                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-65965
                                                                       811-09003

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                         VARIABLE ANNUITY ACCOUNT SEVEN

  ----------------------------------------------------------------------------

          SUPPLEMENT TO THE POLARIS II A-CLASS PROSPECTUS (R-3476-PRO)
                             DATED AUGUST 30, 2004

THE DATE OF THE PROSPECTUS IS HEREBY CHANGED TO APRIL 29, 2005.

ALL REFERENCES IN THE PROSPECTUS TO THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO APRIL 29, 2005.

THE FOLLOWING IS ADDED TO THE GLOSSARY ON PAGE 3 OF THE PROSPECTUS:

FIXED ACCOUNT - An account that we may offer in which you may invest money and earn a fixed rate of return.

MARKET CLOSE - The close of the New York Stock Exchange, usually 1:00 p.m. Pacific Time.

TRUST - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

THE FOLLOWING REPLACES THE PORTFOLIO EXPENSES IN THE FEE TABLES ON PAGE 5 OF THE
PROSPECTUS:

PORTFOLIO EXPENSES

TOTAL ANNUAL TRUST OPERATING EXPENSES                         MINIMUM   MAXIMUM
-------------------------------------                         -------   -------
(EXPENSES THAT ARE DEDUCTED FROM THE UNDERLYING PORTFOLIOS
OF THE TRUSTS,
INCLUDING MANAGEMENT FEES, OTHER EXPENSES AND SERVICE
(12B-1) FEES, IF APPLICABLE)................................   0.55%     1.60%
                                                               ----      ----

THE FOLLOWING REPLACES THE EXPENSE EXAMPLES ON PAGE 6 OF THE PROSPECTUS:

                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.10% (INCLUDING ESTATE
PLUS) AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.60%.).

(1)  If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $832             $1,365            $1,923            $3,432
---------------------------------------------------------------------
---------------------------------------------------------------------

(2)  If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $234              $720             $1,230            $2,626
---------------------------------------------------------------------
---------------------------------------------------------------------

(3)  If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $832             $1,365            $1,923            $3,432
---------------------------------------------------------------------
---------------------------------------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.85% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.55%.)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $709              $993             $1,297            $2,158
---------------------------------------------------------------------
---------------------------------------------------------------------

(2)  If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $134              $418              $722             $1,583
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract and you do not elect any optional features:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $709              $993             $1,297            $2,158
---------------------------------------------------------------------
---------------------------------------------------------------------

THE FOLLOWING IS ADDED AS THE SECOND PARAGRAPH TO THE ASSET ALLOCATION PROGRAM -- REBALANCING SECTION ON PAGE 11 OF THE PROSPECTUS:

Over time, the asset allocation model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep you Variable Portfolio allocations in line with your investment goals.

THE ASSET ALLOCATION PROGRAM -- ANNUAL RE-EVALUATION PARAGRAPH ON PAGE 11 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY.

THE FOLLOWING REPLACES THE SECTION ENTITLED TRANSFERS DURING THE ACCUMULATION PHASE ON PAGE 12 OF THE PROSPECTUS:

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Account options by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an underlying fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or available Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms. Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1)  the number of transfers made in a defined period;

     (2)  the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

THE FOLLOWING IS ADDED TO THE RIGHTS OF ACCUMULATION SECTION ON PAGE 18 OF THE
PROSPECTUS:

Qualifying investments must be held in an account at your financial representative's firm and for which such firm is the broker of record.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH OF THE GENERAL ACCOUNT SECTION ON PAGE 25 OF THE PROSPECTUS:

The Company has a support agreement in effect between the Company and its ultimate parent company, American International Group, Inc. ("AIG"), and the Company's insurance policy obligations are guaranteed by American Home Assurance Company, a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

THE FOLLOWING REPLACES THE SECTION ENTITLED PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT ON PAGE 26 OF THE PROSPECTUS:

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 5.0% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.0% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and is not expected to exceed 0.50%. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

THE FOLLOWING REPLACES THE LEGAL PROCEEDINGS SECTION IN ITS ENTIRETY ON PAGE 26 OF PROSPECTUS:

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

AIG has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

Date: April 29, 2005

               Please keep this Supplement with your Prospectus.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                         VARIABLE ANNUITY ACCOUNT SEVEN

  ----------------------------------------------------------------------------

             SUPPLEMENT TO THE POLARIS II ASSET MANAGER PROSPECTUS
                             DATED AUGUST 30, 2004

THE DATE OF THE PROSPECTUS IS HEREBY CHANGED TO APRIL 29, 2005.

ALL REFERENCES IN THE PROSPECTUS TO THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO APRIL 29, 2005.

THE INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE AND SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION SECTIONS ON PAGE 2 OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY.

ALL REFERENCES TO "MARKET VALUE ADJUSTMENT" AND MVA FIXED ACCOUNTS ARE DELETED THROUGHOUT THE PROSPECTUS. APPENDIX B - MARKET VALUE ADJUSTMENT ON PAGE B-1 OF THE PROSPECTUS IS DELETED IN ITS ENTIRETY.

THE FOLLOWING IS ADDED TO THE GLOSSARY ON PAGE 3 OF THE PROSPECTUS:

FIXED ACCOUNT - An account that we may offer in which you may invest money and earn a fixed rate of return.

MARKET CLOSE - The close of the New York Stock Exchange, usually 1:00 p.m. Pacific Time.

TRUST - Collectively refers to the Anchor Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

THE FOLLOWING REPLACES THE PORTFOLIO EXPENSES IN THE FEE TABLES ON PAGE 6 OF THE
PROSPECTUS:

PORTFOLIO EXPENSES

TOTAL ANNUAL TRUST OPERATING EXPENSES                         MINIMUM   MAXIMUM
-------------------------------------                         -------   -------
(EXPENSES THAT ARE DEDUCTED FROM THE UNDERLYING PORTFOLIOS
OF THE TRUSTS,
INCLUDING MANAGEMENT FEES, OTHER EXPENSES AND SERVICE
(12B-1) FEES, IF APPLICABLE)................................   0.55%     1.60%
                                                               ----      ----

THE FOLLOWING REPLACES THE EXPENSE EXAMPLES ON PAGE 6 OF THE PROSPECTUS:

                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.10% (INCLUDING ESTATEPLUS) AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.60%)

(1)  If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
273..$....             $838             $1,430            $3,032
---------------------------------------------------------------------
---------------------------------------------------------------------

(2)  If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
248..$....             $764             $1,306            $2,786
---------------------------------------------------------------------
---------------------------------------------------------------------

(3)  If you do not surrender your contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
273..$....             $838             $1,430            $3,032
---------------------------------------------------------------------
---------------------------------------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.85% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.55%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
144..$....             $446              $771             $1,691
---------------------------------------------------------------------
---------------------------------------------------------------------

(2)  If you annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
144..$....             $446              $771             $1,691
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your contract and you do not elect any optional features:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
144..$....             $446              $771             $1,691
---------------------------------------------------------------------
---------------------------------------------------------------------

THE FOLLOWING REPLACES THE SECTION ENTITLED TRANSFERS DURING THE ACCUMULATION PHASE ON PAGE 10 OF THE PROSPECTUS:

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Account options by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

     TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an underlying fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request ("Standard U.S. Mail Policy"). For example, if you made a transfer on February 15, 2004 and within the previous six months (from August 15, 2003 forward) you made 5 transfers including the February 15th transfer, then all transfers made for twelve months after February 15, 2004 must be submitted by U.S. Mail (from February 16, 2004 through February 15, 2005). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or available Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms. . Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1)  the number of transfers made in a defined period;

     (2)  the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH OF THE GENERAL ACCOUNT SECTION ON PAGE 21 OF THE PROSPECTUS:

The Company has a support agreement in effect between the Company and its ultimate parent company, American International Group, Inc. ("AIG"), and the Company's insurance policy obligations are guaranteed by American Home

Assurance Company, a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

THE FOLLOWING REPLACES THE SECTION ENTITLED PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT ON PAGE 21 OF THE PROSPECTUS:

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 5.0% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.0% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract with the exception of AFIS. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and is not expected to exceed 0.50%. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

THE FOLLOWING REPLACES THE LEGAL PROCEEDINGS SECTION IN ITS ENTIRETY ON PAGE 22 OF PROSPECTUS:

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.

A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

AIG has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on Company operating results, cash flows or financial position.

Date: April 29, 2005

               Please keep this Supplement with your Prospectus.

                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-65965
                                                                       811-09003




                       STATEMENT OF ADDITIONAL INFORMATION


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

       (Polaris II A-Class and Polaris II Asset Manager Variable Annuities)

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated April 29, 2005, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                 April 29, 2005

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
Separate Account .......................................................       3

General Account ........................................................       3

Support Agreement Between the Company and AIG...........................       4

Performance Data .......................................................       4

Income Payments ........................................................       7

Death Benefit Options for Contracts Issued Between October 21, 2001
  and June 1, 2004 .....................................................       8

Death Benefit Options for Contracts Issued Before October 24, 2001......       8

Death Benefit Options Upon the Continuing Spouse's Death
  for Contracts Issued Between October 24, 2001 and June 1, 2005........       9

Annuity Unit Values ....................................................      10

Taxes ..................................................................      13

Distribution of Contracts ..............................................      19

Financial Statements ...................................................      19

                                SEPARATE ACCOUNT


         Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company (the "Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. Anchor National has since redomesticated to Arizona. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company. This was a name change only and did not affect the substance of any contract. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

         The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

         The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).


                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or DCA (non-MVA) fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG


The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

                                PERFORMANCE DATA


         From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Variable Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the Separate Account may advertise "total return" data for the Variable Portfolios (including the Cash Management Portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. We may from time to time show, in addition to these standardized returns, returns (calculated with the same methodology) with variations on the possible fees and charges.

         ACTUAL PERFORMANCE WILL VARY AND THE HYPOTHETICAL RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS. Performance for periods ending after those shown may vary substantially from those shown in the charts below. The charts show the performance of the Accumulation Units calculated for a specified period of time assuming an initial

Purchase Payment of $1,000 allocated to each Variable Portfolio. The total return figures reflect the effect of both non-recurring and recurring portfolio charges. For Polaris II A-Class contracts, the highest up-front sales charge (5.75%) is reflected. Polaris II Asset Manager contracts are offered through a Registered Investment Adviser in which case you would not be charged a sales charge and performance figures shown are higher. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Seven also funds another contract (Polaris
Plus) which has been in existence longer than the Polaris II A-Class and Polaris II Asset Manager Variable Annuities. The majority of Variable Portfolios in the Polaris II A-Class and Polaris II Asset Manager are also available in that other contract and have been since March 19, 1999. The since inception numbers for the Variable Portfolios are based on Separate Account historical data (which is adjusted for the fees and charges applicable to the Polaris II A-Class and Polaris II Asset Manager) and represent adjusted actual performance of the Separate Account. The performance figures also reflect the actual fees and expenses paid by each Variable Portfolio.

         In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Separate Account funded contracts that were first offered to the public, the total return data will be derived from the performance of the corresponding underlying portfolios of Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc., American Funds Insurance Series and VanKampen Life Investment Trust ("the Trusts") modified to reflect the charges and expenses as if the Separate Account Variable Portfolios had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual performance of the Separate Account Variable Portfolio. Rather, they are intended to indicate the hypothetical adjusted historical performance of the corresponding underlying funds of Trusts adjusted to provide comparability to the performance of the Variable Portfolios after the date the Separate Account funded the contracts that were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

         For Polaris II A-Class contracts:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         For Polaris II Asset Manager contracts:

                        n
                  P(1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

        These rates of return do not reflect election of EstatePlus. The rates of return would be lower if EstatePlus were included in the calculation.


PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

                                INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

         The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.


SUBSEQUENT MONTHLY INCOME PAYMENTS

         For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly income payment.

         For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly income payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.


INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

         If the Income Protector program is available and contract holders elect to begin income payments using the program, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the Income Option selected.

         The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly income payment.

                   DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED
                   BETWEEN OCTOBER 21, 2001 AND JUNE 1, 2004

 THE DEATH BENEFITS FOR CONTRACTS ISSUED BEFORE JUNE 1, 2004 ARE AS FOLLOWS:

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments reduced by any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          The Purchase Payment Accumulation option may not be available to Washington state policyowners. Please check with your financial representative for availability.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments reduced by any withdrawal in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

          - you are age 81 or older at the time of contract issue; or
          - you are age 90 or older at the time of your death.

          The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additions Information for details.



                   DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED
                             BEFORE OCTOBER 24, 2001

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Gross Purchase Payments less withdrawals; or

               3. total Purchase Payments less withdrawals, compounded at a 4%
                  annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

               4. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

               1. the contract value at the time we receive all required
                  paperwork and satisfactory proof of death; or

               2. total Gross Purchase Payments less withdrawals; or
               3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

                   DEATH BENEFIT OPTIONS UPON THE CONTINUING
                  SPOUSE'S DEATH FOR CONTRACTS ISSUED BETWEEN
                       OCTOBER 24, 2001 AND JUNE 1, 2005


THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BEFORE JUNE 1, 2004:

     1. Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation
             Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Purchase Payments reduced by any withdrawals in the same proportions that the withdrawal reduced the contract value on the date of each withdrawal; or

          c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

THE FOLLOWING DETAILS THE DEATH BENEFIT OPTIONS UPON THE CONTINUING SPOUSE'S DEATH FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

               If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Total Gross Purchase Payments less withdrawals;


               c. The contract value on the Continuation Date (including the
                  Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               d. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

               If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Total Gross Purchase Payments less withdrawals;


               c. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

               d. The contract value on the seventh contract anniversary
                  following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

               If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

               c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

               If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

               a. The contract value on the date we receive all required
                  paperwork and satisfactory proof of the Continuing Spouse's death; or

               b. Net Purchase Payments received since the original issue date;
                  or

               c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.


VARIABLE INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

         P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

          First Variable Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

         Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.



                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

         The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, are included in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options and the DCA fixed account options. The financial statements for Variable Annuity Account Seven at April 30, 2004, and for each of the two years in the period ended April 30, 2004 are incorporated by reference in this Statement of Additional Information.

         PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements of the Company and the Separate Account have been so included or incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS



                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Registered Public Accounting Firm                  F-2

Consolidated Balance Sheet - December 31, 2004 and
December 31, 2003                                                    F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2004, 2003 and 2002                F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2004, 2003 and 2002                                     F-7 to F-8

Notes to Consolidated Financial Statements                           F-9 to F-38

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.



PricewaterhouseCoopers LLP
Los Angeles, California
April 15, 2005

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET


                                                                December 31,   December 31,
                                                                    2004           2003
                                                                -----------    -----------

                                                                      (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments                               $   201,117    $   133,105
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: December 31, 2004,
    $5,007,868; December 31, 2003, $5,351,183)                    5,161,027      5,505,800
  Mortgage loans                                                    624,179        716,846
  Policy loans                                                      185,958        200,232
  Mutual funds                                                        6,131         21,159
  Common stocks available for sale, at fair value (cost:
    December 31, 2004, $4,876; December 31, 2003, $635)               4,902            727
  Real estate                                                        20,091         22,166
  Securities lending collateral                                     883,792        514,145
  Other invested assets                                              38,789         10,453
                                                                -----------    -----------

  Total investments and cash                                      7,125,986      7,124,633

Variable annuity assets held in separate accounts                22,612,451     19,178,796
Accrued investment income                                            73,769         74,647
Deferred acquisition costs                                        1,349,089      1,268,621
Other deferred expenses                                             257,781        236,707
Income taxes currently receivable from Parent                         9,945         15,455
Receivable from brokers for sales of securities                         161             --
Goodwill                                                             14,038         14,038
Other assets                                                         52,795         58,830
                                                                -----------    -----------

TOTAL ASSETS                                                    $31,496,015    $27,971,727
                                                                ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                               December 31,   December 31,
                                                                   2004           2003
                                                               -----------    -----------

                                                                     (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity and fixed accounts of variable
    annuity contracts                                          $ 3,948,158    $ 4,274,329
  Reserves for universal life insurance contracts                1,535,905      1,609,233
  Reserves for guaranteed investment contracts                     215,331        218,032
  Reserves for guaranteed benefits                                  76,949         12,022
  Securities lending payable                                       883,792        514,145
  Due to affiliates                                                 21,655         19,289
  Payable to brokers                                                    --          1,140
  Other liabilities                                                190,198        247,435
                                                               -----------    -----------

  Total reserves, payables and accrued liabilities               6,871,988      6,895,625

Variable annuity liabilities related to separate accounts       22,612,451     19,178,796

Subordinated notes payable to affiliates                                --         40,960

Deferred income taxes                                              257,532        242,556
                                                               -----------    -----------

Total liabilities                                               29,741,971     26,357,937
                                                               -----------    -----------

Shareholder's equity:
  Common stock                                                       3,511          3,511
  Additional paid-in capital                                       758,346        709,246
  Retained earnings                                                919,612        828,423
  Accumulated other comprehensive income                            72,575         72,610
                                                               -----------    -----------

  Total shareholder's equity                                     1,754,044      1,613,790
                                                               -----------    -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                     $31,496,015    $27,971,727
                                                               ===========    ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                 Years Ended December 31,
                                                          -------------------------------------
                                                             2004          2003          2002
                                                          ---------     ---------     ---------

                                                                      (in thousands)
REVENUES:
  Fee income:
    Variable annuity policy fees, net of reinsurance      $ 369,141     $ 281,359     $ 286,919
    Asset management fees                                    89,569        66,663        66,423
    Universal life insurance fees, net of reinsurance        33,899        35,816        36,253
    Surrender charges                                        26,219        27,733        32,507
    Other fees                                               15,753        15,520        21,900
                                                          ---------     ---------     ---------
      Total fee income                                      534,581       427,091       444,002

Investment income                                           363,594       402,923       387,355
Net realized investment losses                              (23,807)      (30,354)      (65,811)
                                                          ---------     ---------     ---------


Total revenues                                              874,368       799,660       765,546
                                                          ---------     ---------     ---------

BENEFITS AND EXPENSES:

Interest expense:
  Fixed annuity and fixed accounts of variable annuity
    contracts                                               140,889       153,636       142,973
  Universal life insurance contracts                         73,745        76,415        80,021
  Guaranteed investment contracts                             6,034         7,534        11,267
  Subordinated notes payable to affiliates                    2,081         2,628         3,868
                                                          ---------     ---------     ---------
Total interest expense                                      222,749       240,213       238,129
Amortization of bonus interest                               10,357        19,776        16,277
General and administrative expenses                         131,612       119,093       115,210
Amortization of deferred acquisition costs and
  other deferred expenses                                   157,650       160,106       222,484
Annual commissions                                           64,323        55,661        58,389
Claims on universal life contracts, net of reinsurance
  recoveries                                                 17,420        17,766        15,716
Guaranteed minimum death benefits,
  net of reinsurance recoveries                              58,756        63,268        67,492
                                                          ---------     ---------     ---------

Total benefits and expenses                                 662,867       675,883       733,697
                                                          ---------     ---------     ---------

PRETAX INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               211,501       123,777        31,849

Income tax expense                                            6,410        30,247           160
                                                          ---------     ---------     ---------

NET INCOME BEFORE CUMULATIVE
  EFFECT OF ACCOUNTING CHANGE                               205,091        93,530        31,689

Cumulative effect of accounting change, net of tax          (62,589)           --            --
                                                          ---------     ---------     ---------

NET INCOME                                                $ 142,502     $  93,530     $  31,689
                                                          ---------     ---------     ---------

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                              Years Ended December 31,
                                                       -------------------------------------
                                                          2004          2003          2002
                                                       ---------     ---------     ---------

                                                                   (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS),
  NET OF TAX:
  Net unrealized gains (losses) on debt and equity
    securities available for sale identified in the
    current period less related amortization of
    deferred acquisition costs and other deferred
    expenses                                           $ (20,487)    $  67,125     $  20,358
  Less reclassification adjustment for net realized
    losses included in net income                         19,263        19,194        52,285

  Net unrealized gains (losses) on foreign currency        1,170            --            --

  Change related to cash flow hedges                          --            --        (2,218)

  Income tax (benefit) expense                                19       (30,213)      (24,649)
                                                       ---------     ---------     ---------

OTHER COMPREHENSIVE INCOME (LOSS)                            (35)       56,106        45,776
                                                       ---------     ---------     ---------

COMPREHENSIVE INCOME                                   $ 142,467     $ 149,636     $  77,465
                                                       =========     =========     =========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                      Years Ended December 31,
                                                            -------------------------------------------
                                                                2004            2003            2002
                                                            -----------     -----------     -----------

                                                                           (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                                  $   142,502     $    93,530     $    31,689
Adjustments to reconcile net income to net cash provided
  by operating activities:
  Cumulative effect of accounting change, net of tax             62,589              --              --
  Interest credited to:
    Fixed annuity and fixed accounts of variable
    annuity contracts                                           140,889         153,636         142,973
    Universal life insurance contracts                           73,745          76,415          80,021
    Guaranteed investment contracts                               6,034           7,534          11,267
  Net realized investment losses                                 23,807          30,354          65,811
  Accretion of net discounts on investments                      (1,277)         (9,378)         (2,412)
  Loss on other invested assets                                     572           2,859           3,932
  Amortization of deferred acquisition costs and other
    expenses                                                    168,007         179,882         238,761
  Acquisition costs deferred                                   (246,033)       (212,251)       (204,833)
  Other expenses deferred                                       (62,906)        (70,158)        (77,602)
  Depreciation of fixed assets                                    1,619           1,718             860
  Provision for deferred income taxes                            49,337        (129,591)        106,044
  Change in:
    Accrued investment income                                       878             679          13,907
    Other assets                                                  4,416         (12,349)          4,736
    Income taxes currently payable to/receivable from
      Parent                                                       5157         148,898         (43,629)
    Due from/to affiliates                                        2,366         (36,841)         (7,743)
    Other liabilities                                             7,485          10,697          (7,143)
  Other, net                                                      2,284          14,885          10,877
                                                            -----------     -----------     -----------

NET CASH PROVIDED BY OPERATING
  ACTIVITIES                                                    381,471         250,519         367,516
                                                            -----------     -----------     -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                 (964,705)     (2,078,310)     (2,403,362)
  Mortgage loans                                                (31,502)        (44,247)       (128,764)
  Other investments, excluding short-term investments           (33,235)        (20,266)        (65,184)
Sales of:
  Bonds, notes and redeemable preferred stocks                  383,695       1,190,299         849,022
  Other investments, excluding short-term investments            22,283          12,835             825
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                  898,682         994,014         615,798
  Mortgage loans                                                125,475          67,506          82,825
  Other investments, excluding short-term investments            10,915          72,970         114,347
                                                            -----------     -----------     -----------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                                $   411,608     $   194,801     $  (934,493)
                                                            -----------     -----------     -----------


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                               Years Ended December 31,
                                                     -------------------------------------------
                                                         2004            2003            2002
                                                     -----------     -----------     -----------

                                                                    (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                $ 1,360,319     $ 1,553,000     $ 1,731,597
  Universal life insurance contracts                      45,183          45,657          49,402
Net exchanges from the fixed accounts of variable
  annuity contracts                                   (1,332,240)     (1,108,030)       (503,221)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (458,052)       (464,332)       (529,466)
  Universal life insurance contracts                     (69,185)        (61,039)        (68,444)
  Guaranteed investment contracts                         (8,614)       (148,719)       (135,084)
Claims and annuity payments, net of
  reinsurance, on:
  Fixed annuity and fixed accounts of variable
    annuity contracts                                   (108,691)       (109,412)        (98,570)
  Universal life insurance contracts                    (105,489)       (111,380)       (100,995)
Net receipt from (repayments of) other short-term
  financings                                             (41,060)         14,000              --
Net payment related to a modified coinsurance
  transaction                                             (4,738)        (26,655)        (30,282)
Capital contribution received from Parent                     --              --         200,000
Dividends paid to Parent                                  (2,500)        (12,187)        (10,000)
                                                     -----------     -----------     -----------

NET CASH (USED IN) PROVIDED BY
  FINANCING ACTIVITIES                                  (725,067)       (429,097)        504,937
                                                     -----------     -----------     -----------

NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                                  68,012          16,223         (62,040)

CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                                    133,105         116,882         178,922
                                                     -----------     -----------     -----------

CASH AND SHORT-TERM INVESTMENTS AT
  END OF PERIOD                                      $   201,117     $   133,105     $   116,882
                                                     ===========     ===========     ===========


SUPPLEMENTAL CASH FLOW FORMATION:

Interest paid on indebtedness                        $     2,081     $     2,628     $     3,868
                                                     ===========     ===========     ===========

Net income taxes (received) paid to Parent           $   (47,749)    $    10,989     $     5,856
                                                     ===========     ===========     ===========




          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    BASIS OF PRESENTATION

      AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products.

      The Company changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. Assets, liabilities and shareholder's equity at December 31, 2003 were restated to include $190,605,000, $39,952,000 and $150,653,000, respectively, of
      SAAMCo balances. Similarly, the results of operations and cash flows for the years ended December 31, 2003 and 2002 have been restated for the addition and subtraction to pretax income of $16,345,000 and $4,464,000 to reflect the SAAMCo activity. Prior to this capital contribution to the Company, SAAMCo distributed certain investments with a tax effect of $49,100,000 which was indemnified by its then parent, SALIC. See Note 10 of the Notes to Consolidated Financial Statements.

      SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, are included in the Company's asset management segment (see Note 13). These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 24.8% of deposits in the year ended December 31, 2004, 14.6% of deposits in the year ended December 31, 2003 and 11.9% of deposits in the year ended December 31, 2002. No other independent selling organization was responsible for 10% or more of deposits for any such period. One

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    BASIS OF PRESENTATION (Continued)

      independent selling organization in the asset management operations represented 16.0% of deposits in the year ended December 31, 2004 and 10.8% of deposits in the year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, deferred other expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $862,481,000 and $502,885,000 as of December 31, 2004 and 2003, respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet as of December 31, 2004 and 2003, respectively. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

      Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits and Guaranteed Minimum Withdrawal ("GMWB") benefits (see Note 7). Limited partnerships are carried at cost. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairments writedowns totaled $21,050,000, $54,092,000 and $57,273,000 in the years ending December 31,
      2004, 2003 and 2002.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as component of accumulated other comprehensive income in shareholder's equity.

      Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

      Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

      The Company issues certain variable annuity products that offer an optional GMAV and GMWB living benefit. If elected by the contract holder at the time of contract issuance, the GMAV feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. If elected by the contract holder at the time of contract issuance, the GMWB feature guarantees an annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days, adjusted for any subsequent withdrawals. There is a separate charge to the contract holder for these features. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV and GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other liabilities in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded through investment income.

      Deferred Acquisition Costs ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

      OTHER DEFERRED EXPENSES: The annuity operations currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company previously deferred these expenses as part of DAC and reported the amortization of such amounts as part of DAC amortization. Upon implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), the Company reclassified $155,695,000 of these expenses from DAC to other deferred expenses, which is reported on the consolidated balance

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      sheet. The prior period consolidated balance sheet and consolidated statements of income and comprehensive income presentation has been reclassified to conform to the new presentation. See Recently Issued Accounting Standards below.

      The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

      The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $14,038,000 (net of accumulated amortization of $18,838,000) at December 31, 2004 and 2003. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2004 and 2003, and has determined that no impairment provision is necessary.

      RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GICs: Reserves for fixed annuity, Fixed Options, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

      RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit and guaranteed minimum income benefits are accounted for in accordance with SOP 03-1. See Recently Issued Accounting Standards below.

      FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees, commissions and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges,

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned with net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: Prior to the 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their Parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS

            The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2004:

      U.S. government securities                  $   28,443          $   30,300
      Mortgage-backed securities                     926,274             956,567
      Securities of public utilities                 321,381             332,038
      Corporate bonds and notes                    2,797,943           2,902,829
      Redeemable preferred stocks                     20,140              21,550
      Other debt securities                          913,687             917,743
                                                  ----------          ----------

        Total                                     $5,007,868          $5,161,027
                                                  ==========          ==========


                                                  Amortized           Estimated
                                                     Cost             Fair Value
                                                  ----------          ----------

                                                          (in thousands)
      AT DECEMBER 31, 2003:

      U.S. government securities                  $   22,393          $   24,292
      Mortgage-backed securities                   1,148,452           1,191,817
      Securities of public utilities                 352,998             365,150
      Corporate bonds and notes                    2,590,254           2,697,142
      Redeemable preferred stocks                     21,515              22,175
      Other debt securities                        1,215,571           1,205,224
                                                  ----------          ----------

        Total                                     $5,351,183          $5,505,800
                                                  ==========          ==========

      At December 31, 2004, bonds, notes and redeemable preferred stocks included $386,426,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 19%, 16%, 16% and 10% concentrated in telecommunications, utilities, financial institutions and noncyclical consumer products industries, respectively. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2004, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 27%, 11% and 10% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and Massachusetts, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2004, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $40,051,000 of bonds.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

      The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

      At December 31, 2004, $10,505,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

      At December 31, 2004, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2004, follow:

                                                    Amortized        Estimated
                                                       Cost          Fair Value
                                                    ----------       ----------

                                                           (in thousands)

      Due in one year or less                       $  278,939       $  281,954
      Due after one year through five years          2,076,145        2,138,574
      Due after five years through ten years         1,299,345        1,339,499
      Due after ten years                              427,165          444,433
      Mortgage-backed securities                       926,274          956,567
                                                    ----------       ----------

        Total                                       $5,007,868       $5,161,027
                                                    ==========       ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2004:

      U.S. government securities                    $    1,857       $       --
      Mortgage-backed securities                        32,678           (2,385)
      Securities of public utilities                    11,418             (761)
      Corporate bonds and notes                        118,069          (13,183)
      Redeemable preferred stocks                        1,410               --
      Other debt securities                             14,871          (10,815)
                                                    ----------       ----------

        Total                                       $  180,303       $  (27,144)
                                                    ==========       ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                                       Gross            Gross
                                                    Unrealized       Unrealized
                                                       Gains           Losses
                                                    ----------       ----------

                                                           (in thousands)

      AT DECEMBER 31, 2003:

      U.S. government securities                    $    1,898       $       --
      Mortgage-backed securities                        46,346           (2,980)
      Securities of public utilities                    13,467           (1,315)
      Corporate bonds and notes                        127,996          (21,108)
      Redeemable preferred stocks                          660               --
      Other debt securities                             24,366          (34,713)
                                                    ----------       ----------

        Total                                       $  214,733       $  (60,116)
                                                    ==========       ==========

      Gross unrealized gains on equity securities aggregated $26,000 at December 31, 2004 and $112,000 at December 31, 2003. There were no unrealized losses on equity securities at December 31, 2004 and gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003.

      The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004 and 2003 (dollars in thousands).

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2004      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  125,589  $   (1,282)          23  $   40,275  $   (1,103)           9  $  165,864  $   (2,385)      32
    Securities of public
      utilities                46,249        (761)           9           0           0            0      46,249        (761)       9
    Corporate bonds
      and notes               487,923      (7,418)          86      87,194      (5,765)          15     575,117     (13,183)     101
    Other debt securities     207,378      (4,062)          36      79,782      (6,753)          12     287,160     (10,815)      48
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  867,139  $  (13,523)         154  $  207,251  $  (13,621)          36  $1,074,390  $  (27,144)     190
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                   Less than 12 Months                   12 Months or More                        Total
                           -----------------------------------  -----------------------------------  -------------------------------
                                       Unrealized                           Unrealized                           Unrealized
    December 31, 2003      Fair Value     Loss         Items    Fair Value     Loss         Items    Fair Value     Loss      Items
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
    Mortgage-backed
      securities           $  180,559  $   (2,882)          49  $   13,080  $      (98)           6  $  193,639  $   (2,980)      55
    Securities of public
      utilities                67,626      (1,315)           8          --          --           --      67,626      (1,315)       8
    Corporate bonds
      and notes               276,373     (17,086)          54      30,383      (4,022)           5     306,756     (21,108)      59
    Other debt securities     302,230     (33,951)          54      41,523        (762)           5     343,753     (34,713)      59
                           ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------   ------
      Total                $  826,788  $  (55,234)         165  $   84,986  $   (4,882)          16  $  911,774  $  (60,116)     181
                           ==========  ==========   ==========  ==========  ==========   ==========  ==========  ==========   ======

      Realized investment gains and losses on sales of investments are as follows:

                                                Years ended December 31,
                                        ----------------------------------------
                                          2004            2003            2002
                                        --------        --------        --------

                                                     (in thousands)
      BONDS, NOTES AND REDEEMABLE
        PREFERRED STOCKS:
        Realized gains                  $ 12,240        $ 30,896        $ 25,013
        Realized losses                  (12,623)        (11,818)        (32,865)

      COMMON STOCKS:
        Realized gains                         5             561              --
        Realized losses                     (247)           (117)           (169)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      The sources and related amounts of investment income are as follows:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Short-term investments                             $   2,483        $   1,363        $   5,447
      Bonds, notes and redeemable preferred stocks         293,258          321,493          305,480
      Mortgage loans                                        50,825           53,951           55,417
      Partnerships                                             417             (478)          12,344
      Policy loans                                          17,130           15,925           18,796
      Real estate                                             (202)            (331)            (276)
      Other invested assets                                  2,149           13,308           (7,496)
      Less: investment expenses                             (2,466)          (2,308)          (2,357)
                                                         ---------        ---------        ---------

      Total investment income                            $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========


      Investment income was attributable to the following products:

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                            2004             2003             2002
                                                         ---------        ---------        ---------

                                                                        (in thousands)

      Fixed annuity contracts                            $  34,135        $  37,762        $  41,856
      Variable annuity contracts                           222,660          239,863          201,766
      Guaranteed investment contracts                       13,191           20,660           28,056
      Universal life insurance contracts                    92,645          100,019          105,878
      Asset management                                         963            4,619            9,799
                                                         ---------        ---------        ---------
      Total                                              $ 363,594        $ 402,923        $ 387,355
                                                         =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
      CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES TO/FROM AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

      The estimated fair values of the Company's financial instruments at December 31, 2004 and 2003 compared with their respective carrying values, are as follows:

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2004:

      ASSETS:
        Cash and short-term investments                                 $   201,117       $   201,117
        Bonds, notes and redeemable preferred stocks                      5,161,027         5,161,027
        Mortgage loans                                                      624,179           657,828
        Policy loans                                                        185,958           185,958
        Mutual funds                                                          6,131             6,131
        Common stocks                                                         4,902             4,902
        Partnerships                                                          1,084             1,084
        Securities lending collateral                                       883,792           883,792
        Put options hedging guaranteed benefits                              37,705            37,705
        Variable annuity assets held in separate accounts                22,612,451        22,612,451

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 3,948,158       $ 3,943,265
        Reserves for guaranteed investment contracts                        215,331           219,230
        Securities lending payable                                          883,792           883,792
        Variable annuity liabilities related to separate accounts        22,612,451        22,612,451

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                         Carrying            Fair
                                                                           Value             Value
                                                                        -----------       -----------

                                                                               (in thousands)
      DECEMBER 31, 2003:

      ASSETS:
        Cash and short-term investments                                 $   133,105       $   133,105
        Bonds, notes and redeemable preferred stocks                      5,505,800         5,505,800
        Mortgage loans                                                      716,846           774,758
        Policy loans                                                        200,232           200,232
        Mutual funds                                                         21,159            21,159
        Common stocks                                                           727               727
        Partnerships                                                          1,312             1,685
        Securities lending collateral                                       514,145           514,145
        Put options hedging guaranteed benefits                               9,141             9,141
        Variable annuity assets held in separate accounts                19,178,796        19,178,796

      LIABILITIES:
        Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                             $ 4,274,329       $ 4,225,329
        Reserves for guaranteed investment contracts                        218,032           223,553
        Securities lending payable                                          514,145           514,145
        Variable annuity liabilities related to separate accounts        19,178,796        19,178,796
        Subordinated note payable to affiliate                               40,960            40,960

5.    DEFERRED ACQUISITION COSTS

      The following table summarizes the activity in deferred acquisition costs:

                                                                     Years Ended December 31,
                                                                  ------------------------------
                                                                      2004               2003
                                                                  -----------        -----------

                                                                          (in thousands)

      Balance at beginning of year                                $ 1,268,621        $ 1,224,101
      Acquisition costs deferred                                      246,033            212,250
      Effect of net unrealized gains (losses) on securities               267            (30,600)
      Amortization charged to income                                 (126,142)          (137,130)
      Cumulative effect of SOP 03-1                                   (39,690)                --
                                                                  -----------        -----------

      Balance at end of year                                      $ 1,349,089        $ 1,268,621
                                                                  ===========        ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    OTHER DEFERRED EXPENSES

      The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                                    Bonus         Distribution
                                                                   Payments          Costs            Total
                                                                  ---------        ---------        ---------

                                                                                 (in thousands)
      YEAR ENDED DECEMBER 31, 2004

      Balance at beginning of year                                $ 155,695        $  81,011        $ 236,707
      Expenses deferred                                              36,732           26,175           62,906
      Effect of net unrealized gains (losses) on securities              33               --               33
      Amortization charged in income                                (10,357)         (31,508)         (41,865)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 182,103        $  75,678        $ 257,781
                                                                  =========        =========        =========


      YEAR ENDED DECEMBER 31, 2003

      Balance at beginning of year                                $ 140,647        $  72,053        $ 212,700
      Expenses deferred                                              38,224           31,934           70,159
      Effect of net unrealized gains (losses) on securities          (3,400)              --           (3,400)
      Amortization charged in income                                (19,776)         (22,976)         (42,752)
                                                                  ---------        ---------        ---------

      Balance at end of year                                      $ 155,695        $  81,011        $ 236,707
                                                                  =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS

      The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as GMDB, GMAV, GMWB and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

      The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

      The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

      EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

      If available and elected by the contract holder, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. As there is a waiting period to annuitize using the GMIB, there are no policies eligible to receive this benefit at December 31, 2004. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under FAS 133, and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

      GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream, regardless of market performance, equal to deposits invested during the first ninety days adjusted for any subsequent withdrawals ("Eligible Premium"). These guaranteed annual withdrawals of up to 10% of Eligible Premium are available after either a three-year or a five-year waiting period as elected by the contract holder at time of contract issuance, without reducing the future amounts guaranteed. If no withdrawals have been made during the waiting period of three or five years, the contract holder will realize an additional 10% or 20%, respectively, of Eligible Premium after all other amounts guaranteed under this benefit have been paid. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and through investment income in the consolidated statement of income and comprehensive income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      Details concerning the Company's guaranteed benefit exposures as of December 31, 2004 are as follows:

                                                                                          Highest Specified
                                                                                             Anniversary
                                                                          Return of Net     Account Value
                                                                         Deposits Plus a  Minus Withdrawals
                                                                         Minimum Return   Post Anniversary
                                                                         ---------------  -----------------

                                                                               (dollars in millions)
      In the event of death (GMDB and EEB):
         Account value                                                        $12,883          $12,890
         Net amount at risk (a)                                               $   933          $ 1,137
         Average attained age of contract holders                                  67               64
         Range of guaranteed minimum return rates                               0%-5%               0%

      At annuitization (GMIB):
         Account value                                                        $ 6,942
         Net amount at risk (b)                                               $     3
         Weighted average period remaining until earliest annuitization     3.8 Years
         Range of guaranteed minimum return rates                             0%-6.5%

      Accumulation at specified date (GMAV):
         Account value                                                        $ 1,533
         Net amount at risk (c)                                               $    --
         Weighted average period remaining until guaranteed payment         9.0 Years

      Annual withdrawals at specified date (GMWB):
         Account value                                                        $   294
         Net amount at risk (d)                                               $    --
         Weighted average period remaining until expected payout           13.9 Years

      (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

      (b) Net amount at risk represents the present value of the expected annuitization payments at the expected annuitization dates in excess of the present value of the expected account value at the expected annuitization dates, net of reinsurance.

      (c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

      (d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made during the waiting period of 3 or 5 years, the contract holder will realize an additional 10% or 20% of Eligible Premium, respectively, after all other amounts guaranteed under this benefit have been paid. The additional 10% or 20% enhancement increases the net amount at risk by $26.3 million and is payable no sooner than 13 or 15 years from contract issuance for the 3 or 5 year waiting periods, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    GUARANTEED BENEFITS (Continued)

      The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                            (in thousands)
Balance at January 1, 2004 before reinsurance (e)                             $  92,873
Guaranteed benefits incurred                                                     61,472
Guaranteed benefits paid                                                        (49,947)
                                                                              ---------

Balance at December 31, 2004 before reinsurance                                 104,398
  Less reinsurance                                                              (27,449)
                                                                              ---------

Balance at December 31, 2004, net of reinsurance                              $  76,949
                                                                              =========

      (e) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

      - Data used was 5,000 stochastically generated investment performance scenarios.

      -     Mean investment performance assumption was 10%.

      -     Volatility assumption was 16%.

      -     Mortality was assumed to be 64% of the 75-80 ALB table.

      - Lapse rates vary by contract type and duration and range from 0% to 40%.

      -     The discount rate was approximately 8%.

8.    REINSURANCE

      Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

      Variable policy fees are net of reinsurance premiums of $28,604,000, $30,795,000 and $22,500,000 in 2004, 2003 and 2002, respectively.
      Universal life insurance fees are net of reinsurance premiums of $34,311,000, $33,710,000 and $34,098,000 in 2004, 2003 and 2002,
      respectively.

      The Company has a reinsurance treaty under which the Company retains no more than $100,000 of risk on any one insured life in order to limit the exposure to loss on any single insured. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $34,163,000, $34,036,000 and $29,171,000 in 2004, 2003 and 2002,
      respectively. Guaranteed benefits were reduced by reinsurance recoveries of $2,716,000, $8,042,000 and $8,362,000 in 2004, 2003 and 2002,
      respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has six agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2004 is $195,442,000. These commitments have contractual maturity dates in 2005. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $62,590,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The Internal Revenue Service has completed its examinations into the transactions underlying these commitments, including the Company's role in the transactions. The examination did not result in a material loss to the Company.

      At December 31, 2004, the Company has commitments to purchase a total of approximately $10,000,000 of asset-backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $2,000,000 in 2005 and $8,000,000 in 2007.

      Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows of the Company.

      Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

      On April 5, 2004, a purported class action captioned Nitika Mehta, as
                                                           ----------------
      Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance
      ------------------------------------------------------------------------
      Company, Case 04L0199, was filed in the Circuit Court, Twentieth Judicial
      -------
      District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time. The company cannot estimate a range because the litigation has not progressed beyond the preliminary stage.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2004 and 2003, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                                             Years ended December 31,
                                                                   -------------------------------------------
                                                                      2004             2003             2002
                                                                   ---------        ---------        ---------

                                                                                  (in thousands)
      ADDITIONAL PAID-IN CAPITAL:
        Beginning balances                                         $ 709,246        $ 709,246        $ 509,246
        Capital contributions by Parent                               49,100               --          200,000
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 758,346        $ 709,246        $ 709,246
                                                                   =========        =========        =========

      RETAINED EARNINGS:
        Beginning balances                                         $ 828,423        $ 730,321        $ 669,103
        Net income                                                   142,502           93,530           31,689
        Dividends paid to Parent                                      (2,500)         (12,187)         (10,000)
        Adjustment for tax benefit of distributed subsidiary             287           16,759           39,529
        Tax effect on a distribution of investment                   (49,100)              --               --
                                                                   ---------        ---------        ---------

        Ending balances                                            $ 919,612        $ 828,423        $ 730,321
                                                                   =========        =========        =========

      ACCUMULATED OTHER COMPREHENSIVE
        INCOME (LOSS):
        Beginning balances                                         $  72,610        $  16,504        $ (29,272)
        Change in net unrealized gains (losses)
          on debt securities available for sale                       (1,459)         118,725           98,718
        Change in net unrealized gains (losses)
          on equity securities available for sale                        (65)           1,594           (1,075)
        Change in net unrealized gains on foreign currency             1,170               --               --
        Change in adjustment to deferred acquisition costs
          and other deferred expenses                                    300          (34,000)         (25,000)
        Net change related to cash flow hedges                            --               --           (2,218)
        Tax effects of net changes                                        19          (30,213)         (24,649)
                                                                   ---------        ---------        ---------

        Ending balances                                            $  72,575        $  72,610        $  16,504
                                                                   =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                           December 31,     December 31,
                                                               2004             2003
                                                            ---------        ---------

                                                                  (in thousands)

        Gross unrealized gains                              $ 180,329        $ 214,845
        Gross unrealized losses                               (27,144)         (60,136)
        Unrealized gain on foreign currency                     1,170               --
        Adjustment to DAC and other deferred expenses         (42,700)         (43,000)
        Deferred income taxes                                 (39,080)         (39,099)
                                                            ---------        ---------

        Accumulated other comprehensive income              $  72,575        $  72,610
                                                            =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to shareholder in the year 2005 without obtaining prior approval is $83,649,000. Dividends of $2,500,000 were paid in 2004. Prior to the capital contribution of SAAMCo to the Company, SAAMCo paid dividends to its parent, SunAmerica Life Insurance Company, of $12,187,000 and $10,000,000 in 2003 and 2002, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $99,288,000 for the year ended December 31, 2004, net income of $89,071,000 and net loss of $180,737,000 for the years ended December 31, 2003 and 2002, respectively. The Company's statutory capital and surplus totaled $840,001,000 at December 31, 2004 and $602,348,000 at December 31, 2003.

11.   INCOME TAXES

      The components of the provisions for income taxes on pretax income consist of the following:

                                               Years ended December 31,
                                     ------------------------------------------
                                        2004             2003             2002
                                     ---------        ---------        ---------

                                                    (in thousands)

      Current expense (benefit)      $ (42,927)       $ 127,655        $(105,369)
      Deferred expense (benefit)        49,337          (97,408)         105,529
                                     ---------        ---------        ---------

      Total income tax expense       $   6,410        $  30,247        $     160
                                     =========        =========        =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in statement of income and comprehensive income provided differ as follows:

                                                                       Years ended December 31,
                                                               ----------------------------------------
                                                                 2004            2003            2002
                                                               --------        --------        --------

                                                                            (in thousands)

      Amount computed at statutory rate                        $ 74,025        $ 43,322        $ 11,147
      Increases (decreases) resulting from:
          State income taxes, net of federal tax benefit          4,020           2,273            (567)
          Dividends received deduction                          (19,058)        (15,920)        (10,117)
          Tax credits                                            (4,000)             --              --
          Adjustment to prior year tax liability (a)            (39,730)             --              --
          Other, net                                             (8,847)            572            (303)
                                                               --------        --------        --------

        Total income tax expense                               $  6,410        $ 30,247        $    160
                                                               ========        ========        ========


            (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

      Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

      At December 31, 2004, the Company had net operating carryforwards, capital loss carryforwards and tax credit carryforwards for Federal income tax purposes of $15,515,000, $63,774,000 and $44,604,000, respectively, arising from affordable housing investments no longer owned by SAAMCo. Such carryforwards expire in 2018, 2006 to 2008 and 2018, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                                   December 31,     December 31,
                                                                                       2004             2003
                                                                                    ---------        ---------

                                                                                          (in thousands)

        DEFERRED TAX LIABILITIES:

        Deferred acquisition costs and other deferred expenses                      $ 432,868        $ 473,387
        State income taxes                                                             10,283            5,744
        Other liabilities                                                              15,629              350
        Net unrealized gains on debt and equity securities available for sale          39,080           39,098

                                                                                    ---------        ---------
        Total deferred tax liabilities                                                497,860          518,579
                                                                                    ---------        ---------

        DEFERRED TAX ASSETS:

        Investments                                                                   (28,915)         (25,213)
        Contract holder reserves                                                     (122,691)        (158,112)
        Guaranty fund assessments                                                      (3,402)          (3,408)
        Deferred income                                                                 (5,604)         (3,801)
        Other assets                                                                   (1,068)          (7,446)
        Net operating loss carryforward                                                (5,430)              --
        Capital loss carryforward                                                     (22,321)         (20,565)
        Low income housing credit carryforward                                        (44,604)         (36,600)
        Partnership income/loss                                                        (6,293)         (20,878)

                                                                                    ---------        ---------
        Total deferred tax assets                                                    (240,328)        (276,023)
                                                                                    ---------        ---------

        Deferred income taxes                                                       $ 257,532        $ 242,556
                                                                                    =========        =========


      The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.   RELATED-PARTY MATTERS

      As of December 31, 2004, subordinated notes payable to affiliates were paid off except for accrued interest totaling $460,000 which is included in other liabilities on the consolidated balance sheet.

      On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2004.

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000. Any advances made under this agreement must be repaid within 30 days. At December 31, 2004 and 2003, the Company owed $0 and $14,000,000, respectively, under this agreement, which was included in due to affiliates.

      On October 31, 2003, the Company became a party to an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $60,000,000. This commitment expires on October 28, 2005. There were no balances outstanding under this agreement at December 31, 2004.

      For the years ended December 31, 2004, 2003 and 2002, the Company paid commissions totaling $60,674,000, $51,716,000 and $59,058,000, respectively, to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities Inc. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products amounting to approximately 23%, 24% and 31% of deposits for each of the respective years. Of the Company's mutual fund sales, approximately 25%, 23% and 28% were distributed by these affiliated broker-dealers for the years ended December 31, 2004, 2003 and 2002, respectively.

      On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,537,000 in 2004 and are included in the Company's consolidated statement of income and comprehensive income. A fee of $150,000, $1,620,000 and $1,777,000 was paid under a different agreement in 2004, 2003 and 2002, respectively.

      On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,074,000, $7,587,000 and $7,614,000 in 2004, 2003 and 2002, respectively, and are net of certain administrative costs incurred by VALIC of

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      $2,593,000, $2,168,000 and $2,175,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

      The Company's ultimate parent, AIG, has announced that it has delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the SEC and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG, resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us. While the outcome of this investigation is not determinable at this time, management believes that the ultimate outcome will not have a material adverse effect on Company operating results, cash flows or financial position.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $148,554,000 for the year ended December 31, 2004, $126,531,000 for the year ended December 31, 2003 and $119,981,000 for the year ended December 31, 2002. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $60,183,000, $48,733,000 and $49,004,000 respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,712,000, $3,838,000 and $3,408,000 for the years ended December 31, 2004, 2003 and
      2002, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   RELATED-PARTY MATTERS (Continued)

      The Company incurred $1,113,000, $500,000 and $790,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2004, 2003 and 2002, respectively (see Note 2).

      In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000. At December 31, 2004, the affiliated bond has a market value of $34,630,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS

      The Company conducts its business through two business segments, annuity operations and asset management operations. Annuity operations consists of the sale and administration of deposit-type insurance contracts, including fixed and variable annuity contracts, universal life insurance contracts and GICs. Asset management operations, which includes the managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios, is conducted by SAAMCo and its subsidiary and distributor, SACS, and its subsidiary and servicing administrator, SFS. Following is selected information pertaining to the Company's business segments.

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2004:
          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    369,141        $         --       $    369,141
            Asset management fees                                     --              89,569             89,569
            Universal life insurance policy fees, net
              of reinsurance                                      33,899                  --             33,899
            Surrender charges                                     26,219                  --             26,219
            Other fees                                                --              15,753             15,753
                                                            ------------        ------------       ------------
          Total fee income                                       429,259             105,322            534,581

          Investment income                                      362,631                 963            363,594
          Net realized investment gains (losses)                 (24,100)                293            (23,807)
                                                            ------------        ------------       ------------

          Total revenues                                         767,790             106,578            874,368
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       220,668               2,081            222,749
          Amortization of bonus interest                          10,357                  --             10,357
          General and administrative expenses                     93,188              38,424            131,612
          Amortization of deferred acquisition costs
            and other deferred expenses                          126,142              31,508            157,650
          Annual commissions                                      64,323                  --             64,323
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,420                  --             17,420
          Guaranteed benefits, net of reinsurance
            recoveries                                            58,756                  --             58,756
                                                            ------------        ------------       ------------

          Total benefits and expenses                            590,854              72,013            662,867
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $    176,936        $     34,565       $    211,501
                                                            ============        ============       ============

          Total assets                                      $ 31,323,462        $    217,155       $ 31,540,617
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $        132       $        132
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2003:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    281,359        $         --       $    281,359
            Asset management fees                                     --              66,663             66,663
            Universal life insurance policy fees, net
              of reinsurance                                      35,816                  --             35,816
            Surrender charges                                     27,733                  --             27,733
            Other fees                                                --              15,520             15,520
                                                            ------------        ------------       ------------
          Total fee income                                       344,908              82,183            427,091

          Investment income                                      398,304               4,619            402,923
          Net realized investment losses                         (30,354)                 --            (30,354)
                                                            ------------        ------------       ------------

          Total revenues                                         712,858              86,802            799,660
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       237,585               2,628            240,213
          Amortization of bonus interest                          19,776                  --             19,776
          General and administrative expenses                     83,013              36,080            119,093
          Amortization of deferred acquisition costs
            and other deferred expenses                          137,130              22,976            160,106
          Annual commissions                                      55,661                  --             55,661
          Claims on universal life contracts,
            net of reinsurance recoveries                         17,766                  --             17,766
          Guaranteed benefits, net of reinsurance
            recoveries                                            63,268                  --             63,268
                                                            ------------        ------------       ------------

          Total benefits and expenses                            614,199              61,684            675,883
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     98,659        $     25,118       $    123,777
                                                            ============        ============       ============

          Total assets                                      $ 27,781,457        $    190,270       $ 27,971,727
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      2,977       $      2,977
                                                            ============        ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.     BUSINESS SEGMENTS (Continued)

                                                                                    Asset
                                                               Annuity           Management
                                                             Operations          Operations            Total
                                                            ------------        ------------       ------------

                                                                               (in thousands)
        YEAR ENDED DECEMBER 31, 2002:

          REVENUES:
          Fee income:
            Variable annuity policy fees, net of
              reinsurance                                   $    286,919        $         --       $    286,919
            Asset management fees                                     --              66,423             66,423
            Universal life insurance policy fees, net
              of reinsurance                                      36,253                  --             36,253
            Surrender charges                                     32,507                  --             32,507
            Other fees                                             3,304              18,596             21,900
                                                            ------------        ------------       ------------
          Total fee income                                       358,983              85,019            444,002

          Investment income                                      377,556               9,799            387,355
          Net realized investment losses                         (65,811)                 --            (65,811)
                                                            ------------        ------------       ------------

          Total revenues                                         670,728              94,818            765,546
                                                            ------------        ------------       ------------

          BENEFITS AND EXPENSES:
          Interest expense                                       234,261               3,868            238,129
          Amortization of bonus interest                          16,277                  --             16,277
          General and administrative expenses                     79,287              35,923            115,210
          Amortization of deferred acquisition costs
            and other deferred expenses                          171,583              50,901            222,484
          Annual commissions                                      58,389                  --             58,389
          Claims on universal life contracts,
            net of reinsurance recoveries                         15,716                  --             15,716
          Guaranteed benefits, net of reinsurance
            recoveries                                            67,492                  --             67,492
                                                            ------------        ------------       ------------

          Total benefits and expenses                            643,005              90,692            733,697
                                                            ------------        ------------       ------------

          Pretax income before cumulative effect of
            accounting change                               $     27,723        $      4,126       $     31,849
                                                            ============        ============       ============

          Total assets                                      $ 23,538,832        $    214,157       $ 23,752,989
                                                            ============        ============       ============

          Expenditures for long-lived assets                $         --        $      7,297       $      7,297
                                                            ============        ============       ============

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2004

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                  ANNUAL REPORT
                                 APRIL 30, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm.....    1
Statement of Assets and Liabilities.........................    2
Schedule of Portfolio Investments...........................    8
Statement of Operations.....................................    9
Statement of Changes in Net Assets..........................   15
Notes to Financial Statements...............................   27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Los Angeles, California
July 9, 2004

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004

                                                                                        Government
                                                             Asset        Capital          and
                                                          Allocation    Appreciation   Quality Bond      Growth
                                                           Portfolio     Portfolio      Portfolio      Portfolio
                                                           (Class 1)     (Class 1)      (Class 1)       (Class 1)
                                                         ------------   ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936
      Investments in SunAmerica Series Trust,
          at net asset value                                        0              0              0              0
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

Total Assets:                                            $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936

Liabilities:                                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

                                                         $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936
                                                         ============   ============   ============   ============
Net assets:

      Accumulation units                                 $ 17,622,754   $ 68,230,482   $ 68,752,929   $ 43,223,216

      Contracts in payout (annuitization) period                3,691         58,512         88,358         40,720
                                                         ------------   ------------   ------------   ------------

           Total net assets                              $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936
                                                         ============   ============   ============   ============

Accumulation units outstanding                                999,662      4,540,534      4,538,622      3,178,645
                                                         ============   ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $          -   $     15,994   $      2,149   $     13,936
      Accumulation units outstanding                                -          2,025            175          1,707
      Unit value of accumulation units                   $          -   $       7.90   $      12.28   $       8.16

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  3,600,364   $ 35,753,171   $ 21,999,386   $ 21,401,645
      Accumulation units outstanding                          324,870      3,348,839      1,717,250      2,235,693
      Unit value of accumulation units                   $      11.08   $      10.68   $      12.81   $       9.57

Contracts with total expenses of 1.10% :
      Net Assets                                         $    135,078   $  3,594,377   $  1,757,834   $  1,881,461
      Accumulation units outstanding                           12,280        339,695        138,314        198,143
      Unit value of accumulation units                   $      11.00   $      10.58   $      12.71   $       9.50

Contracts with total expenses of 1.25% :
      Net Assets                                         $ 13,891,003   $ 28,925,452   $ 45,081,918   $ 19,966,894
      Accumulation units outstanding                          662,512        849,975      2,682,883        743,102
      Unit value of accumulation units                   $      20.97   $      34.03   $      16.80   $      26.87

                                                          Aggressive      Alliance      Blue Chip
                                                            Growth         Growth         Growth
                                                          Portfolio      Portfolio      Portfolio
                                                          (Class 1)       (Class 1)      (Class 1)
                                                         ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                               11,702,361     75,292,292      1,080,772

      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0
                                                         ------------   ------------   ------------
Total Assets:                                            $ 11,702,361   $ 75,292,292   $  1,080,772

Liabilities:                                                        0              0              0
                                                         ------------   ------------   ------------

                                                         $ 11,702,361   $ 75,292,292   $  1,080,772
                                                         ============   ============   ============
Net assets:

      Accumulation units                                 $ 11,702,361   $ 75,257,935   $  1,080,772

      Contracts in payout (annuitization) period                    0         34,357              0
                                                         ------------   ------------   ------------

           Total net assets                              $ 11,702,361   $ 75,292,292   $  1,080,772
                                                         ============   ============   ============

Accumulation units outstanding                                983,125      4,391,660        201,429
                                                         ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $      1,570   $     10,739   $          -
      Accumulation units outstanding                              310          2,006              -
      Unit value of accumulation units                   $       5.06   $       5.35   $          -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  1,393,874   $ 12,506,644   $    955,778
      Accumulation units outstanding                          180,321      1,944,993        177,965
      Unit value of accumulation units                   $       7.73   $       6.43   $       5.37

Contracts with total expenses of 1.10% :
      Net Assets                                         $     93,199   $    882,473   $    124,994
      Accumulation units outstanding                           12,138        138,351         23,464
      Unit value of accumulation units                   $       7.68   $       6.38   $       5.33

Contracts with total expenses of 1.25% :
      Net Assets                                         $ 10,213,718   $ 61,892,436   $          -
      Accumulation units outstanding                          790,356      2,306,310              -
      Unit value of accumulation units                   $      12.92   $      26.84   $          -

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                             Cash         Corporate    Davis Venture    "Dogs" of
                                                          Management        Bond           Value       Wall Street
                                                          Portfolio      Portfolio       Portfolio     Portfolio
                                                          (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                                         ------------   ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                               20,444,351     28,487,187     77,506,131      7,512,954
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0              0

                                                         ------------   ------------   ------------   ------------
Total Assets:                                            $ 20,444,351   $ 28,487,187   $ 77,506,131   $  7,512,954

Liabilities:                                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

                                                         $ 20,444,351   $ 28,487,187   $ 77,506,131   $  7,512,954
                                                         ============   ============   ============   ============
Net assets:

      Accumulation units                                 $ 20,389,038   $ 28,479,263   $ 77,489,433   $  7,511,424

      Contracts in payout (annuitization) period               55,313          7,924         16,698          1,530
                                                         ------------   ------------   ------------   ------------

           Total net assets                              $ 20,444,351   $ 28,487,187   $ 77,506,131   $  7,512,954
                                                         ============   ============   ============   ============

Accumulation units outstanding                              1,634,270      1,994,520      5,513,260        678,245
                                                         ============   ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $     36,744   $          -   $     14,146   $         94
      Accumulation units outstanding                            3,497              -          1,375              8
      Unit value of accumulation units                   $      10.51   $          -   $      10.29   $      11.80

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  4,092,722   $ 16,076,857   $ 47,633,447   $    761,593
      Accumulation units outstanding                          375,789      1,216,579      4,219,824         60,730
      Unit value of accumulation units                   $      10.89   $      13.21   $      11.29   $      12.54

Contracts with total expenses of 1.10% :
      Net Assets                                         $    481,799   $  1,873,317   $  4,829,312   $    102,473
      Accumulation units outstanding                           44,481        142,952        431,379          8,220
      Unit value of accumulation units                   $      10.83   $      13.10   $      11.20   $      12.47

Contracts with total expenses of 1.25% :
      Net Assets                                         $ 15,833,086   $ 10,537,013   $ 25,029,226   $  6,648,794
      Accumulation units outstanding                        1,210,503        634,989        860,682        609,287
      Unit value of accumulation units                   $      13.08   $      16.59   $      29.08   $      10.91

                                                           Emerging       Equity         Equity
                                                           Markets        Income          Index
                                                          Portfolio      Portfolio      Portfolio
                                                           (Class 1)      (Class 1)      (Class 1)
                                                         ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                                7,158,565      8,509,172     42,104,093
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0

                                                         ------------   ------------   ------------
Total Assets:                                            $  7,158,565   $  8,509,172   $ 42,104,093

Liabilities:                                                        0              0              0
                                                         ------------   ------------   ------------

                                                         $  7,158,565   $  8,509,172   $ 42,104,093
                                                         ============   ============   ============
Net assets:

      Accumulation units                                 $  7,148,730   $  8,494,000   $ 42,033,605

      Contracts in payout (annuitization) period                9,835         15,172         70,488
                                                         ------------   ------------   ------------

           Total net assets                              $  7,158,565   $  8,509,172   $ 42,104,093
                                                         ============   ============   ============

Accumulation units outstanding                                767,783        792,665      5,140,659
                                                         ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $          -   $          -   $          -
      Accumulation units outstanding                                -              -              -
      Unit value of accumulation units                   $          -   $          -   $          -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $    892,775   $          -   $          -
      Accumulation units outstanding                           81,009              -              -
      Unit value of accumulation units                   $      11.02   $          -   $          -

Contracts with total expenses of 1.10% :
      Net Assets                                         $     68,376   $          -   $          -
      Accumulation units outstanding                            6,243              -              -
      Unit value of accumulation units                   $      10.95   $          -   $          -

Contracts with total expenses of 1.25% :
      Net Assets                                         $  6,197,414   $  8,509,172   $ 42,104,093
      Accumulation units outstanding                          680,531        792,665      5,140,659
      Unit value of accumulation units                   $       9.11   $      10.73   $       8.19

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                          Federated                                     Goldman
                                                           American       Global          Global         Sachs
                                                           Leaders          Bond         Equities       Research
                                                          Portfolio      Portfolio      Portfolio      Portfolio
                                                           (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                         ------------   ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                               15,889,240      9,081,423     11,020,629        820,456
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

Total Assets:                                            $ 15,889,240   $  9,081,423   $ 11,020,629   $    820,456

Liabilities:                                                        0              0              0              0
                                                         ------------   ------------   ------------   ------------

                                                         $ 15,889,240   $  9,081,423   $ 11,020,629   $    820,456
                                                         ============   ============   ============   ============
Net assets:

      Accumulation units                                 $ 15,887,890   $  9,069,223   $ 11,019,488   $    820,456

      Contracts in payout (annuitization) period                1,350         12,200          1,141              0
                                                         ------------   ------------   ------------   ------------

           Total net assets                              $ 15,889,240   $  9,081,423   $ 11,020,629   $    820,456
                                                         ============   ============   ============   ============

Accumulation units outstanding                              1,306,284        577,668        919,029        127,558
                                                         ============   ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $          -   $          -   $      1,471   $          -
      Accumulation units outstanding                                -              -            212              -
      Unit value of accumulation units                   $          -   $          -   $       6.94   $          -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  8,459,217   $  1,728,258   $  2,695,973   $    755,271
      Accumulation units outstanding                          833,201        141,130        388,668        117,350
      Unit value of accumulation units                   $      10.15   $      12.25   $       6.94   $       6.44

Contracts with total expenses of 1.10% :
      Net Assets                                         $    445,241   $    144,076   $     54,857   $     65,185
      Accumulation units outstanding                           44,202         11,858          7,971         10,208
      Unit value of accumulation units                   $      10.07   $      12.15   $       6.88   $       6.39

Contracts with total expenses of 1.25% :
      Net Assets                                         $  6,984,782   $  7,209,089   $  8,268,328   $          -
      Accumulation units outstanding                          428,881        424,680        522,178              -
      Unit value of accumulation units                   $      16.29   $      16.98   $      15.83   $          -

                                                           Growth-         Growth       High-Yield
                                                           Income       Opportunities      Bond
                                                          Portfolio       Portfolio     Portfolio
                                                           (Class 1)      (Class 1)      (Class 1)
                                                         ------------   ------------   ------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $          0   $          0   $          0
      Investments in SunAmerica Series Trust,
          at net asset value                               68,815,280        258,640     12,031,008
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                        0              0              0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                        0              0              0
      Investments in American Funds Insurance Series,
          at net asset value                                        0              0              0
                                                         ------------   ------------   ------------

Total Assets:                                            $ 68,815,280   $    258,640   $ 12,031,008

Liabilities:                                                        0              0              0
                                                         ------------   ------------   ------------

                                                         $ 68,815,280   $    258,640   $ 12,031,008
                                                         ============   ============   ============
Net assets:

      Accumulation units                                 $ 68,688,300   $    258,640   $ 12,030,209

      Contracts in payout (annuitization) period              126,980              0            799
                                                         ------------   ------------   ------------

           Total net assets                              $ 68,815,280   $    258,640   $ 12,031,008
                                                         ============   ============   ============

Accumulation units outstanding                              3,720,474         58,482        974,758
                                                         ============   ============   ============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $      5,080   $          -   $          -
      Accumulation units outstanding                              663              -              -
      Unit value of accumulation units                   $       7.66   $          -   $          -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $ 12,689,770   $    242,161   $  6,280,236
      Accumulation units outstanding                        1,520,053         54,926        587,922
      Unit value of accumulation units                   $       8.35   $       4.41   $      10.68

Contracts with total expenses of 1.10% :
      Net Assets                                         $    809,605   $     16,479   $    491,002
      Accumulation units outstanding                           97,758          3,556         46,284
      Unit value of accumulation units                   $       8.28   $       4.63   $      10.61

Contracts with total expenses of 1.25% :
      Net Assets                                         $ 55,310,825   $          -   $  5,259,770
      Accumulation units outstanding                        2,102,000              -        340,552
      Unit value of accumulation units                   $      26.31   $          -   $      15.44

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                         International    International         MFS
                                                          Diversified      Growth and      Massachusetts      MFS Mid-
                                                           Equities          Income       Investors Trust    Cap Growth
                                                          Portfolio         Portfolio       Portfolio         Portfolio
                                                           (Class 1)         (Class 1)       (Class 1)         (Class 1)
                                                        ---------------  ---------------  ---------------  ---------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                            $             0  $             0  $             0  $             0
      Investments in SunAmerica Series Trust,
          at net asset value                                  5,345,355       13,930,099        7,288,167        3,733,305
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                          0                0                0                0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                          0                0                0                0
      Investments in American Funds Insurance Series,
          at net asset value                                          0                0                0                0
                                                        ---------------  ---------------  ---------------  ---------------

Total Assets:                                           $     5,345,355  $    13,930,099  $     7,288,167  $     3,733,305

Liabilities:                                                          0                0                0                0
                                                        ---------------  ---------------  ---------------  ---------------

                                                        $     5,345,355  $    13,930,099  $     7,288,167  $     3,733,305
                                                        ===============  ===============  ===============  ===============

Net assets:

      Accumulation units                                $     5,345,319  $    13,912,644  $     7,288,167  $     3,733,305

      Contracts in payout (annuitization) period                     36           17,455                0                0
                                                        ---------------  ---------------  ---------------  ---------------

           Total net assets                             $     5,345,355  $    13,930,099  $     7,288,167  $     3,733,305
                                                        ===============  ===============  ===============  ===============

Accumulation units outstanding                                  661,289        1,368,132          896,493          476,821
                                                        ===============  ===============  ===============  ===============

Contracts with total expenses of 0.85% *:
      Net Assets                                        $             -  $         6,113  $             -  $             -
      Accumulation units outstanding                                  -              750                -                -
      Unit value of accumulation units                  $             -  $          8.15  $             -  $             -

Contracts with total expenses of 0.85% **:
      Net Assets                                        $     1,598,844  $     6,793,262  $     6,552,693  $     3,460,534
      Accumulation units outstanding                            259,738          748,220          805,399          441,724
      Unit value of accumulation units                  $          6.16  $          9.08  $          8.14  $          7.83

Contracts with total expenses of 1.10% :
      Net Assets                                        $        69,931  $       322,306  $       735,474  $       272,771
      Accumulation units outstanding                             11,443           35,769           91,094           35,097
      Unit value of accumulation units                  $          6.11  $          9.01  $          8.07  $          7.77

Contracts with total expenses of 1.25% :
      Net Assets                                        $     3,676,580  $     6,808,418  $             -  $             -
      Accumulation units outstanding                            390,108          583,393                -                -
      Unit value of accumulation units                  $          9.42  $         11.67  $             -  $             -

                                                                             Putnam
                                                           MFS Total         Growth:           Real
                                                            Return           Voyager          Estate
                                                          Portfolio         Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)
                                                        ---------------  ---------------  ---------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                            $             0  $             0  $             0
      Investments in SunAmerica Series Trust,
          at net asset value                                 56,227,175       31,102,195        7,548,327
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                          0                0                0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                          0                0                0
      Investments in American Funds Insurance Series,
          at net asset value                                          0                0                0
                                                        ---------------  ---------------  ---------------

Total Assets:                                           $    56,227,175  $    31,102,195  $     7,548,327

Liabilities:                                                          0                0                0
                                                        ---------------  ---------------  ---------------

                                                        $    56,227,175  $    31,102,195  $     7,548,327
                                                        ===============  ===============  ===============

Net assets:

      Accumulation units                                $    56,227,175  $    31,074,257  $     7,548,327

      Contracts in payout (annuitization) period                      0           27,938                0
                                                        ---------------  ---------------  ---------------

           Total net assets                             $    56,227,175  $    31,102,195  $     7,548,327
                                                        ===============  ===============  ===============

Accumulation units outstanding                                4,381,942        2,575,127          455,290
                                                        ===============  ===============  ===============

Contracts with total expenses of 0.85% *:
      Net Assets                                        $             -  $         1,016  $           131
      Accumulation units outstanding                                  -              174                8
      Unit value of accumulation units                  $             -  $          5.84  $         16.35

Contracts with total expenses of 0.85% **:
      Net Assets                                        $    50,723,945  $     6,733,277  $     2,026,616
      Accumulation units outstanding                          3,949,893        1,063,200          108,473
      Unit value of accumulation units                  $         12.84  $          6.33  $         18.68

Contracts with total expenses of 1.10% :
      Net Assets                                        $     5,503,230  $       587,161  $       104,214
      Accumulation units outstanding                            432,049           93,442            5,621
      Unit value of accumulation units                  $         12.74  $          6.28  $         18.54

Contracts with total expenses of 1.25% :
      Net Assets                                        $             -  $    23,780,741  $     5,417,366
      Accumulation units outstanding                                  -        1,418,311          341,188
      Unit value of accumulation units                  $             -  $         16.77  $         15.88

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                         Small Company    SunAmerica                        Telecom
                                                             Value         Balanced       Technology        Utility
                                                           Portfolio      Portfolio        Portfolio       Portfolio
                                                           (Class 1)      (Class 1)        (Class 1)       (Class 1)
                                                         -------------   -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $           0   $           0   $           0   $           0
      Investments in SunAmerica Series Trust,
          at net asset value                                 8,786,020      57,607,133         264,982       3,674,204
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                         0               0               0               0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                         0               0               0               0
      Investments in American Funds Insurance Series,
          at net asset value                                         0               0               0               0
                                                         -------------   -------------   -------------   -------------

Total Assets:                                            $   8,786,020   $  57,607,133   $     264,982   $   3,674,204

Liabilities:                                                         0               0               0               0
                                                         -------------   -------------   -------------   -------------

                                                         $   8,786,020   $  57,607,133   $     264,982   $   3,674,204
                                                         =============   =============   =============   =============

Net assets:

      Accumulation units                                 $   8,786,020   $  57,490,917   $     264,982   $   3,653,477

      Contracts in payout (annuitization) period                     0         116,216               0          20,727
                                                         -------------   -------------   -------------   -------------

           Total net assets                              $   8,786,020   $  57,607,133   $     264,982   $   3,674,204
                                                         =============   =============   =============   =============

Accumulation units outstanding                                 495,118       4,282,718         121,974         375,895
                                                         =============   =============   =============   =============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $       5,316   $       5,933   $           -   $         111
      Accumulation units outstanding                               427             837               -              15
      Unit value of accumulation units                   $       12.45   $        7.09   $           -   $        7.37

Contracts with total expenses of 0.85% **:
      Net Assets                                         $           -   $   4,356,517   $     235,564   $     283,910
      Accumulation units outstanding                                 -         530,846         108,335          40,778
      Unit value of accumulation units                   $           -   $        8.21   $        2.17   $        6.96

Contracts with total expenses of 1.10% :
      Net Assets                                         $           -   $     224,279   $      29,418   $      28,684
      Accumulation units outstanding                                 -          27,544          13,639           4,149
      Unit value of accumulation units                   $           -   $        8.14   $        2.16   $        6.91

Contracts with total expenses of 1.25% :
      Net Assets                                         $   8,780,704   $  53,020,404   $           -   $   3,361,499
      Accumulation units outstanding                           494,691       3,723,491               -         330,953
      Unit value of accumulation units                   $       17.75   $       14.24   $           -   $       10.16

                                                           Worldwide                       Emerging
                                                          High Income       Comstock        Growth
                                                           Portfolio       Portfolio       Portfolio
                                                           (Class 1)       (Class II)     (Class II)
                                                         -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $           0   $           0   $           0
      Investments in SunAmerica Series Trust,
          at net asset value                                 3,688,752               0               0
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                         0      53,666,882       5,481,963
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                         0               0               0
      Investments in American Funds Insurance Series,
          at net asset value                                         0               0               0
                                                         -------------   -------------   -------------

Total Assets:                                            $   3,688,752   $  53,666,882   $   5,481,963

Liabilities:                                                         0               0               0
                                                         -------------   -------------   -------------
                                                         $   3,688,752   $  53,666,882   $   5,481,963
                                                         =============   =============   =============

Net assets:

      Accumulation units                                 $   3,687,378   $  53,666,882   $   5,481,963

      Contracts in payout (annuitization) period                 1,374               0               0
                                                         -------------   -------------   -------------

           Total net assets                              $   3,688,752   $  53,666,882   $   5,481,963
                                                         =============   =============   =============

Accumulation units outstanding                                 260,053       4,972,603         644,101
                                                         =============   =============   =============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $   1,460,907   $  48,699,444   $   4,836,260
      Accumulation units outstanding                           126,343       4,509,831         568,055
      Unit value of accumulation units                   $       11.56   $       10.80   $        8.51

Contracts with total expenses of 1.10% :
      Net Assets                                         $     168,898   $   4,967,438   $     645,703
      Accumulation units outstanding                            14,716         462,772          76,046
      Unit value of accumulation units                   $       11.48   $       10.73   $        8.49

Contracts with total expenses of 1.25% :
      Net Assets                                         $   2,058,947   $           -   $           -
      Accumulation units outstanding                           118,994               -               -
      Unit value of accumulation units                   $       17.30   $           -   $           -

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                             Growth         Growth                           Asset
                                                           and Income     and Income     Mid-Cap Value    Allocation
                                                            Portfolio     Portfolio        Portfolio          Fund
                                                           (Class II)     (Class VC)      (Class VC)       (Class 2)
                                                         -------------   -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $           0   $           0   $           0   $           0
      Investments in SunAmerica Series Trust,
          at net asset value                                         0               0               0               0
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                36,998,962               0               0               0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                         0      48,589,564      28,866,718               0
      Investments in American Funds Insurance Series,
          at net asset value                                         0               0               0      59,677,489
                                                         -------------   -------------   -------------   -------------

Total Assets:                                            $  36,998,962   $  48,589,564   $  28,866,718   $  59,677,489

Liabilities:                                                         0               0               0               0
                                                         -------------   -------------   -------------   -------------

                                                         $  36,998,962   $  48,589,564   $  28,866,718   $  59,677,489
                                                         =============   =============   =============   =============

Net assets:

      Accumulation units                                 $  36,998,962   $  48,589,564   $  28,866,718   $  59,677,489

      Contracts in payout (annuitization) period                     0               0               0               0
                                                         -------------   -------------   -------------   -------------

           Total net assets                              $  36,998,962   $  48,589,564   $  28,866,718   $  59,677,489
                                                         =============   =============   =============   =============

Accumulation units outstanding                               3,280,374       4,562,992       2,598,873       4,799,401
                                                         =============   =============   =============   =============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $           -   $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -   $           -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  33,491,266   $  43,577,163   $  25,686,845   $  54,002,678
      Accumulation units outstanding                         2,967,167       4,090,198       2,311,323       4,341,675
      Unit value of accumulation units                   $       11.29   $       10.65   $       11.11   $       12.44

Contracts with total expenses of 1.10% :
      Net Assets                                         $   3,507,696   $   5,012,401   $   3,179,873   $   5,674,811
      Accumulation units outstanding                           313,207         472,794         287,550         457,726
      Unit value of accumulation units                   $       11.20   $       10.60   $       11.06   $       12.40

Contracts with total expenses of 1.25% :
      Net Assets                                         $           -   $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -   $           -

                                                            Global                          Growth-
                                                            Growth          Growth          Income
                                                             Fund             Fund           Fund
                                                           (Class 2)        (Class 2)      (Class 2)
                                                         -------------   -------------   -------------
Assets:
      Investments in Anchor Series Trust,
          at net asset value                             $           0   $           0   $           0
      Investments in SunAmerica Series Trust,
          at net asset value                                         0               0
      Investments in Van Kampen Life Investment Trust,
          at net asset value                                         0               0               0
      Investments in Lord Abbett Series Fund, Inc.,
          at net asset value                                         0               0               0
      Investments in American Funds Insurance Series,
          at net asset value                                26,782,854      52,716,825      98,164,575
                                                         -------------   -------------   -------------

Total Assets:                                            $  26,782,854   $  52,716,825   $  98,164,575

Liabilities:                                                         0               0               0
                                                         -------------   -------------   -------------

                                                         $  26,782,854   $  52,716,825   $  98,164,575
                                                         =============   =============   =============

Net assets:

      Accumulation units                                 $  26,782,854   $  52,716,825   $  98,164,575

      Contracts in payout (annuitization) period                     0               0               0
                                                         -------------   -------------   -------------

           Total net assets                              $  26,782,854   $  52,716,825   $  98,164,575
                                                         =============   =============   =============

Accumulation units outstanding                               1,806,379       3,515,459       6,825,246
                                                         =============   =============   =============

Contracts with total expenses of 0.85% *:
      Net Assets                                         $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -

Contracts with total expenses of 0.85% **:
      Net Assets                                         $  23,982,362   $  46,147,404   $  88,953,853
      Accumulation units outstanding                         1,616,933       3,076,002       6,182,253
      Unit value of accumulation units                   $       14.83   $       15.00   $       14.39

Contracts with total expenses of 1.10% :
      Net Assets                                         $   2,800,492   $   6,569,421   $   9,210,722
      Accumulation units outstanding                           189,446         439,457         642,993
      Unit value of accumulation units                   $       14.78   $       14.95   $       14.32

Contracts with total expenses of 1.25% :
      Net Assets                                         $           -   $           -   $           -
      Accumulation units outstanding                                 -               -               -
      Unit value of accumulation units                   $           -   $           -   $           -

* Offered in Polaris Plus product.
** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2004

                                                                          Net Asset Value    Net Asset
                       Variable Accounts                       Shares        Per Share         Value          Cost
-----------------------------------------------------------   ---------   ---------------   -----------   ------------
ANCHOR SERIES TRUST:
     Asset Allocation Portfolio (Class 1)                     1,269,718   $         13.88   $17,626,445   $ 17,612,416
     Capital Appreciation Portfolio (Class 1)                 2,245,463             30.41    68,288,994     82,223,661
     Government and Quality Bond Portfolio (Class 1)          4,527,954             15.20    68,841,287     66,707,152
     Growth Portfolio (Class 1)                               1,734,242             24.95    43,263,936     50,132,177

SUNAMERICA SERIES TRUST:
     Aggressive Growth Portfolio (Class 1)                    1,340,432   $          8.73   $11,702,361   $ 20,119,111
     Alliance Growth Portfolio (Class 1)                      4,413,473             17.06    75,292,292    134,509,820
     Blue Chip Growth Portfolio (Class 1)                       179,511              6.02     1,080,772      1,066,383
     Cash Management Portfolio (Class 1)                      1,912,326             10.69    20,444,351     20,764,396
     Corporate Bond Portfolio (Class 1)                       2,397,160             11.88    28,487,187     27,676,235
     Davis Venture Value Portfolio (Class 1)                  3,267,734             23.72    77,506,131     77,606,584
     "Dogs" of Wall Street Portfolio (Class 1)                  731,159             10.28     7,512,954      6,816,869
     Emerging Markets Portfolio (Class 1)                       762,867              9.38     7,158,565      6,135,405
     Equity Income Portfolio (Class 1)                          767,836             11.08     8,509,172      8,097,957
     Equity Index Portfolio (Class 1)                         4,458,003              9.44    42,104,093     49,796,015
     Federated American Leaders Portfolio (Class 1)           1,060,907             14.98    15,889,240     15,958,354
     Global Bond Portfolio (Class 1)                            797,667             11.38     9,081,423      8,848,455
     Global Equities Portfolio (Class 1)                      1,064,876             10.35    11,020,629     17,643,330
     Goldman Sachs Research Portfolio (Class 1)                 121,207              6.77       820,456        809,776
     Growth-Income Portfolio (Class 1)                        3,155,025             21.81    68,815,280     88,833,580
     Growth Opportunities Portfolio (Class 1)                    54,749              4.72       258,640        299,684
     High-Yield Bond Portfolio (Class 1)                      1,744,548              6.90    12,031,008     12,852,137
     International Diversified Equities Portfolio (Class 1)     775,295              6.89     5,345,355      6,087,139
     International Growth and Income Portfolio (Class 1)      1,354,890             10.28    13,930,099     13,915,262
     MFS Massachusetts Investors Trust Portfolio (Class 1)      707,870             10.30     7,288,167      8,374,529
     MFS Mid-Cap Growth Portfolio (Class 1)                     451,387              8.27     3,733,305      5,231,389
     MFS Total Return Portfolio (Class 1)                     3,495,044             16.09    56,227,175     53,671,809
     Putnam Growth: Voyager Portfolio (Class 1)               2,266,660             13.72    31,102,195     50,202,547
     Real Estate Portfolio (Class 1)                            512,687             14.72     7,548,327      6,074,275
     Small Company Value Portfolio (Class 1)                    708,761             12.40     8,786,020      7,536,157
     SunAmerica Balanced Portfolio (Class 1)                  4,362,701             13.20    57,607,133     74,288,610
     Technology Portfolio (Class 1)                             110,592              2.40       264,982        329,094
     Telecom Utility Portfolio (Class 1)                        468,369              7.84     3,674,204      5,753,745
     Worldwide High Income Portfolio (Class 1)                  500,796              7.37     3,688,752      4,082,297

VAN KAMPEN LIFE INVESTMENT TRUST:
     Comstock Portfolio (Class II)                            4,494,714   $         11.94   $53,666,882   $ 48,349,465
     Emerging Growth Portfolio (Class II)                       231,404             23.69     5,481,963      5,321,788
     Growth and Income Portfolio (Class II)                   2,184,118             16.94    36,998,962     34,123,094

LORD ABBETT SERIES FUND, INC.:
     Growth and Income Portfolio (Class VC)                   1,979,208   $         24.55   $48,589,564   $ 44,426,425
     Mid-Cap Value Portfolio (Class VC)                       1,609,968             17.93    28,866,718     25,494,859

AMERICAN FUNDS INSURANCE SERIES:
     Asset Allocation Fund (Class 2)                          4,129,930   $         14.45   $59,677,489   $ 57,118,405
     Global Growth Fund (Class 2)                             1,736,891             15.42    26,782,854     25,277,766
     Growth Fund (Class 2)                                    1,138,838             46.29    52,716,825     48,766,874
     Growth-Income Fund (Class 2)                             2,908,580             33.75    98,164,575     91,096,695

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                                                           Government
                                                                Asset         Capital         and
                                                             Allocation    Appreciation   Quality Bond      Growth
                                                              Portfolio      Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------      ---------
Investment income:
       Dividends                                            $    518,489   $          0   $  2,782,828   $    170,050
                                                            ------------   ------------   ------------   ------------
           Total investment income                               518,489              0      2,782,828        170,050
                                                            ------------   ------------   ------------   ------------
Expenses:
       Mortality and expense risk charge                        (157,567)      (523,614)      (690,337)      (329,505)
       Distribution expense charge                               (23,138)       (86,583)      (103,994)       (53,367)
                                                            ------------   ------------   ------------   ------------
           Total expenses                                       (180,705)      (610,197)      (794,331)      (382,872)
                                                            ------------   ------------   ------------   ------------

Net investment income (loss)                                     337,784       (610,197)     1,988,497       (212,822)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                               1,489,777      4,168,855     16,270,351      2,009,556
       Cost of shares sold                                    (1,518,686)    (5,644,755)   (15,437,796)    (2,689,576)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                      (28,909)    (1,475,900)       832,555       (680,020)
Realized Gain Distribution                                             0              0        510,063              0
                                                            ------------   ------------   ------------   ------------

Net Realized Gains (Losses)                                      (28,909)    (1,475,900)     1,342,618       (680,020)
                                                            ------------   ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                    (2,088,567)   (26,573,170)     5,558,429    (14,568,034)
       End of period                                              14,029    (13,934,667)     2,134,135     (6,868,241)
                                                            ------------   ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              2,102,596     12,638,503     (3,424,294)     7,699,793
                                                            ------------   ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,411,471   $ 10,552,406   $    (93,179)  $  6,806,951
                                                            ============   ============   ============   ============

                                                             Aggressive      Alliance       Blue Chip
                                                               Growth         Growth         Growth
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------
Investment income:
       Dividends                                            $          0   $    189,747   $      1,598
                                                            ------------   ------------   ------------
           Total investment income                                     0        189,747          1,598
                                                            ------------   ------------   ------------
Expenses:
       Mortality and expense risk charge                        (121,265)      (803,712)        (6,990)
       Distribution expense charge                               (17,172)      (117,172)        (1,452)
                                                            ------------   ------------   ------------
           Total expenses                                       (138,437)      (920,884)        (8,442)
                                                            ------------   ------------   ------------

Net investment income (loss)                                    (138,437)      (731,137)        (6,844)
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                               2,048,969      8,067,135        347,719
       Cost of shares sold                                    (3,551,131)   (14,105,640)      (357,268)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                   (1,502,162)    (6,038,505)        (9,549)
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                   (1,502,162)    (6,038,505)        (9,549)
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                   (12,182,340)   (74,557,606)      (137,212)
       End of period                                          (8,416,750)   (59,217,528)        14,389
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              3,765,590     15,340,078        151,601
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,124,991   $  8,570,436   $    135,208
                                                            ============   ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                Cash         Corporate    Davis Venture     "Dogs" of
                                                             Management         Bond          Value        Wall Street
                                                              Portfolio      Portfolio      Portfolio       Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                                              ---------      ---------      ---------       ---------
Investment income:
  Dividends                                                 $    465,612   $  1,186,107   $    513,537    $    180,882
                                                            ------------   ------------   ------------    ------------
      Total investment income                                    465,612      1,186,107        513,537         180,882
                                                            ------------   ------------   ------------    ------------
Expenses:
  Mortality and expense risk charge                             (230,329)      (198,774)      (561,017)        (75,774)
  Distribution expense charge                                    (33,752)       (32,613)       (98,858)        (10,776)
                                                            ------------   ------------   ------------    ------------
      Total expenses                                            (264,081)      (231,387)      (659,875)        (86,550)
                                                            ------------   ------------   ------------    ------------

Net investment income (loss)                                     201,531        954,720       (146,338)         94,332
                                                            ------------   ------------   ------------    ------------
Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                   28,095,660      2,419,316      3,656,002       1,433,165
  Cost of shares sold                                        (28,325,783)    (2,298,822)    (4,094,947)     (1,402,679)
                                                            ------------   ------------   ------------    ------------
Net realized gains (losses) from
    securities transactions                                     (230,123)       120,494       (438,945)         30,486
Realized Gain Distribution                                             0              0              0               0
                                                            ------------   ------------   ------------    ------------

Net Realized Gains (Losses)                                     (230,123)       120,494       (438,945)         30,486
                                                            ------------   ------------   ------------    ------------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           (211,646)       715,861    (16,959,776)       (732,462)
  End of period                                                 (320,045)       810,952       (100,453)        696,085
                                                            ------------   ------------   ------------    ------------
Change in net unrealized appreciation
    (depreciation) of investments                               (108,399)        95,091     16,859,323       1,428,547
                                                            ------------   ------------   ------------    ------------

Increase (decrease) in net assets from operations           $   (136,991)  $  1,170,305   $ 16,274,040    $  1,553,365
                                                            ============   ============   ============    ============

                                                              Emerging        Equity         Equity
                                                               Markets        Income         Index
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------
Investment income:
  Dividends                                                 $          0   $    124,545   $    412,888
                                                            ------------   ------------   ------------
      Total investment income                                          0        124,545        412,888
                                                            ------------   ------------   ------------
Expenses:
  Mortality and expense risk charge                              (62,315)       (89,399)      (452,204)
  Distribution expense charge                                     (9,027)       (12,191)       (61,664)
                                                            ------------   ------------   ------------
      Total expenses                                             (71,342)      (101,590)      (513,868)
                                                            ------------   ------------   ------------

Net investment income (loss)                                     (71,342)        22,955       (100,980)
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                    3,751,232        863,383      3,816,229
  Cost of shares sold                                         (3,313,146)      (844,035)    (4,737,352)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                      438,086         19,348       (921,123)
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                      438,086         19,348       (921,123)
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                           (621,170)      (919,171)   (16,099,132)
  End of period                                                1,023,160        411,215     (7,691,922)
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              1,644,330      1,330,386      8,407,210
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,011,074   $  1,372,689   $  7,385,107
                                                            ============   ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                             Federated                                     Goldman
                                                              American        Global         Global          Sachs
                                                              Leaders          Bond         Equities       Research
                                                             Portfolio       Portfolio      Portfolio      Portfolio
                                                             (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                                             ---------       ---------      ---------      ---------
Investment income:
      Dividends                                             $    199,688   $          0   $     27,510   $          0
                                                            ------------   ------------   ------------   ------------
          Total investment income                                199,688              0         27,510              0
                                                            ------------   ------------   ------------   ------------
Expenses:
      Mortality and expense risk charge                         (125,619)       (93,985)      (109,491)        (4,730)
      Distribution expense charge                                (20,808)       (13,482)       (16,444)          (980)
                                                            ------------   ------------   ------------   ------------
          Total expenses                                        (146,427)      (107,467)      (125,935)        (5,710)
                                                            ------------   ------------   ------------   ------------

Net investment income (loss)                                      53,261       (107,467)       (98,425)        (5,710)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                1,295,793      1,751,565      1,579,225        225,809
      Cost of shares sold                                     (1,386,503)    (1,718,552)    (2,655,688)      (237,676)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                      (90,710)        33,013     (1,076,463)       (11,867)
Realized Gain Distribution                                             0              0              0              0
                                                            ------------   ------------   ------------   ------------

Net Realized Gains (Losses)                                      (90,710)        33,013     (1,076,463)       (11,867)
                                                            ------------   ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                     (2,792,950)        94,698     (9,777,254)      (127,133)
      End of period                                              (69,114)       232,968     (6,622,701)        10,680
                                                            ------------   ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              2,723,836        138,270      3,154,553        137,813
                                                            ------------   ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,686,387   $     63,816   $  1,979,665   $    120,236
                                                            ============   ============   ============   ============


                                                               Growth-        Growth       High-Yield
                                                               Income      Opportunities      Bond
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------
Investment income:
      Dividends                                             $    633,706   $          0   $    628,539
                                                            ------------   ------------   ------------
          Total investment income                                633,706              0        628,539
                                                            ------------   ------------   ------------
Expenses:
      Mortality and expense risk charge                         (700,430)        (1,771)       (88,823)
      Distribution expense charge                               (102,762)          (375)       (14,432)
                                                            ------------   ------------   ------------
          Total expenses                                        (803,192)        (2,146)      (103,255)
                                                            ------------   ------------   ------------

Net investment income (loss)                                    (169,486)        (2,146)       525,284
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                6,934,725        253,923      2,073,745
      Cost of shares sold                                     (9,195,594)      (332,130)    (2,460,033)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                   (2,260,869)       (78,207)      (386,288)
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                   (2,260,869)       (78,207)      (386,288)
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                    (34,105,587)      (156,790)    (2,165,349)
      End of period                                          (20,018,300)       (41,044)      (821,129)
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                             14,087,287        115,746      1,344,220
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $ 11,656,932   $     35,393   $  1,483,216
                                                            ============   ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                            International                          MFS
                                                             Diversified     International    Massachusetts      MFS Mid-
                                                               Equities    Growth and Income Investors Trust    Cap Growth
                                                              Portfolio        Portfolio        Portfolio        Portfolio
                                                              (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              ---------        ---------        ---------        ---------
Investment income:
   Dividends                                                $    187,606     $    170,257     $     58,104     $          0
                                                            ------------     ------------     ------------     ------------
       Total investment income                                   187,606          170,257           58,104                0
                                                            ------------     ------------     ------------     ------------
Expenses:
   Mortality and expense risk charge                             (45,866)        (117,045)         (52,700)         (25,410)
   Distribution expense charge                                    (6,937)         (19,723)         (10,924)          (5,307)
                                                            ------------     ------------     ------------     ------------
       Total expenses                                            (52,803)        (136,768)         (63,624)         (30,717)
                                                            ------------     ------------     ------------     ------------

Net investment income (loss)                                     134,803           33,489           (5,520)         (30,717)
                                                            ------------     ------------     ------------     ------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                   3,145,094       13,573,525        1,325,869          905,433
   Cost of shares sold                                        (3,886,923)     (14,528,701)      (1,616,543)      (1,394,771)
                                                            ------------     ------------     ------------     ------------
Net realized gains (losses) from
    securities transactions                                     (741,829)        (955,176)        (290,674)        (489,338)
Realized Gain Distribution                                             0                0                0                0
                                                            ------------     ------------     ------------     ------------

Net Realized Gains (Losses)                                     (741,829)        (955,176)        (290,674)        (489,338)
                                                            ------------     ------------     ------------     ------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        (2,562,493)      (4,915,777)      (2,405,996)      (2,962,498)
   End of period                                                (741,784)          14,837       (1,086,362)      (1,498,084)
                                                            ------------     ------------     ------------     ------------
Change in net unrealized appreciation
    (depreciation) of investments                              1,820,709        4,930,614        1,319,634        1,464,414
                                                            ------------     ------------     ------------     ------------

Increase (decrease) in net assets from operations           $  1,213,683     $  4,008,927     $  1,023,440     $    944,359
                                                            ============     ============     ============     ============

                                                                              Putnam
                                                              MFS Total       Growth:         Real
                                                               Return         Voyager        Estate
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------
Investment income:
   Dividends                                                $  1,729,819   $     77,562   $    163,444
                                                            ------------   ------------   ------------
       Total investment income                                 1,729,819         77,562        163,444
                                                            ------------   ------------   ------------
Expenses:
   Mortality and expense risk charge                            (306,047)      (317,957)       (69,190)
   Distribution expense charge                                   (63,510)       (46,426)       (10,385)
                                                            ------------   ------------   ------------
       Total expenses                                           (369,557)      (364,383)       (79,575)
                                                            ------------   ------------   ------------

Net investment income (loss)                                   1,360,262       (286,821)        83,869
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     727,793      4,592,095      1,677,362
   Cost of shares sold                                          (701,406)    (7,653,655)    (1,307,697)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                       26,387     (3,061,560)       369,665
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                       26,387     (3,061,560)       369,665
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          (811,545)   (26,645,565)       615,222
   End of period                                               2,555,366    (19,100,352)     1,474,052
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              3,366,911      7,545,213        858,830
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  4,753,560   $  4,196,832   $  1,312,364
                                                            ============   ============   ============

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                            Small Company    SunAmerica                     Telecom
                                                                Value         Balanced     Technology       Utility
                                                              Portfolio      Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                              ---------      ---------      ---------      ---------
Investment income:
   Dividends                                                $          0   $  1,315,523   $          0   $    228,450
                                                            ------------   ------------   ------------   ------------
       Total investment income                                         0      1,315,523              0        228,450
                                                            ------------   ------------   ------------   ------------
Expenses:
   Mortality and expense risk charge                             (85,338)      (633,750)        (1,611)       (40,354)
   Distribution expense charge                                   (11,640)       (88,829)          (331)        (5,701)
                                                            ------------   ------------   ------------   ------------
       Total expenses                                            (96,978)      (722,579)        (1,942)       (46,055)
                                                            ------------   ------------   ------------   ------------

Net investment income (loss)                                     (96,978)       592,944         (1,942)       182,395
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                   1,310,356      8,261,692        120,625        655,616
   Cost of shares sold                                        (1,246,736)   (10,746,074)      (139,547)    (1,038,612)
                                                            ------------   ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                       63,620     (2,484,382)       (18,922)      (382,996)
Realized Gain Distribution                                             0              0              0              0
                                                            ------------   ------------   ------------   ------------

Net Realized Gains (Losses)                                       63,620     (2,484,382)       (18,922)      (382,996)
                                                            ------------   ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          (945,036)   (24,110,471)       (97,562)    (2,788,242)
   End of period                                               1,249,863    (16,681,477)       (64,112)    (2,079,541)
                                                            ------------   ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                              2,194,899      7,428,994         33,450        708,701
                                                            ------------   ------------   ------------   ------------

Increase (decrease) in net assets from operations           $  2,161,541   $  5,537,556   $     12,586   $    508,100
                                                            ============   ============   ============   ============

                                                              Worldwide                     Emerging
                                                             High Income     Comstock        Growth
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class II)     (Class II)
                                                              ---------      ----------     ----------
Investment income:
   Dividends                                                $    238,501   $    369,983   $          0
                                                            ------------   ------------   ------------
       Total investment income                                   238,501        369,983              0
                                                            ------------   ------------   ------------
Expenses:
   Mortality and expense risk charge                             (30,441)      (226,488)       (26,869)
   Distribution expense charge                                    (4,691)       (47,092)        (5,509)
                                                            ------------   ------------   ------------
       Total expenses                                            (35,132)      (273,580)       (32,378)
                                                            ------------   ------------   ------------

Net investment income (loss)                                     203,369         96,403        (32,378)
                                                            ------------   ------------   ------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     410,206        313,991        459,834
   Cost of shares sold                                          (457,081)      (281,855)      (435,101)
                                                            ------------   ------------   ------------
Net realized gains (losses) from
    securities transactions                                      (46,875)        32,136         24,733
Realized Gain Distribution                                             0              0              0
                                                            ------------   ------------   ------------

Net Realized Gains (Losses)                                      (46,875)        32,136         24,733
                                                            ------------   ------------   ------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          (494,352)      (688,204)      (169,565)
   End of period                                                (393,545)     5,317,417        160,175
                                                            ------------   ------------   ------------
Change in net unrealized appreciation
    (depreciation) of investments                                100,807      6,005,621        329,740
                                                            ------------   ------------   ------------

Increase (decrease) in net assets from operations           $    257,301   $  6,134,160   $    322,095
                                                            ============   ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                               Growth        Growth                       Asset
                                                            and Income    and Income    Mid-Cap Value  Allocation
                                                             Portfolio     Portfolio      Portfolio        Fund
                                                            (Class II)    (Class VC)     (Class VC)     (Class 2)
                                                            ----------    ----------     ----------     ---------
Investment income:
   Dividends                                                $   246,762   $   179,058   $    81,023   $   676,500
                                                            -----------   -----------   -----------   -----------
       Total investment income                                  246,762       179,058        81,023       676,500
                                                            -----------   -----------   -----------   -----------
Expenses:
   Mortality and expense risk charge                           (153,571)     (187,724)     (110,464)     (220,796)
   Distribution expense charge                                  (31,757)      (38,752)      (22,717)      (45,874)
                                                            -----------   -----------   -----------   -----------
       Total expenses                                          (185,328)     (226,476)     (133,181)     (266,670)
                                                            -----------   -----------   -----------   -----------

Net investment income (loss)                                     61,434       (47,418)      (52,158)      409,830
                                                            -----------   -----------   -----------   -----------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                    592,617       143,650       545,666       192,802
   Cost of shares sold                                         (559,583)     (128,550)     (488,007)     (181,726)
                                                            -----------   -----------   -----------   -----------
Net realized gains (losses) from
    securities transactions                                      33,034        15,100        57,659        11,076
Realized Gain Distribution                                            0             0       167,510             0
                                                            -----------   -----------   -----------   -----------

Net Realized Gains (Losses)                                      33,034        15,100       225,169        11,076
                                                            -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                         (362,037)      374,488        39,864       378,658
   End of period                                              2,875,868     4,163,139     3,371,859     2,559,084
                                                            -----------   -----------   -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments                             3,237,905     3,788,651     3,331,995     2,180,426
                                                            -----------   -----------   -----------   -----------

Increase (decrease) in net assets from operations           $ 3,332,373   $ 3,756,333   $ 3,505,006   $ 2,601,332
                                                            ===========   ===========   ===========   ===========

                                                              Global                      Growth-
                                                              Growth        Growth        Income
                                                               Fund          Fund          Fund
                                                             (Class 2)     (Class 2)     (Class 2)
                                                             ---------     ---------     ---------
Investment income:
   Dividends                                                $    12,751   $    26,948   $   443,522
                                                            -----------   -----------   -----------
       Total investment income                                   12,751        26,948       443,522
                                                            -----------   -----------   -----------
Expenses:
   Mortality and expense risk charge                            (74,262)     (179,432)     (341,445)
   Distribution expense charge                                  (15,423)      (36,826)      (70,721)
                                                            -----------   -----------   -----------
       Total expenses                                           (89,685)     (216,258)     (412,166)
                                                            -----------   -----------   -----------

Net investment income (loss)                                    (76,934)     (189,310)       31,356
                                                            -----------   -----------   -----------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     78,649       444,384       141,556
   Cost of shares sold                                          (73,303)     (402,447)     (127,254)
                                                            -----------   -----------   -----------
Net realized gains (losses) from
    securities transactions                                       5,346        41,937        14,302
Realized Gain Distribution                                            0             0             0
                                                            -----------   -----------   -----------

Net Realized Gains (Losses)                                       5,346        41,937        14,302
                                                            -----------   -----------   -----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           94,538       397,761       651,739
   End of period                                              1,505,088     3,949,951     7,067,880
                                                            -----------   -----------   -----------
Change in net unrealized appreciation
    (depreciation) of investments                             1,410,550     3,552,190     6,416,141
                                                            -----------   -----------   -----------

Increase (decrease) in net assets from operations           $ 1,338,962   $ 3,404,817   $ 6,461,799
                                                            ===========   ===========   ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                                                              Government
                                                                   Asset        Capital          and
                                                                Allocation    Appreciation   Quality Bond      Growth
                                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $    337,784   $   (610,197)  $  1,988,497   $   (212,822)
  Net realized gains (losses) from
     securities transactions                                        (28,909)    (1,475,900)     1,342,618       (680,020)
  Change in net unrealized appreciation
     (depreciation) of investments                                2,102,596     12,638,503     (3,424,294)     7,699,793
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from operations               2,411,471     10,552,406        (93,179)     6,806,951
                                                               ------------   ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                   590,359      8,790,245      5,781,551      5,302,527
     Cost of units redeemed                                      (1,068,022)    (3,821,092)    (6,609,434)    (2,220,914)
     Annuity benefit payments                                        (1,151)        (1,739)       (12,310)        (1,372)
     Net transfers                                                3,057,288      7,357,759       (120,127)     5,863,975
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions     2,578,474     12,325,173       (960,320)     8,944,216
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in net assets                                 4,989,945     22,877,579     (1,053,499)    15,751,167
Net assets at beginning of period                                12,636,500     45,411,415     69,894,786     27,512,769
                                                               ------------   ------------   ------------   ------------
Net assets at end of period                                    $ 17,626,445   $ 68,288,994   $ 68,841,287   $ 43,263,936
                                                               ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0              0
  Units redeemed                                                          0           (872)           (62)             0
  Units transferred                                                       0              0            (89)             0
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0           (872)          (151)             0
Beginning units                                                           0          2,897            326          1,707
                                                               ------------   ------------   ------------   ------------
Ending units                                                              0          2,025            175          1,707
                                                               ============   ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                         34,077        685,702        404,488        467,040
  Units redeemed                                                     (6,988)      (182,138)      (182,933)       (84,501)
  Units transferred                                                  51,382        602,436        391,068        533,512
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                             78,471      1,106,000        612,623        916,051
Beginning units                                                     246,399      2,242,839      1,104,627      1,319,642
                                                               ------------   ------------   ------------   ------------
Ending units                                                        324,870      3,348,839      1,717,250      2,235,693
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          1,348         82,082         20,996         62,796
  Units redeemed                                                          0         (6,778)          (699)        (9,231)
  Units transferred                                                 (13,655)        70,754         46,714         47,546
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                            (12,307)       146,058         67,011        101,111
Beginning units                                                      24,587        193,637         71,303         97,032
                                                               ------------   ------------   ------------   ------------
Ending units                                                         12,280        339,695        138,314        198,143
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                         10,200         21,004         18,338         11,865
  Units redeemed                                                    (49,216)       (57,020)      (252,319)       (53,526)
  Units transferred                                                 130,332         13,009       (342,189)        17,531
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                             91,316        (23,007)      (576,170)       (24,130)
Beginning units                                                     571,196        872,982      3,259,053        767,232
                                                               ------------   ------------   ------------   ------------
Ending units                                                        662,512        849,975      2,682,883        743,102
                                                               ============   ============   ============   ============

                                                                Aggressive      Alliance       Blue Chip
                                                                  Growth         Growth         Growth
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $   (138,437)  $   (731,137)  $     (6,844)
  Net realized gains (losses) from
     securities transactions                                     (1,502,162)    (6,038,505)        (9,549)
  Change in net unrealized appreciation
     (depreciation) of investments                                3,765,590     15,340,078        151,601
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from operations               2,124,991      8,570,436        135,208
                                                               ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                   434,678      1,096,211        263,204
     Cost of units redeemed                                        (538,907)    (4,797,750)      (216,917)
     Annuity benefit payments                                             0         (4,395)             0
     Net transfers                                                  137,309     (1,702,281)       139,540
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions        33,080     (5,408,215)       185,827
                                                               ------------   ------------   ------------
Increase (decrease) in net assets                                 2,158,071      3,162,221        321,035
Net assets at beginning of period                                 9,544,290     72,130,071        759,737
                                                               ------------   ------------   ------------
Net assets at end of period                                    $ 11,702,361   $ 75,292,292   $  1,080,772
                                                               ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0
  Units redeemed                                                          0              0              0
  Units transferred                                                      22             22              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                 22             22              0
Beginning units                                                         288          1,984              0
                                                               ------------   ------------   ------------
Ending units                                                            310          2,006              0
                                                               ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                         29,705         44,965         43,805
  Units redeemed                                                     (7,135)      (147,225)       (40,419)
  Units transferred                                                  15,529       (250,191)        19,280
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                             38,099       (352,451)        22,666
Beginning units                                                     142,222      2,297,444        155,299
                                                               ------------   ------------   ------------
Ending units                                                        180,321      1,944,993        177,965
                                                               ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          1,139          6,833          6,823
  Units redeemed                                                        (99)        (1,668)             0
  Units transferred                                                   4,725           (783)         6,865
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                              5,765          4,382         13,688
Beginning units                                                       6,373        133,969          9,776
                                                               ------------   ------------   ------------
Ending units                                                         12,138        138,351         23,464
                                                               ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                         16,181         27,848              0
  Units redeemed                                                    (38,015)      (142,698)             0
  Units transferred                                                    (739)        (3,344)             0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            (22,573)      (118,194)             0
Beginning units                                                     812,929      2,424,504              0
                                                               ------------   ------------   ------------
Ending units                                                        790,356      2,306,310              0
                                                               ============   ============   ============

     * Offered in Polaris Plus product.

     ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                   Cash        Corporate     Davis Venture    "Dogs" of
                                                                Management       Bond            Value       Wall Street
                                                                Portfolio      Portfolio       Portfolio      Portfolio
                                                                (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                                                ---------      ---------       ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $    201,531   $    954,720   $   (146,338)  $     94,332
  Net realized gains (losses) from
     securities transactions                                       (230,123)       120,494       (438,945)        30,486
  Change in net unrealized appreciation
     (depreciation) of investments                                 (108,399)        95,091     16,859,323      1,428,547
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from operations                (136,991)     1,170,305     16,274,040      1,553,365
                                                               ------------   ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                 3,846,934      4,037,488      5,995,465        135,015
     Cost of units redeemed                                      (3,373,206)    (1,184,940)    (3,876,364)      (520,626)
     Annuity benefit payments                                        (6,721)          (295)        (1,570)          (113)
     Net transfers                                               (4,377,252)     7,752,602      7,371,977       (183,272)
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions    (3,910,245)    10,604,855      9,489,508       (568,996)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in net assets                                (4,047,236)    11,775,160     25,763,548        984,369
Net assets at beginning of period                                24,491,587     16,712,027     51,742,583      6,528,585
                                                               ------------   ------------   ------------   ------------
Net assets at end of period                                    $ 20,444,351   $ 28,487,187   $ 77,506,131   $  7,512,954
                                                               ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0              0
  Units redeemed                                                          0              0              0              0
  Units transferred                                                       0              0            (38)             8
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0              0            (38)             8
Beginning units                                                       3,497              0          1,413              0
                                                               ------------   ------------   ------------   ------------
Ending units                                                          3,497              0          1,375              8
                                                               ============   ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                        300,000        277,167        412,546          4,959
  Units redeemed                                                   (105,241)       (34,850)      (227,955)       (14,979)
  Units transferred                                                (140,885)       545,479        482,844         (3,435)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                             53,874        787,796        667,435        (13,455)
Beginning units                                                     321,915        428,783      3,552,389         74,185
                                                               ------------   ------------   ------------   ------------
Ending units                                                        375,789      1,216,579      4,219,824         60,730
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          1,742         24,697         91,206          2,835
  Units redeemed                                                    (16,150)          (674)        (4,763)             0
  Units transferred                                                  15,147         56,227         70,137         (5,650)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                                739         80,250        156,580         (2,815)
Beginning units                                                      43,742         62,702        274,799         11,035
                                                               ------------   ------------   ------------   ------------
Ending units                                                         44,481        142,952        431,379          8,220
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                         41,326          5,466         20,642          4,752
  Units redeemed                                                   (155,603)       (43,950)       (54,239)       (34,862)
  Units transferred                                                (228,808)        (5,746)        57,169         (8,526)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                           (343,085)       (44,230)        23,572        (38,636)
Beginning units                                                   1,553,588        679,219        837,110        647,923
                                                               ------------   ------------   ------------   ------------
Ending units                                                      1,210,503        634,989        860,682        609,287
                                                               ============   ============   ============   ============

                                                                 Emerging        Equity         Equity
                                                                  Markets        Income          Index
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $    (71,342)  $     22,955   $   (100,980)
  Net realized gains (losses) from
     securities transactions                                        438,086         19,348       (921,123)
  Change in net unrealized appreciation
     (depreciation) of investments                                1,644,330      1,330,386      8,407,210
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from operations               2,011,074      1,372,689      7,385,107
                                                               ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                    84,156         90,688        194,651
     Cost of units redeemed                                        (417,262)      (459,572)    (2,712,708)
     Annuity benefit payments                                          (373)          (504)        (7,307)
     Net transfers                                                1,481,679        700,908        933,651
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions     1,148,200        331,520     (1,591,713)
                                                               ------------   ------------   ------------
Increase (decrease) in net assets                                 3,159,274      1,704,209      5,793,394
Net assets at beginning of period                                 3,999,291      6,804,963     36,310,699
                                                               ------------   ------------   ------------
Net assets at end of period                                    $  7,158,565   $  8,509,172   $ 42,104,093
                                                               ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0
  Units redeemed                                                          0              0              0
  Units transferred                                                       0              0              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0              0              0
Beginning units                                                           0              0              0
                                                               ------------   ------------   ------------
Ending units                                                              0              0              0
                                                               ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                          3,272              0              0
  Units redeemed                                                    (14,438)             0              0
  Units transferred                                                 (10,221)             0              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            (21,387)             0              0
Beginning units                                                     102,396              0              0
                                                               ------------   ------------   ------------
Ending units                                                         81,009              0              0
                                                               ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                              0              0              0
  Units redeemed                                                        (80)             0              0
  Units transferred                                                  (4,602)             0              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                             (4,682)             0              0
Beginning units                                                      10,925              0              0
                                                               ------------   ------------   ------------
Ending units                                                          6,243              0              0
                                                               ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                          5,349          8,713         23,818
  Units redeemed                                                    (31,690)       (44,553)      (341,827)
  Units transferred                                                 187,980         69,678        113,966
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            161,639         33,838       (204,043)
Beginning units                                                     518,892        758,827      5,344,702
                                                               ------------   ------------   ------------
Ending units                                                        680,531        792,665      5,140,659
                                                               ============   ============   ============


     * Offered in Polaris Plus product.

     ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                 Federated                                    Goldman
                                                                 American        Global         Global          Sachs
                                                                  Leaders         Bond         Equities       Research
                                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $     53,261   $   (107,467)  $    (98,425)  $     (5,710)
  Net realized gains (losses) from
     securities transactions                                        (90,710)        33,013     (1,076,463)       (11,867)
  Change in net unrealized appreciation
     (depreciation) of investments                                2,723,836        138,270      3,154,553        137,813
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from operations               2,686,387         63,816      1,979,665        120,236
                                                               ------------   ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                 1,574,605        396,664        152,976        209,821
     Cost of units redeemed                                        (838,292)      (583,601)      (826,379)       (45,311)
     Annuity benefit payments                                          (101)        (2,146)           (66)             0
     Net transfers                                                1,556,431        193,832       (324,384)        80,507
                                                               ------------   ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions     2,292,643          4,749       (997,853)       245,017
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in net assets                                 4,979,030         68,565        981,812        365,253
Net assets at beginning of period                                10,910,210      9,012,858     10,038,817        455,203
                                                               ------------   ------------   ------------   ------------
Net assets at end of period                                    $ 15,889,240   $  9,081,423   $ 11,020,629   $    820,456
                                                               ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0              0
  Units redeemed                                                          0              0              0              0
  Units transferred                                                       0              0              0              0
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0              0              0              0
Beginning units                                                           0              0            212              0
                                                               ------------   ------------   ------------   ------------
Ending units                                                              0              0            212              0
                                                               ============   ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                        145,965         25,291         10,166         32,267
  Units redeemed                                                    (38,003)        (4,145)       (27,355)        (7,182)
  Units transferred                                                 165,220         45,965        (71,383)        15,453
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                            273,182         67,111        (88,572)        40,538
Beginning units                                                     560,019         74,019        477,240         76,812
                                                               ------------   ------------   ------------   ------------
Ending units                                                        833,201        141,130        388,668        117,350
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          8,695          1,418              0          1,536
  Units redeemed                                                     (1,508)          (122)        (1,807)             0
  Units transferred                                                  12,309          3,608             (3)        (1,373)
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                             19,496          4,904         (1,810)           163
Beginning units                                                      24,706          6,954          9,781         10,045
                                                               ------------   ------------   ------------   ------------
Ending units                                                         44,202         11,858          7,971         10,208
                                                               ============   ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                          4,609          4,097          5,290              0
  Units redeemed                                                    (29,437)       (31,291)       (41,736)             0
  Units transferred                                                  (9,399)       (24,904)         8,129              0
                                                               ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding                            (34,227)       (52,098)       (28,317)             0
Beginning units                                                     463,108        476,778        550,495              0
                                                               ------------   ------------   ------------   ------------
Ending units                                                        428,881        424,680        522,178              0
                                                               ============   ============   ============   ============

                                                                 Growth-         Growth       High-Yield
                                                                  Income      Opportunities      Bond
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $   (169,486)  $     (2,146)  $    525,284
  Net realized gains (losses) from
     securities transactions                                     (2,260,869)       (78,207)      (386,288)
  Change in net unrealized appreciation
     (depreciation) of investments                               14,087,287        115,746      1,344,220
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from operations              11,656,932         35,393      1,483,216
                                                               ------------   ------------   ------------
From capital transactions:
     Net proceeds from units sold                                   972,749         16,651      1,067,256
     Cost of units redeemed                                      (4,559,158)        (4,374)      (647,795)
     Annuity benefit payments                                        (6,250)             0            (62)
     Net transfers                                                 (830,715)        35,140      2,949,757
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions    (4,423,374)        47,417      3,369,156
                                                               ------------   ------------   ------------
Increase (decrease) in net assets                                 7,233,558         82,810      4,852,372
Net assets at beginning of period                                61,581,722        175,830      7,178,636
                                                               ------------   ------------   ------------
Net assets at end of period                                    $ 68,815,280   $    258,640   $ 12,031,008
                                                               ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0
  Units redeemed                                                          0              0              0
  Units transferred                                                      16              0              0
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                 16              0              0
Beginning units                                                         647              0              0
                                                               ------------   ------------   ------------
Ending units                                                            663              0              0
                                                               ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                         39,349          1,466         87,692
  Units redeemed                                                   (114,780)        (1,018)       (24,679)
  Units transferred                                                (148,184)         6,465        256,949
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                           (223,615)         6,913        319,962
Beginning units                                                   1,743,668         48,013        267,960
                                                               ------------   ------------   ------------
Ending units                                                      1,520,053         54,926        587,922
                                                               ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                          1,147          2,021         11,470
  Units redeemed                                                    (10,584)             0           (543)
  Units transferred                                                  (1,873)         1,218         17,155
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            (11,310)         3,239         28,082
Beginning units                                                     109,068            317         18,202
                                                               ------------   ------------   ------------
Ending units                                                         97,758          3,556         46,284
                                                               ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                         24,809              0          3,429
  Units redeemed                                                   (139,131)             0        (26,530)
  Units transferred                                                  13,556              0         11,586
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                           (100,766)             0        (11,515)
Beginning units                                                   2,202,766              0        352,067
                                                               ------------   ------------   ------------
Ending units                                                      2,102,000              0        340,552
                                                               ============   ============   ============

     * Offered in Polaris Plus product.

     ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                               International                          MFS
                                                                Diversified     International     Massachusetts      MFS Mid-
                                                                  Equities    Growth and Income  Investors Trust    Cap Growth
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                                 (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                 ---------        ---------        ---------        ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $    134,803     $     33,489     $     (5,520)    $    (30,717)
  Net realized gains (losses) from
     securities transactions                                       (741,829)        (955,176)        (290,674)        (489,338)
  Change in net unrealized appreciation
     (depreciation) of investments                                1,820,709        4,930,614        1,319,634        1,464,414
                                                               ------------     ------------     ------------     ------------
  Increase (decrease) in net assets from operations               1,213,683        4,008,927        1,023,440          944,359
                                                               ------------     ------------     ------------     ------------
From capital transactions:

     Net proceeds from units sold                                   254,844          354,005          221,870          170,382
     Cost of units redeemed                                        (275,656)        (986,218)        (619,260)        (322,466)
     Annuity benefit payments                                          (653)            (839)               0                0
     Net transfers                                                  497,146         (180,498)        (319,326)         100,287
                                                               ------------     ------------     ------------     ------------
  Increase (decrease) in net assets from capital transactions       475,681         (813,550)        (716,716)         (51,797)
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in net assets                                 1,689,364        3,195,377          306,724          892,562
Net assets at beginning of period                                 3,655,991       10,734,722        6,981,443        2,840,743
                                                               ------------     ------------     ------------     ------------
Net assets at end of period                                    $  5,345,355     $ 13,930,099     $  7,288,167     $  3,733,305
                                                               ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0                0                0                0
  Units redeemed                                                          0                0                0                0
  Units transferred                                                       0               82                0                0
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                  0               82                0                0
Beginning units                                                           0              668                0                0
                                                               ------------     ------------     ------------     ------------
Ending units                                                              0              750                0                0
                                                               ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
  Units sold                                                         20,556           20,902           12,622           22,074
  Units redeemed                                                    (14,236)         (79,443)         (67,256)         (42,056)
  Units transferred                                                  49,087          (31,024)         (42,042)          12,472
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                             55,407          (89,565)         (96,676)          (7,510)
Beginning units                                                     204,331          837,785          902,075          449,234
                                                               ------------     ------------     ------------     ------------
Ending units                                                        259,738          748,220          805,399          441,724
                                                               ============     ============     ============     ============
Contracts with total expenses of 1.10%:
  Units sold                                                         10,508            4,813           13,952              755
  Units redeemed                                                          0           (1,327)         (12,268)            (858)
  Units transferred                                                    (615)               5             (841)           1,452
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                              9,893            3,491              843            1,349
Beginning units                                                       1,550           32,278           90,251           33,748
                                                               ------------     ------------     ------------     ------------
Ending units                                                         11,443           35,769           91,094           35,097
                                                               ============     ============     ============     ============
Contracts with total expenses of 1.25% :
  Units sold                                                          8,536           11,609                0                0
  Units redeemed                                                    (22,289)         (29,093)               0                0
  Units transferred                                                  25,296           24,237                0                0
                                                               ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                             11,543            6,753                0                0
Beginning units                                                     378,565          576,640                0                0
                                                               ------------     ------------     ------------     ------------
Ending units                                                        390,108          583,393                0                0
                                                               ============     ============     ============     ============

                                                                                 Putnam
                                                                 MFS Total       Growth:         Real
                                                                  Return         Voyager        Estate
                                                                 Portfolio      Portfolio      Portfolio
                                                                 (Class 1)      (Class 1)      (Class 1)
                                                                 ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                 $  1,360,262   $   (286,821)  $     83,869
  Net realized gains (losses) from
     securities transactions                                         26,387     (3,061,560)       369,665
  Change in net unrealized appreciation
     (depreciation) of investments                                3,366,911      7,545,213        858,830
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from operations               4,753,560      4,196,832      1,312,364
                                                               ------------   ------------   ------------
From capital transactions:

     Net proceeds from units sold                                 7,662,083      1,701,746        205,406
     Cost of units redeemed                                      (2,526,357)    (2,331,596)      (644,971)
     Annuity benefit payments                                             0         (2,525)             0
     Net transfers                                               16,887,433       (394,062)     1,207,025
                                                               ------------   ------------   ------------
  Increase (decrease) in net assets from capital transactions    22,023,159     (1,026,437)       767,460
                                                               ------------   ------------   ------------
Increase (decrease) in net assets                                26,776,719      3,170,395      2,079,824
Net assets at beginning of period                                29,450,456     27,931,800      5,468,503
                                                               ------------   ------------   ------------
Net assets at end of period                                    $ 56,227,175   $ 31,102,195   $  7,548,327
                                                               ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
  Units sold                                                              0              0              0
  Units redeemed                                                          0              0              0
  Units transferred                                                       0              0              8
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0              0              8
Beginning units                                                           0            174              0
                                                               ------------   ------------   ------------
Ending units                                                              0            174              8
                                                               ============   ============   ============
Contracts with total expenses of 0.85% **:
  Units sold                                                        535,812        202,723          4,890
  Units redeemed                                                   (191,192)       (66,982)       (11,409)
  Units transferred                                               1,214,152        109,991         26,730
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                          1,558,772        245,732         20,211
Beginning units                                                   2,391,121        817,468         88,262
                                                               ------------   ------------   ------------
Ending units                                                      3,949,893      1,063,200        108,473
                                                               ============   ============   ============
Contracts with total expenses of 1.10%:
  Units sold                                                         76,243         41,659            545
  Units redeemed                                                    (12,055)        (3,039)           (22)
  Units transferred                                                 149,013         32,299          1,179
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                            213,201         70,919          1,702
Beginning units                                                     218,848         22,523          3,919
                                                               ------------   ------------   ------------
Ending units                                                        432,049         93,442          5,621
                                                               ============   ============   ============
Contracts with total expenses of 1.25% :
  Units sold                                                              0          8,823          6,528
  Units redeemed                                                          0       (113,925)       (28,642)
  Units transferred                                                       0        (77,913)        40,620
                                                               ------------   ------------   ------------
Increase (decrease) in units outstanding                                  0       (183,015)        18,506
Beginning units                                                           0      1,601,326        322,682
                                                               ------------   ------------   ------------
Ending units                                                              0      1,418,311        341,188
                                                               ============   ============   ============

     * Offered in Polaris Plus product.

     ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                  Small Company     SunAmerica                       Telecom
                                                                      Value          Balanced       Technology       Utility
                                                                    Portfolio       Portfolio        Portfolio      Portfolio
                                                                    (Class 1)       (Class 1)        (Class 1)      (Class 1)
                                                                  -------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                  $    (96,978)   $    592,944    $     (1,942)   $    182,395
     Net realized gains (losses) from
            securities transactions                                      63,620      (2,484,382)        (18,922)       (382,996)
     Change in net unrealized appreciation
            (depreciation) of investments                             2,194,899       7,428,994          33,450         708,701
                                                                   ------------    ------------    ------------    ------------
     Increase (decrease) in net assets from operations                2,161,541       5,537,556          12,586         508,100
                                                                   ------------    ------------    ------------    ------------
From capital transactions:
            Net proceeds from units sold                                188,078         744,212         106,287          36,653
            Cost of units redeemed                                     (532,235)     (5,063,730)        (22,657)       (341,657)
            Annuity benefit payments                                          0          (8,032)              0            (371)
            Net transfers                                               931,371           4,092          47,643         (99,300)
                                                                   ------------    ------------    ------------    ------------
     Increase (decrease) in net assets from capital transactions        587,214      (4,323,458)        131,273        (404,675)
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in net assets                                     2,748,755       1,214,098         143,859         103,425
Net assets at beginning of period                                     6,037,265      56,393,035         121,123       3,570,779
                                                                   ------------    ------------    ------------    ------------
Net assets at end of period                                        $  8,786,020    $ 57,607,133    $    264,982    $  3,674,204
                                                                   ============    ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
     Units sold                                                               0               0               0               0
     Units redeemed                                                           0               0               0               0
     Units transferred                                                       24               0               0              15
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                     24               0               0              15
Beginning units                                                             403             837               0               0
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                427             837               0              15
                                                                   ============    ============    ============    ============
Contracts with total expenses of 0.85% **:
     Units sold                                                               0          39,355          41,897               0
     Units redeemed                                                           0         (40,409)         (8,881)        (10,189)
     Units transferred                                                        0         (18,447)         16,520         (10,736)
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                      0         (19,501)         49,536         (20,925)
Beginning units                                                               0         550,347          58,799          61,703
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                  0         530,846         108,335          40,778
                                                                   ============    ============    ============    ============
Contracts with total expenses of 1.10%:
     Units sold                                                               0           1,816           2,372               0
     Units redeemed                                                           0               0            (208)              0
     Units transferred                                                        0           1,366           3,513             184
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                      0           3,182           5,677             184
Beginning units                                                               0          24,362           7,962           3,965
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                  0          27,544          13,639           4,149
                                                                   ============    ============    ============    ============
Contracts with total expenses of 1.25% :
     Units sold                                                          11,911          28,200               0           3,577
     Units redeemed                                                     (32,885)       (336,649)              0         (27,957)
     Units transferred                                                   57,743           9,575               0          (2,819)
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                 36,769        (298,874)              0         (27,199)
Beginning units                                                         457,922       4,022,365               0         358,152
                                                                   ------------    ------------    ------------    ------------
Ending units                                                            494,691       3,723,491               0         330,953
                                                                   ============    ============    ============    ============

                                                                   Worldwide                        Emerging
                                                                  High Income       Comstock         Growth
                                                                   Portfolio       Portfolio        Portfolio
                                                                   (Class 1)       (Class II)      (Class II)
                                                                  ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $    203,369    $     96,403    $    (32,378)
     Net realized gains (losses) from
            securities transactions                                    (46,875)         32,136          24,733
     Change in net unrealized appreciation
            (depreciation) of investments                              100,807       6,005,621         329,740
                                                                  ------------    ------------    ------------
     Increase (decrease) in net assets from operations                 257,301       6,134,160         322,095
                                                                  ------------    ------------    ------------
From capital transactions:
            Net proceeds from units sold                               363,207      14,419,151       1,699,265
            Cost of units redeemed                                    (135,779)     (1,569,995)       (355,402)
            Annuity benefit payments                                      (113)              0               0
            Net transfers                                              655,439      18,904,698       1,899,858
                                                                  ------------    ------------    ------------
     Increase (decrease) in net assets from capital transactions       882,754      31,753,854       3,243,721
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets                                    1,140,055      37,888,014       3,565,816
Net assets at beginning of period                                    2,548,697      15,778,868       1,916,147
                                                                  ------------    ------------    ------------
Net assets at end of period                                       $  3,688,752    $ 53,666,882    $  5,481,963
                                                                  ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
     Units sold                                                              0               0               0
     Units redeemed                                                          0               0               0
     Units transferred                                                       0               0               0
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                     0               0               0
Beginning units                                                              0               0               0
                                                                  ------------    ------------    ------------
Ending units                                                                 0               0               0
                                                                  ============    ============    ============
Contracts with total expenses of 0.85% **:
     Units sold                                                         23,514       1,244,490         185,858
     Units redeemed                                                     (5,491)       (143,791)        (40,154)
     Units transferred                                                  44,792       1,676,896         200,878
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                62,815       2,777,595         346,582
Beginning units                                                         63,528       1,732,236         221,473
                                                                  ------------    ------------    ------------
Ending units                                                           126,343       4,509,831         568,055
                                                                  ============    ============    ============
Contracts with total expenses of 1.10%:
     Units sold                                                          5,602         150,619          12,969
     Units redeemed                                                       (122)         (9,310)           (624)
     Units transferred                                                   3,185         176,437          23,843
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                 8,665         317,746          36,188
Beginning units                                                          6,051         145,026          39,858
                                                                  ------------    ------------    ------------
Ending units                                                            14,716         462,772          76,046
                                                                  ============    ============    ============
Contracts with total expenses of 1.25% :
     Units sold                                                          1,411               0               0
     Units redeemed                                                     (4,165)              0               0
     Units transferred                                                   6,035               0               0
                                                                  ------------    ------------    ------------
Increase (decrease) in units outstanding                                 3,281               0               0
Beginning units                                                        115,713               0               0
                                                                  ------------    ------------    ------------
Ending units                                                           118,994               0               0
                                                                  ============    ============    ============

      * Offered in Polaris Plus product.

      ** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                                      Growth         Growth                           Asset
                                                                    and Income      and Income    Mid-Cap Value     Allocation
                                                                    Portfolio       Portfolio       Portfolio         Fund
                                                                    (Class II)      (Class VC)      (Class VC)      (Class 2)
                                                                   ------------    ------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                  $     61,434    $    (47,418)   $    (52,158)   $    409,830
     Net realized gains (losses) from
            securities transactions                                      33,034          15,100         225,169          11,076
     Change in net unrealized appreciation
            (depreciation) of investments                             3,237,905       3,788,651       3,331,995       2,180,426
                                                                   ------------    ------------    ------------    ------------
     Increase (decrease) in net assets from operations                3,332,373       3,756,333       3,505,006       2,601,332
                                                                   ------------    ------------    ------------    ------------
From capital transactions:
            Net proceeds from units sold                             10,542,262      15,226,982       8,517,616      18,379,501
            Cost of units redeemed                                   (1,225,681)       (909,326)       (892,965)     (1,458,657)
            Annuity benefit payments                                          0               0               0               0
            Net transfers                                            14,387,745      20,721,105      12,147,944      30,973,474
                                                                   ------------    ------------    ------------    ------------
     Increase (decrease) in net assets from capital transactions     23,704,326      35,038,761      19,772,595      47,894,318
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in net assets                                    27,036,699      38,795,094      23,277,601      50,495,650
Net assets at beginning of period                                     9,962,263       9,794,470       5,589,117       9,181,839
                                                                   ------------    ------------    ------------    ------------
Net assets at end of period                                        $ 36,998,962    $ 48,589,564    $ 28,866,718    $ 59,677,489
                                                                   ============    ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
     Units sold                                                               0               0               0               0
     Units redeemed                                                           0               0               0               0
     Units transferred                                                        0               0               0               0
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                      0               0               0               0
Beginning units                                                               0               0               0               0
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                  0               0               0               0
                                                                   ============    ============    ============    ============
Contracts with total expenses of 0.85% **:
     Units sold                                                         879,318       1,350,940         725,275       1,334,701
     Units redeemed                                                    (104,361)        (82,621)        (78,059)       (111,154)
     Units transferred                                                1,214,946       1,776,779       1,078,583       2,318,141
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                              1,989,903       3,045,098       1,725,799       3,541,688
Beginning units                                                         977,264       1,045,100         585,524         799,987
                                                                   ------------    ------------    ------------    ------------
Ending units                                                          2,967,167       4,090,198       2,311,323       4,341,675
                                                                   ============    ============    ============    ============
Contracts with total expenses of 1.10%:
     Units sold                                                          80,680         112,980          88,374         161,344
     Units redeemed                                                      (8,897)         (5,248)         (5,878)         (7,828)
     Units transferred                                                  117,374         265,875         123,269         251,070
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                189,157         373,607         205,765         404,586
Beginning units                                                         124,050          99,187          81,785          53,140
                                                                   ------------    ------------    ------------    ------------
Ending units                                                            313,207         472,794         287,550         457,726
                                                                   ============    ============    ============    ============
Contracts with total expenses of 1.25% :
     Units sold                                                               0               0               0               0
     Units redeemed                                                           0               0               0               0
     Units transferred                                                        0               0               0               0
                                                                   ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                                      0               0               0               0
Beginning units                                                               0               0               0               0
                                                                   ------------    ------------    ------------    ------------
Ending units                                                                  0               0               0               0
                                                                   ============    ============    ============    ============

                                                                       Global                         Growth-
                                                                       Growth          Growth          Income
                                                                        Fund            Fund            Fund
                                                                      (Class 2)       (Class 2)       (Class 2)
                                                                     ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                    $    (76,934)   $   (189,310)   $     31,356
     Net realized gains (losses) from
            securities transactions                                         5,346          41,937          14,302
     Change in net unrealized appreciation
            (depreciation) of investments                               1,410,550       3,552,190       6,416,141
                                                                     ------------    ------------    ------------
     Increase (decrease) in net assets from operations                  1,338,962       3,404,817       6,461,799
                                                                     ------------    ------------    ------------
From capital transactions:
            Net proceeds from units sold                               10,941,550      19,853,478      35,182,433
            Cost of units redeemed                                       (237,368)     (1,198,515)     (1,701,380)
            Annuity benefit payments                                            0               0               0
            Net transfers                                              12,703,702      24,736,972      45,967,362
                                                                     ------------    ------------    ------------
     Increase (decrease) in net assets from capital transactions       23,407,884      43,391,935      79,448,415
                                                                     ------------    ------------    ------------
Increase (decrease) in net assets                                      24,746,846      46,796,752      85,910,214
Net assets at beginning of period                                       2,036,008       5,920,073      12,254,361
                                                                     ------------    ------------    ------------
Net assets at end of period                                          $ 26,782,854    $ 52,716,825    $ 98,164,575
                                                                     ============    ============    ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
     Units sold                                                                 0               0               0
     Units redeemed                                                             0               0               0
     Units transferred                                                          0               0               0
                                                                     ------------    ------------    ------------
Increase (decrease) in units outstanding                                        0               0               0
Beginning units                                                                 0               0               0
                                                                     ------------    ------------    ------------
Ending units                                                                    0               0               0
                                                                     ============    ============    ============
Contracts with total expenses of 0.85% **:
     Units sold                                                           657,356       1,187,286       2,284,781
     Units redeemed                                                       (14,309)        (77,989)       (114,816)
     Units transferred                                                    799,611       1,502,314       3,024,871
                                                                     ------------    ------------    ------------
Increase (decrease) in units outstanding                                1,442,658       2,611,611       5,194,836
Beginning units                                                           174,275         464,391         987,417
                                                                     ------------    ------------    ------------
Ending units                                                            1,616,933       3,076,002       6,182,253
                                                                     ============    ============    ============
Contracts with total expenses of 1.10%:
     Units sold                                                            95,291         173,682         224,087
     Units redeemed                                                        (1,744)         (2,093)         (4,813)
     Units transferred                                                     89,573         229,046         335,076
                                                                     ------------    ------------    ------------
Increase (decrease) in units outstanding                                  183,120         400,635         554,350
Beginning units                                                             6,326          38,822          88,643
                                                                     ------------    ------------    ------------
Ending units                                                              189,446         439,457         642,993
                                                                     ============    ============    ============
Contracts with total expenses of 1.25% :
     Units sold                                                                 0               0               0
     Units redeemed                                                             0               0               0
     Units transferred                                                          0               0               0
                                                                     ------------    ------------    ------------
Increase (decrease) in units outstanding                                        0               0               0
Beginning units                                                                 0               0               0
                                                                     ------------    ------------    ------------
Ending units                                                                    0               0               0
                                                                     ============    ============    ============

      * Offered in Polaris Plus product.

      ** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                                     Government
                                                                      Asset           Capital           and
                                                                   Allocation      Appreciation     Quality Bond        Growth
                                                                    Portfolio       Portfolio        Portfolio         Portfolio
                                                                    (Class 1)       (Class 1)        (Class 1)         (Class 1)
                                                                  ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    339,666     $   (465,166)    $  1,425,081     $   (189,781)
   Net realized gains (losses) from
      securities transactions                                         (376,156)      (3,441,362)         543,886       (1,866,380)
   Change in net unrealized appreciation
      (depreciation) of investments                                   (454,718)      (2,390,133)       2,401,688       (2,935,624)
                                                                  ------------     ------------     ------------     ------------
   Increase (decrease) in net assets from operations                  (491,208)      (6,296,661)       4,370,655       (4,991,785)
                                                                  ------------     ------------     ------------     ------------
From capital transactions:
      Net proceeds from units sold                                     143,681        1,266,104        1,639,936          580,051
      Cost of units redeemed                                          (766,566)      (2,204,214)      (3,368,175)      (1,343,398)
      Annuity benefit payments                                          (1,187)          (2,819)         (24,107)          (2,573)
      Net transfers                                                    116,309        1,937,035       10,832,075        1,464,602
                                                                  ------------     ------------     ------------     ------------
   Increase (decrease) in net assets from capital transactions        (507,763)         996,106        9,079,729          698,682
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in net assets                                     (998,971)      (5,300,555)      13,450,384       (4,293,103)
Net assets at beginning of period                                   13,635,471       50,711,970       56,444,402       31,805,872
                                                                  ------------     ------------     ------------     ------------
Net assets at end of period                                       $ 12,636,500     $ 45,411,415     $ 69,894,786     $ 27,512,769
                                                                  ============     ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                0            2,658            2,162            3,036
   Units redeemed                                                            0           (3,665)          (4,692)          (5,904)
   Units transferred                                                         0                0             (566)               0
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                     0           (1,007)          (3,096)          (2,868)
Beginning units                                                              0            3,904            3,422            4,575
                                                                  ------------     ------------     ------------     ------------
Ending units                                                                 0            2,897              326            1,707
                                                                  ============     ============     ============     ============
Contracts with total expenses of 0.85% **:
   Units sold                                                            4,857           76,786           78,304           30,647
   Units redeemed                                                      (17,736)        (148,964)         (53,036)         (87,502)
   Units transferred                                                    13,711          304,797          650,229          273,743
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                   832          232,619          675,497          216,888
Beginning units                                                        245,567        2,010,220          429,130        1,102,754
                                                                  ------------     ------------     ------------     ------------
Ending units                                                           246,399        2,242,839        1,104,627        1,319,642
                                                                  ============     ============     ============     ============
Contracts with total expenses of 1.10% :
   Units sold                                                              315           10,413            6,082            5,084
   Units redeemed                                                          (56)          (3,464)            (499)          (4,123)
   Units transferred                                                     1,202           74,198           43,336           40,664
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                                 1,461           81,147           48,919           41,625
Beginning units                                                         23,126          112,490           22,384           55,407
                                                                  ------------     ------------     ------------     ------------
Ending units                                                            24,587          193,637           71,303           97,032
                                                                  ============     ============     ============     ============
Contracts with total expenses of 1.25% :
   Units sold                                                            5,633           20,033           34,109           12,602
   Units redeemed                                                      (35,253)         (34,700)        (163,137)         (27,941)
   Units transferred                                                    (2,100)         (51,416)         137,654          (46,843)
                                                                  ------------     ------------     ------------     ------------
Increase (decrease) in units outstanding                               (31,720)         (66,083)           8,626          (62,182)
Beginning units                                                        602,916          939,065        3,250,427          829,414
                                                                  ------------     ------------     ------------     ------------
Ending units                                                           571,196          872,982        3,259,053          767,232
                                                                  ============     ============     ============     ============



                                                                   Aggressive        Alliance       Blue Chip
                                                                    Growth            Growth         Growth
                                                                   Portfolio         Portfolio      Portfolio
                                                                   (Class 1)         (Class 1)      (Class 1)
                                                                  ------------     ------------     ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    (88,764)    $   (667,093)    $  (3,637)
   Net realized gains (losses) from
      securities transactions                                       (2,552,822)     (12,627,621)      (77,528)
   Change in net unrealized appreciation
      (depreciation) of investments                                    119,690       (2,674,146)      (32,484)
                                                                  ------------     ------------     ---------
   Increase (decrease) in net assets from operations                (2,521,896)     (15,968,860)     (113,649)
                                                                  ------------     ------------     ---------
From capital transactions:
      Net proceeds from units sold                                     224,831          971,964        70,611
      Cost of units redeemed                                          (274,899)      (3,406,243)      (64,523)
      Annuity benefit payments                                               0           (9,293)            0
      Net transfers                                                 (1,181,585)      (6,678,707)      188,197
                                                                  ------------     ------------     ---------
   Increase (decrease) in net assets from capital transactions      (1,231,653)      (9,122,279)      194,285
                                                                  ------------     ------------     ---------
Increase (decrease) in net assets                                   (3,753,549)     (25,091,139)       80,636
Net assets at beginning of period                                   13,297,839       97,221,210       679,101
                                                                  ------------     ------------     ---------
Net assets at end of period                                       $  9,544,290     $ 72,130,071     $ 759,737
                                                                  ============     ============     =========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                              711            2,021             0
   Units redeemed                                                       (1,402)          (3,174)            0
   Units transferred                                                        (1)               1             0
                                                                  ------------     ------------     ---------
Increase (decrease) in units outstanding                                  (692)          (1,152)            0
Beginning units                                                            980            3,136             0
                                                                  ------------     ------------     ---------
Ending units                                                               288            1,984             0
                                                                  ============     ============     =========
Contracts with total expenses of 0.85% **:
   Units sold                                                            1,348           27,927        14,598
   Units redeemed                                                      (11,958)        (161,939)      (13,094)
   Units transferred                                                   (54,661)        (264,507)       44,049
                                                                  ------------     ------------     ---------
Increase (decrease) in units outstanding                               (65,271)        (398,519)       45,553
Beginning units                                                        207,493        2,695,963       109,746
                                                                  ------------     ------------     ---------
Ending units                                                           142,222        2,297,444       155,299
                                                                  ============     ============     =========
Contracts with total expenses of 1.10% :
   Units sold                                                            2,717            4,623           911
   Units redeemed                                                         (522)          (2,701)       (1,058)
   Units transferred                                                     2,686           20,494          (738)
                                                                  ------------     ------------     ---------
Increase (decrease) in units outstanding                                 4,881           22,416          (885)
Beginning units                                                          1,492          111,553        10,661
                                                                  ------------     ------------     ---------
Ending units                                                             6,373          133,969         9,776
                                                                  ============     ============     =========
Contracts with total expenses of 1.25% :
   Units sold                                                           16,799           31,052             0
   Units redeemed                                                      (17,411)        (102,740)            0
   Units transferred                                                   (79,743)        (228,476)            0
                                                                  ------------     ------------     ---------
Increase (decrease) in units outstanding                               (80,355)        (300,164)            0
Beginning units                                                        893,284        2,724,668             0
                                                                  ------------     ------------     ---------
Ending units                                                           812,929        2,424,504             0
                                                                  ============     ============     =========

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                      Cash           Corporate      Davis Venture     "Dogs" of
                                                                   Management          Bond            Value         Wall Street
                                                                   Portfolio         Portfolio       Portfolio        Portfolio
                                                                   (Class 1)         (Class 1)       (Class 1)        (Class 1)
                                                                  ------------     ------------     -------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    545,907     $    681,842     $   (181,704)    $    45,954
   Net realized gains (losses) from
       securities transactions                                        (152,155)         (25,208)      (1,785,943)        (94,851)
   Change in net unrealized appreciation
       (depreciation) of investments                                  (408,020)         625,553       (5,449,958)     (1,034,556)
                                                                  ------------     ------------     ------------     -----------
   Increase (decrease) in net assets from operations                   (14,268)       1,282,187       (7,417,605)     (1,083,453)
                                                                  ------------     ------------     ------------     -----------
From capital transactions:
       Net proceeds from units sold                                    884,558          442,750        1,330,164          66,275
       Cost of units redeemed                                       (3,813,284)        (733,094)      (2,716,507)       (299,598)
       Annuity benefit payments                                        (12,640)            (422)          (1,638)           (161)
       Net transfers                                                 1,232,258        3,050,306        3,942,095         338,104
                                                                  ------------     ------------     ------------     -----------
   Increase (decrease) in net assets from capital transactions      (1,709,108)       2,759,540        2,554,114         104,620
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in net assets                                   (1,723,376)       4,041,727       (4,863,491)       (978,833)
Net assets at beginning of period                                   26,214,963       12,670,300       56,606,074       7,507,418
                                                                  ------------     ------------     ------------     -----------
Net assets at end of period                                       $ 24,491,587     $ 16,712,027     $ 51,742,583     $ 6,528,585
                                                                  ============     ============     ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                              471              168            2,981               0
   Units redeemed                                                            0             (423)          (5,656)              0
   Units transferred                                                         0                0                0               0
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in units outstanding                                   471             (255)          (2,675)              0
Beginning units                                                          3,026              255            4,088               0
                                                                  ------------     ------------     ------------     -----------
Ending units                                                             3,497                0            1,413               0
                                                                  ============     ============     ============     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                           59,579           24,202           81,479           2,192
   Units redeemed                                                     (171,792)         (21,779)        (208,397)         (6,802)
   Units transferred                                                   262,252          218,181          401,446           9,784
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in units outstanding                               150,039          220,604          274,528           5,174
Beginning units                                                        171,876          208,179        3,277,861          69,011
                                                                  ------------     ------------     ------------     -----------
Ending units                                                           321,915          428,783        3,552,389          74,185
                                                                  ============     ============     ============     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                              197            4,170            9,122               0
   Units redeemed                                                          417             (793)         (11,535)              0
   Units transferred                                                    37,270           18,517          109,221          10,031
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in units outstanding                                37,884           21,894          106,808          10,031
Beginning units                                                          5,858           40,808          167,991           1,004
                                                                  ------------     ------------     ------------     -----------
Ending units                                                            43,742           62,702          274,799          11,035
                                                                  ============     ============     ============     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                           17,309            7,497           23,916           4,904
   Units redeemed                                                     (148,485)         (31,777)         (36,542)        (26,084)
   Units transferred                                                  (154,269)          17,889          (26,303)         11,239
                                                                  ------------     ------------     ------------     -----------
Increase (decrease) in units outstanding                              (285,445)          (6,391)         (38,929)         (9,941)
Beginning units                                                      1,839,033          685,610          876,039         657,864
                                                                  ------------     ------------     ------------     -----------
Ending units                                                         1,553,588          679,219          837,110         647,923
                                                                  ============     ============     ============     ===========


                                                                   Emerging         Equity          Equity
                                                                    Markets         Income           Index
                                                                   Portfolio       Portfolio       Portfolio
                                                                   (Class 1)       (Class 1)       (Class 1)
                                                                  -----------     -----------     ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   (39,791)    $    52,528     $    (71,168)
   Net realized gains (losses) from
       securities transactions                                       (695,970)       (173,903)      (3,013,086)
   Change in net unrealized appreciation
       (depreciation) of investments                                 (230,707)     (1,077,817)      (3,975,087)
                                                                  -----------     -----------     ------------
   Increase (decrease) in net assets from operations                 (966,468)     (1,199,192)      (7,059,341)
                                                                  -----------     -----------     ------------
From capital transactions:
       Net proceeds from units sold                                   291,544         149,536          240,943
       Cost of units redeemed                                        (205,575)       (309,700)      (1,527,021)
       Annuity benefit payments                                          (607)           (919)         (13,728)
       Net transfers                                                 (774,340)       (115,121)      (2,431,099)
                                                                  -----------     -----------     ------------
   Increase (decrease) in net assets from capital transactions       (688,978)       (276,204)      (3,730,905)
                                                                  -----------     -----------     ------------
Increase (decrease) in net assets                                  (1,655,446)     (1,475,396)     (10,790,246)
Net assets at beginning of period                                   5,654,737       8,280,359       47,100,945
                                                                  -----------     -----------     ------------
Net assets at end of period                                       $ 3,999,291     $ 6,804,963     $ 36,310,699
                                                                  ===========     ===========     ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                              73             193              777
   Units redeemed                                                        (282)           (438)          (1,473)
   Units transferred                                                     (588)             (1)            (211)
                                                                  -----------     -----------     ------------
Increase (decrease) in units outstanding                                 (797)           (246)            (907)
Beginning units                                                           797             246              907
                                                                  -----------     -----------     ------------
Ending units                                                                0               0                0
                                                                  ===========     ===========     ============
Contracts with total expenses of 0.85% **:
   Units sold                                                          36,944               0                0
   Units redeemed                                                      (9,533)              0                0
   Units transferred                                                  (57,788)              0                0
                                                                  -----------     -----------     ------------
Increase (decrease) in units outstanding                              (30,377)              0                0
Beginning units                                                       132,773               0                0
                                                                  -----------     -----------     ------------
Ending units                                                          102,396               0                0
                                                                  ===========     ===========     ============
Contracts with total expenses of 1.10% :
   Units sold                                                               0               0                0
   Units redeemed                                                         (95)              0                0
   Units transferred                                                    4,302               0                0
                                                                  -----------     -----------     ------------
Increase (decrease) in units outstanding                                4,207               0                0
Beginning units                                                         6,718               0                0
                                                                  -----------     -----------     ------------
Ending units                                                           10,925               0                0
                                                                  ===========     ===========     ============
Contracts with total expenses of 1.25% :
   Units sold                                                           6,460          16,414           32,792
   Units redeemed                                                     (20,365)        (34,384)        (229,957)
   Units transferred                                                  (66,318)        (13,410)        (370,829)
                                                                  -----------     -----------     ------------
Increase (decrease) in units outstanding                              (80,223)        (31,380)        (567,994)
Beginning units                                                       599,115         790,207        5,912,696
                                                                  -----------     -----------     ------------
Ending units                                                          518,892         758,827        5,344,702
                                                                  ===========     ===========     ============

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                 Federated
                                                                  American        Global        Global      Goldman Sachs
                                                                   Leaders         Bond        Equities       Research
                                                                 Portfolio      Portfolio      Portfolio      Portfolio
                                                                  (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                                                ------------   -----------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $      7,641   $    36,914   $   (122,720)    $  (4,026)
   Net realized gains (losses) from
       securities transactions                                      (462,395)       87,336     (1,872,595)      (88,256)
   Change in net unrealized appreciation
       (depreciation) of investments                              (1,680,163)      436,773       (732,071)       16,407
                                                                ------------   -----------   ------------     ---------
   Increase (decrease) in net assets from operations              (2,134,917)      561,023     (2,727,386)      (75,875)
                                                                ------------   -----------   ------------     ---------
From capital transactions:
       Net proceeds from units sold                                  198,317       110,576        106,486        16,975
       Cost of units redeemed                                       (618,548)     (397,798)      (529,015)      (42,206)
       Annuity benefit payments                                         (213)       (2,309)           (92)            0
       Net transfers                                               1,009,074       113,318     (1,071,673)       21,808
                                                                ------------   -----------   ------------     ---------
   Increase (decrease) in net assets from capital transactions       588,630      (176,213)    (1,494,294)       (3,423)
                                                                ------------   -----------   ------------     ---------

Increase (decrease) in net assets                                 (1,546,287)      384,810     (4,221,680)      (79,298)
Net assets at beginning of period                                 12,456,497     8,628,048     14,260,497       534,501
                                                                ------------   -----------   ------------     ---------
Net assets at end of period                                     $ 10,910,210   $ 9,012,858   $ 10,038,817     $ 455,203
                                                                ============   ===========   ============     =========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                              0           508          1,134             0
   Units redeemed                                                          0        (3,202)        (2,881)            0
   Units transferred                                                       0         2,248              0             0
                                                                ------------   -----------   ------------     ---------
Increase (decrease) in units outstanding                                   0          (446)        (1,747)            0
Beginning units                                                            0           446          1,959             0
                                                                ------------   -----------   ------------     ---------
Ending units                                                               0             0            212             0
                                                                ============   ===========   ============     =========
Contracts with total expenses of 0.85% (2) :
   Units sold                                                         15,013         3,143          1,798         3,372
   Units redeemed                                                    (42,495)       (2,911)       (46,521)       (8,481)
   Units transferred                                                 118,362        28,035       (106,430)        1,573
                                                                ------------   -----------   ------------     ---------
Increase (decrease) in units outstanding                              90,880        28,267       (151,153)       (3,536)
Beginning units                                                      469,139        45,752        628,393        80,348
                                                                ------------   -----------   ------------     ---------
Ending units                                                         560,019        74,019        477,240        76,812
                                                                ============   ===========   ============     =========
Contracts with total expenses of 1.10% :
   Units sold                                                            177            40            316             0
   Units redeemed                                                     (7,938)          (51)        (2,243)           78
   Units transferred                                                  10,614         2,764          2,021         2,504
                                                                ------------   -----------   ------------     ---------
Increase (decrease) in units outstanding                               2,853         2,753             94         2,582
Beginning units                                                       21,853         4,201          9,687         7,463
                                                                ------------   -----------   ------------     ---------
Ending units                                                          24,706         6,954          9,781        10,045
                                                                ============   ===========   ============     =========
Contracts with total expenses of 1.25% :
   Units sold                                                          5,377         4,185          6,418             0
   Units redeemed                                                    (15,826)      (20,227)       (18,020)            0
   Units transferred                                                  (4,297)      (17,190)       (36,236)            0
                                                                ------------   -----------   ------------     ---------
Increase (decrease) in units outstanding                             (14,746)      (33,232)       (47,838)            0
Beginning units                                                      477,854       510,010        598,333             0
                                                                ------------   -----------   ------------     ---------
Ending units                                                         463,108       476,778        550,495             0
                                                                ============   ===========   ============     =========

                                                                  Growth-       Growth       High-Yield
                                                                   Income     Opportunities      Bond
                                                                 Portfolio     Portfolio      Portfolio
                                                                 (Class 1)     (Class 1)      (Class 1)
                                                                ------------ -------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $   (141,404)  $  (1,817)    $   850,721
   Net realized gains (losses) from
       securities transactions                                    (6,025,604)   (112,784)       (387,660)
   Change in net unrealized appreciation
       (depreciation) of investments                              (5,497,756)     17,629        (232,709)
                                                                ------------   ---------     -----------
   Increase (decrease) in net assets from operations             (11,664,764)    (96,972)        230,352
                                                                ------------   ---------     -----------
From capital transactions:
       Net proceeds from units sold                                  788,896       6,365         175,992
       Cost of units redeemed                                     (3,329,670)    (25,173)       (409,504)
       Annuity benefit payments                                      (12,944)          0             (83)
       Net transfers                                              (6,159,560)    (87,660)        844,001
                                                                ------------   ---------     -----------
   Increase (decrease) in net assets from capital transactions    (8,713,278)   (106,468)        610,406
                                                                ------------   ---------     -----------

Increase (decrease) in net assets                                (20,378,042)   (203,440)        840,758
Net assets at beginning of period                                 81,959,764     379,270       6,337,878
                                                                ------------   ---------     -----------
Net assets at end of period                                     $ 61,581,722   $ 175,830     $ 7,178,636
                                                                ============   =========     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                          2,000           0             338
   Units redeemed                                                     (3,225)          0            (877)
   Units transferred                                                       0           0               0
                                                                ------------   ---------     -----------
Increase (decrease) in units outstanding                              (1,225)          0            (539)
Beginning units                                                        1,872           0             539
                                                                ------------   ---------     -----------
Ending units                                                             647           0               0
                                                                ============   =========     ===========
Contracts with total expenses of 0.85% (2) :
   Units sold                                                         13,487       1,342          13,407
   Units redeemed                                                   (119,577)     (7,560)        (21,254)
   Units transferred                                                (446,976)    (21,462)         93,387
                                                                ------------   ---------     -----------
Increase (decrease) in units outstanding                            (553,066)    (27,680)         85,540
Beginning units                                                    2,296,734      75,693         182,420
                                                                ------------   ---------     -----------
Ending units                                                       1,743,668      48,013         267,960
                                                                ============   =========     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                            697         311             714
   Units redeemed                                                    (12,226)          0          (1,585)
   Units transferred                                                  13,465           1          13,961
                                                                ------------   ---------     -----------
Increase (decrease) in units outstanding                               1,936         312          13,090
Beginning units                                                      107,132           5           5,112
                                                                ------------   ---------     -----------
Ending units                                                         109,068         317          18,202
                                                                ============   =========     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                         29,774           0           4,712
   Units redeemed                                                   (109,156)          0         (18,233)
   Units transferred                                                (148,169)          0          (2,658)
                                                                ------------   ---------     -----------
Increase (decrease) in units outstanding                            (227,551)          0         (16,179)
Beginning units                                                    2,430,317           0         368,246
                                                                ------------   ---------     -----------
Ending units                                                       2,202,766           0         352,067
                                                                ============   =========     ===========

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                 International                        MFS
                                                                  Diversified     International   Massachusetts    MFS Mid-Cap
                                                                    Equities    Growth and Income Investors Trust    Growth
                                                                   Portfolio       Portfolio        Portfolio       Portfolio
                                                                   (Class 1)       (Class 1)        (Class 1)       (Class 1)
                                                                 -------------  ----------------- ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   (47,776)    $    (50,131)    $     2,481     $   (24,851)
   Net realized gains (losses) from
       securities transactions                                     (1,722,719)      (1,274,539)       (565,455)       (810,010)
   Change in net unrealized appreciation
       (depreciation) of investments                                  115,786       (1,836,874)       (724,630)       (316,363)
                                                                  -----------     ------------     -----------     -----------
   Increase (decrease) in net assets from operations               (1,654,709)      (3,161,544)     (1,287,604)     (1,151,224)
                                                                  -----------     ------------     -----------     -----------

From capital transactions:
       Net proceeds from units sold                                   104,825          223,839         136,592          38,403
       Cost of units redeemed                                        (204,145)        (574,230)       (401,617)       (184,756)
       Annuity benefit payments                                        (1,185)          (1,388)              0               0
       Net transfers                                                 (113,406)        (254,094)         (5,032)        266,573
                                                                  -----------     ------------     -----------     -----------
   Increase (decrease) in net assets from capital transactions       (213,911)        (605,873)       (270,057)        120,220
                                                                  -----------     ------------     -----------     -----------

Increase (decrease) in net assets                                  (1,868,620)      (3,767,417)     (1,557,661)     (1,031,004)
Net assets at beginning of period                                   5,524,611       14,502,139       8,539,104       3,871,747
                                                                  -----------     ------------     -----------     -----------
Net assets at end of period                                       $ 3,655,991     $ 10,734,722     $ 6,981,443     $ 2,840,743
                                                                  ===========     ============     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                               0              305               0               0
   Units redeemed                                                           0             (444)              0               0
   Units transferred                                                        0                0               0               0
                                                                  -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                                    0             (139)              0               0
Beginning units                                                             0              807               0               0
                                                                  -----------     ------------     -----------     -----------
Ending units                                                                0              668               0               0
                                                                  ===========     ============     ===========     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                           6,381           13,845          18,874           5,143
   Units redeemed                                                     (23,840)         (54,836)        (56,685)        (28,957)
   Units transferred                                                    5,161          (29,186)        (32,434)         30,212
                                                                  -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                              (12,298)         (70,177)        (70,245)          6,398
Beginning units                                                       216,629          907,962         972,320         442,836
                                                                  -----------     ------------     -----------     -----------
Ending units                                                          204,331          837,785         902,075         449,234
                                                                  ===========     ============     ===========     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                               0              158             442             827
   Units redeemed                                                           0           (3,811)           (548)         (2,241)
   Units transferred                                                     (393)          15,628          24,254           9,678
                                                                  -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                                 (393)          11,975          24,148           8,264
Beginning units                                                         1,943           20,303          66,103          25,484
                                                                  -----------     ------------     -----------     -----------
Ending units                                                            1,550           32,278          90,251          33,748
                                                                  ===========     ============     ===========     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                           8,741           13,670               0               0
   Units redeemed                                                     (10,654)         (18,565)              0               0
   Units transferred                                                  (17,507)         (18,655)              0               0
                                                                  -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                              (19,420)         (23,550)              0               0
Beginning units                                                       397,985          600,190               0               0
                                                                  -----------     ------------     -----------     -----------
Ending units                                                          378,565          576,640               0               0
                                                                  ===========     ============     ===========     ===========


                                                                                      Putnam
                                                                   MFS Total          Growth:          Real
                                                                    Return            Voyager         Estate
                                                                   Portfolio         Portfolio       Portfolio
                                                                   (Class 1)         (Class 1)       (Class 1)
                                                                  ------------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $    215,855     $   (297,769)    $    70,252
   Net realized gains (losses) from
       securities transactions                                         187,024       (5,105,444)         43,665
   Change in net unrealized appreciation
       (depreciation) of investments                                  (972,447)      (1,128,735)         58,067
                                                                  ------------     ------------     -----------
   Increase (decrease) in net assets from operations                  (569,568)      (6,531,948)        171,984
                                                                  ------------     ------------     -----------

From capital transactions:
       Net proceeds from units sold                                  1,252,049          314,848          97,562
       Cost of units redeemed                                       (1,099,642)      (1,413,340)       (209,490)
       Annuity benefit payments                                           (233)          (3,593)              0
       Net transfers                                                12,449,728       (2,998,461)      1,082,815
                                                                  ------------     ------------     -----------
   Increase (decrease) in net assets from capital transactions      12,601,902       (4,100,546)        970,887
                                                                  ------------     ------------     -----------

Increase (decrease) in net assets                                   12,032,334      (10,632,494)      1,142,871
Net assets at beginning of period                                   17,418,122       38,564,294       4,325,632
                                                                  ------------     ------------     -----------
Net assets at end of period                                       $ 29,450,456     $ 27,931,800     $ 5,468,503
                                                                  ============     ============     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                                0              527              73
   Units redeemed                                                            0           (1,562)            (25)
   Units transferred                                                         0                0          (1,082)
                                                                  ------------     ------------     -----------
Increase (decrease) in units outstanding                                     0           (1,035)         (1,034)
Beginning units                                                              0            1,209           1,034
                                                                  ------------     ------------     -----------
Ending units                                                                 0              174               0
                                                                  ============     ============     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                          100,341           19,401           2,306
   Units redeemed                                                      (96,926)         (36,810)         (5,990)
   Units transferred                                                 1,012,869         (118,970)         22,241
                                                                  ------------     ------------     -----------
Increase (decrease) in units outstanding                             1,016,284         (136,379)         18,557
Beginning units                                                      1,374,837          953,847          69,705
                                                                  ------------     ------------     -----------
Ending units                                                         2,391,121          817,468          88,262
                                                                  ============     ============     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                           13,297            2,178             308
   Units redeemed                                                       (3,370)          (3,687)           (288)
   Units transferred                                                   114,643           (1,225)          2,971
                                                                  ------------     ------------     -----------
Increase (decrease) in units outstanding                               124,570           (2,734)          2,991
Beginning units                                                         94,278           25,257             928
                                                                  ------------     ------------     -----------
Ending units                                                           218,848           22,523           3,919
                                                                  ============     ============     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                                0           12,043           5,082
   Units redeemed                                                            0          (80,742)        (10,256)
   Units transferred                                                         0         (161,574)         58,674
                                                                  ------------     ------------     -----------
Increase (decrease) in units outstanding                                     0         (230,273)         53,500
Beginning units                                                              0        1,831,599         269,182
                                                                  ------------     ------------     -----------
Ending units                                                                 0        1,601,326         322,682
                                                                  ============     ============     ===========

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                   (Continued)

                                                                 Small Company     SunAmerica                      Telecom
                                                                     Value          Balanced      Technology       Utility
                                                                   Portfolio       Portfolio       Portfolio      Portfolio
                                                                   (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                                                 -------------    ------------    ----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   (77,061)    $    939,171     $    (903)    $   371,674
   Net realized gains (losses) from
       securities transactions                                        252,128       (4,019,366)      (20,053)       (752,791)
   Change in net unrealized appreciation
       (depreciation) of investments                               (1,797,691)      (3,574,138)      (13,841)       (537,040)
                                                                  -----------     ------------     ---------     -----------
   Increase (decrease) in net assets from operations               (1,622,624)      (6,654,333)      (34,797)       (918,157)
                                                                  -----------     ------------     ---------     -----------
From capital transactions:
       Net proceeds from units sold                                   202,148          421,364         4,880          40,943
       Cost of units redeemed                                        (246,464)      (3,505,817)       (5,081)       (307,207)
       Annuity benefit payments                                             0          (14,318)            0            (686)
       Net transfers                                                   77,403       (4,866,486)       32,807        (372,398)
                                                                  -----------     ------------     ---------     -----------
   Increase (decrease) in net assets from capital transactions         33,087       (7,965,257)       32,606        (639,348)
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in net assets                                  (1,589,537)     (14,619,590)       (2,191)     (1,557,505)
Net assets at beginning of period                                   7,626,802       71,012,625       123,314       5,128,284
                                                                  -----------     ------------     ---------     -----------
Net assets at end of period                                       $ 6,037,265     $ 56,393,035     $ 121,123     $ 3,570,779
                                                                  ===========     ============     =========     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                             501            1,920             0               0
   Units redeemed                                                        (933)          (3,628)            0               0
   Units transferred                                                     (175)              (1)            0               0
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in units outstanding                                 (607)          (1,709)            0               0
Beginning units                                                         1,010            2,546             0               0
                                                                  -----------     ------------     ---------     -----------
Ending units                                                              403              837             0               0
                                                                  ===========     ============     =========     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                               0            5,259         2,040           1,176
   Units redeemed                                                           0          (52,799)       (2,932)        (11,054)
   Units transferred                                                        0          (34,177)       13,682          (5,580)
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in units outstanding                                    0          (81,717)       12,790         (15,458)
Beginning units                                                             0          632,064        46,009          77,161
                                                                  -----------     ------------     ---------     -----------
Ending units                                                                0          550,347        58,799          61,703
                                                                  ===========     ============     =========     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                               0                0             0               0
   Units redeemed                                                           0             (652)            0            (102)
   Units transferred                                                        0            5,423         4,777             630
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in units outstanding                                    0            4,771         4,777             528
Beginning units                                                             0           19,591         3,185           3,437
                                                                  -----------     ------------     ---------     -----------
Ending units                                                                0           24,362         7,962           3,965
                                                                  ===========     ============     =========     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                          14,545           27,163             0           3,338
   Units redeemed                                                     (17,776)        (237,852)            0         (27,315)
   Units transferred                                                    3,146         (359,902)            0         (39,133)
                                                                  -----------     ------------     ---------     -----------
Increase (decrease) in units outstanding                                  (85)        (570,591)            0         (63,110)
Beginning units                                                       458,007        4,592,956             0         421,262
                                                                  -----------     ------------     ---------     -----------
Ending units                                                          457,922        4,022,365             0         358,152
                                                                  ===========     ============     =========     ===========


                                                                   Worldwide                        Emerging
                                                                  High Income      Comstock          Growth
                                                                   Portfolio       Portfolio        Portfolio
                                                                   (Class 1)       Class II)        (Class II)
                                                                  -----------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                   $   272,213           44,584     $   (10,535)
   Net realized gains (losses) from
       securities transactions                                       (102,469)         (89,125)        (17,769)
   Change in net unrealized appreciation
       (depreciation) of investments                                     (553)        (555,650)       (140,879)
                                                                  -----------     ------------     -----------
   Increase (decrease) in net assets from operations                  169,191         (600,191)       (169,183)
                                                                  -----------     ------------     -----------
From capital transactions:
       Net proceeds from units sold                                    67,272        1,417,773         334,649
       Cost of units redeemed                                         (60,263)        (605,392)        (56,325)
       Annuity benefit payments                                          (151)               0               0
       Net transfers                                                  158,306       10,661,818       1,192,214
                                                                  -----------     ------------     -----------
   Increase (decrease) in net assets from capital transactions        165,164       11,474,199       1,470,538
                                                                  -----------     ------------     -----------
Increase (decrease) in net assets                                     334,355       10,874,008       1,301,355
Net assets at beginning of period                                   2,214,342        4,904,860         614,792
                                                                  -----------     ------------     -----------
Net assets at end of period                                       $ 2,548,697     $ 15,778,868     $ 1,916,147
                                                                  ===========     ============     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                               0                0               0
   Units redeemed                                                           0                0               0
   Units transferred                                                        0                0               0
                                                                  -----------     ------------     -----------
Increase (decrease) in units outstanding                                    0                0               0
Beginning units                                                             0                0               0
                                                                  -----------     ------------     -----------
Ending units                                                                0                0               0
                                                                  ===========     ============     ===========
Contracts with total expenses of 0.85% **:
   Units sold                                                           5,325          167,078          45,940
   Units redeemed                                                      (1,137)         (69,526)         (7,715)
   Units transferred                                                   17,093        1,175,774         131,670
                                                                  -----------     ------------     -----------
Increase (decrease) in units outstanding                               21,281        1,273,326         169,895
Beginning units                                                        42,247          458,910          51,578
                                                                  -----------     ------------     -----------
Ending units                                                           63,528        1,732,236         221,473
                                                                  ===========     ============     ===========
Contracts with total expenses of 1.10% :
   Units sold                                                             361            8,217           1,203
   Units redeemed                                                        (263)          (6,295)           (119)
   Units transferred                                                    2,470          112,836          25,320
                                                                  -----------     ------------     -----------
Increase (decrease) in units outstanding                                2,568          114,758          26,404
Beginning units                                                         3,483           30,268          13,454
                                                                  -----------     ------------     -----------
Ending units                                                            6,051          145,026          39,858
                                                                  ===========     ============     ===========
Contracts with total expenses of 1.25% :
   Units sold                                                           1,089                0               0
   Units redeemed                                                      (3,325)               0               0
   Units transferred                                                   (2,533)               0               0
                                                                  -----------     ------------     -----------
Increase (decrease) in units outstanding                               (4,769)               0               0
Beginning units                                                       120,482                0               0
                                                                  -----------     ------------     -----------
Ending units                                                          115,713                0               0
                                                                  ===========     ============     ===========

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                     Growth          Growth                          Asset
                                                                   and Income      and Income     Mid-Cap Value    Allocation
                                                                   Portfolio        Portfolio       Portfolio         Fund
                                                                   (Class II)       (Class VC)     (Class VC)     (Class 2) (1)
                                                                   -----------     -----------    --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    18,994     $    (3,683)    $    (2,487)    $    40,174
    Net realized gains (losses) from
       securities transactions                                         (42,968)         (5,642)         (2,059)            146
    Change in net unrealized appreciation
       (depreciation) of investments                                  (392,576)        374,488          39,864         378,658
                                                                   -----------     -----------     -----------     -----------
    Increase (decrease) in net assets from operations                 (416,550)        365,163          35,318         418,978
                                                                   -----------     -----------     -----------     -----------
From capital transactions:
       Net proceeds from units sold                                    968,446       1,378,127         874,523       1,679,095
       Cost of units redeemed                                         (336,140)       (135,663)        (82,223)       (101,203)
       Annuity benefit payments                                              0               0               0               0
       Net transfers                                                 7,493,275       8,186,843       4,761,499       7,184,969
                                                                   -----------     -----------     -----------     -----------
    Increase (decrease) in net assets from capital transactions      8,125,581       9,429,307       5,553,799       8,762,861
                                                                   -----------     -----------     -----------     -----------
Increase (decrease) in net assets                                    7,709,031       9,794,470       5,589,117       9,181,839
Net assets at beginning of period                                    2,253,232               0               0               0
                                                                   -----------     -----------     -----------     -----------
Net assets at end of period                                        $ 9,962,263     $ 9,794,470     $ 5,589,117     $ 9,181,839
                                                                   ===========     ===========     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                               0               0               0               0
    Units redeemed                                                           0               0               0               0
    Units transferred                                                        0               0               0               0
                                                                   -----------     -----------     -----------     -----------
Increase (decrease) in units outstanding                                     0               0               0               0
Beginning units                                                              0               0               0               0
                                                                   -----------     -----------     -----------     -----------
Ending units                                                                 0               0               0               0
                                                                   ===========     ===========     ===========     ===========
Contracts with total expenses of 0.85% **:
    Units sold                                                          92,680         146,789          96,481         147,237
    Units redeemed                                                     (37,026)        (11,386)         (8,615)         (9,021)
    Units transferred                                                  734,261         909,697         497,658         661,771
                                                                   -----------     -----------     -----------     -----------
Increase (decrease) in units outstanding                               789,915       1,045,100         585,524         799,987
Beginning units                                                        187,349               0               0               0
                                                                   -----------     -----------     -----------     -----------
Ending units                                                           977,264       1,045,100         585,524         799,987
                                                                   ===========     ===========     ===========     ===========
Contracts with total expenses of 1.10% :
    Units sold                                                          15,394          21,366          10,205          16,271
    Units redeemed                                                      (1,330)         (5,512)         (1,194)           (680)
    Units transferred                                                   88,771          83,333          72,774          37,549
                                                                   -----------     -----------     -----------     -----------
Increase (decrease)  in units outstanding                              102,835          99,187          81,785          53,140
Beginning units                                                         21,215               0               0               0
                                                                   -----------     -----------     -----------     -----------
Ending units                                                           124,050          99,187          81,785          53,140
                                                                   ===========     ===========     ===========     ===========
Contracts with total expenses of 1.25% :
    Units sold                                                               0               0               0               0
    Units redeemed                                                           0               0               0               0
    Units transferred                                                        0               0               0               0
                                                                   -----------     -----------     -----------     -----------
Increase (decrease) in units outstanding                                     0               0               0               0
Beginning units                                                              0               0               0               0
                                                                   -----------     -----------     -----------     -----------
Ending units                                                                 0               0               0               0
                                                                   ===========     ===========     ===========     ===========


                                                                       Global                         Growth-
                                                                       Growth         Growth          Income
                                                                        Fund           Fund            Fund
                                                                   (Class 2) (1)   (Class 2) (1)   (Class 2) (1)
                                                                   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                    $    (3,828)    $   (10,142)    $      8,738
    Net realized gains (losses) from
       securities transactions                                              238             (19)           2,738
    Change in net unrealized appreciation
       (depreciation) of investments                                     94,538         397,761          651,739
                                                                    -----------     -----------     ------------
    Increase (decrease) in net assets from operations                    90,948         387,600          663,215
                                                                    -----------     -----------     ------------
From capital transactions:
       Net proceeds from units sold                                     388,355       2,039,418        2,470,097
       Cost of units redeemed                                           (13,850)        (21,966)        (122,871)
       Annuity benefit payments                                               0               0                0
       Net transfers                                                  1,570,555       3,515,021        9,243,920
                                                                    -----------     -----------     ------------
    Increase (decrease) in net assets from capital transactions       1,945,060       5,532,473       11,591,146
                                                                    -----------     -----------     ------------
Increase (decrease) in net assets                                     2,036,008       5,920,073       12,254,361
Net assets at beginning of period                                             0               0                0
                                                                    -----------     -----------     ------------
Net assets at end of period                                         $ 2,036,008     $ 5,920,073     $ 12,254,361
                                                                    ===========     ===========     ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
    Units sold                                                                0               0                0
    Units redeemed                                                            0               0                0
    Units transferred                                                         0               0                0
                                                                    -----------     -----------     ------------
Increase (decrease) in units outstanding                                      0               0                0
Beginning units                                                               0               0                0
                                                                    -----------     -----------     ------------
Ending units                                                                  0               0                0
                                                                    ===========     ===========     ============
Contracts with total expenses of 0.85% **:
    Units sold                                                           34,799         174,893          201,029
    Units redeemed                                                       (1,272)         (1,800)          (9,800)
    Units transferred                                                   140,748         291,298          796,188
                                                                    -----------     -----------     ------------
Increase (decrease) in units outstanding                                174,275         464,391          987,417
Beginning units                                                               0               0                0
                                                                    -----------     -----------     ------------
Ending units                                                            174,275         464,391          987,417
                                                                    ===========     ===========     ============
Contracts with total expenses of 1.10% :
    Units sold                                                            1,441          10,791           28,209
    Units redeemed                                                            0            (191)          (1,380)
    Units transferred                                                     4,885          28,222           61,814
                                                                    -----------     -----------     ------------
Increase (decrease)  in units outstanding                                 6,326          38,822           88,643
Beginning units                                                               0               0                0
                                                                    -----------     -----------     ------------
Ending units                                                              6,326          38,822           88,643
                                                                    ===========     ===========     ============
Contracts with total expenses of 1.25% :
    Units sold                                                                0               0                0
    Units redeemed                                                            0               0                0
    Units transferred                                                         0               0                0
                                                                    -----------     -----------     ------------
Increase (decrease) in units outstanding                                      0               0                0
Beginning units                                                               0               0                0
                                                                    -----------     -----------     ------------
Ending units                                                                  0               0                0
                                                                    ===========     ===========     ============

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

(1) For the period from September 30, 2002 (inception) to April 30, 2003.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of a total of forty-two variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the twenty-nine currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"),
         (3) one of the three currently available investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) one of the two currently available investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) one of the four currently available investment portfolios of American Fund Insurance Series ("American Series"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund and the American Series (collectively referred to as the "Trusts") are diversified open-ended investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor and SunAmerica Trusts are affiliated investment companies. The participant may elect to have investments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the forty-two Variable Accounts and do not include balances allocated to the General Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION (continued)

         On November 24, 2003, the Asset Allocation Portfolio of the SunAmerica Trust was reorganized into the Anchor Trust. On that date the Asset Allocation Portfolio Variable Account exchanged its shares in the former Asset Allocation Portfolio of the SunAmerica Trust, for shares with an equal value in the new Asset Allocation Portfolio of the Anchor Trust. Prior to May 1, 2003 the Federated American Leaders Portfolio was named Federated Value Portfolio, the MFS Massachusetts Investors Trust Portfolio was named MFS Growth and Income Portfolio and the Putnam Growth: Voyager Portfolio was named Putnam Growth Portfolio.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

         RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AIG SunAmerica Life Assurance Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to AIG SunAmerica Life Assurance Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: The contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount and are recorded as redemption in the accompanying Statement of Changes in Net Assets.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: Polaris Plus, 0.70% or 1.10%, and Polaris II Asset Manager and Polaris II A-Class, 0.70% or 0.95%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

      SALES CHARGE: For the Polaris II A-Class product, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the trusts' shares acquired and the aggregate proceeds from shares sold during the period ended April 30, 2004 consist of the following:

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                     Cost of Shares           Proceeds from
             Variable Accounts                                          Acquired               Shares Sold
             -----------------                                       --------------           --------------
 ANCHOR TRUST:
 Asset Allocation Portfolio (Class 1)                                $    4,406,035           $    1,489,777
 Capital Appreciation Portfolio (Class 1)                                15,883,831                4,168,855
 Government and Quality Bond Portfolio (Class 1)                         17,808,591               16,270,351
 Growth Portfolio (Class 1)                                              10,740,950                2,009,556

 SUNAMERICA TRUST:
 Aggressive Growth Portfolio (Class 1)                               $    1,943,612           $    2,048,969
 Alliance Growth Portfolio (Class 1)                                      1,927,783                8,067,135
 Blue Chip Growth Portfolio (Class 1)                                       526,702                  347,719
 Cash Management Portfolio (Class 1)                                     24,386,946               28,095,660
 Corporate Bond Portfolio (Class 1)                                      13,978,892                2,419,316
 Davis Venture Value Portfolio (Class 1)                                 12,999,172                3,656,002
 "Dogs" of Wall Street Portfolio (Class 1)                                  958,501                1,433,165
 Emerging Markets Portfolio (Class 1)                                     4,828,089                3,751,232
 Equity Income Portfolio (Class 1)                                        1,217,858                  863,383
 Equity Index Portfolio (Class 1)                                         2,123,531                3,816,229
 Federated American Leaders Portfolio (Class 1)                           3,641,697                1,295,793
 Global Bond Portfolio (Class 1)                                          1,648,847                1,751,565
 Global Equities Portfolio (Class 1)                                        482,947                1,579,225
 Goldman Sachs Research Portfolio (Class 1)                                 465,116                  225,809
 Growth-Income Portfolio (Class 1)                                        2,341,865                6,934,725
 Growth Opportunities Portfolio (Class 1)                                   299,194                  253,923
 High-Yield Bond Portfolio (Class 1)                                      5,968,184                2,073,745
 International Diversified Equities Portfolio (Class 1)                   3,755,578                3,145,094
 International Growth and Income Portfolio (Class 1)                     12,793,464               13,573,525
 MFS Massachusetts Investors Trust Portfolio (Class 1)                      603,633                1,325,869
 MFS Mid-Cap Growth Portfolio (Class 1)                                     822,919                  905,433
 MFS Total Return Portfolio (Class 1)                                    24,111,214                  727,793
 Putnam Growth: Voyager Portfolio (Class 1)                               3,278,837                4,592,095
 Real Estate Portfolio (Class 1)                                          2,528,691                1,677,362
 Small Company Value Portfolio (Class 1)                                  1,800,592                1,310,356
 SunAmerica Balanced Portfolio (Class 1)                                  4,531,178                8,261,692
 Technology Portfolio (Class 1)                                             249,956                  120,625
 Telecom Utility Portfolio (Class 1)                                        433,336                  655,616
 Worldwide High Income Portfolio (Class 1)                                1,496,329                  410,206

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                   Cost of Shares    Proceeds from
                                                      Acquired        Shares Sold
                                                   --------------    -------------
VAN KAMPEN TRUST:
Comstock Portfolio (Class II)                       $  32,164,248      $  313,991
Emerging Growth Portfolio (Class II)                    3,671,177         459,834
Growth and Income Portfolio (Class II)                 24,358,377         592,617

LORD ABBETT FUND TRUST:
Growth and Income Portfolio (Class VC)              $  35,134,993      $  143,650
Mid-Cap Value Portfolio (Class VC)                     20,433,613         545,666

AMERICAN SERIES TRUST:
Asset Allocation Fund (Class 2)                     $  48,496,950      $  192,802
Global Growth Fund (Class 2)                           23,409,599          78,649
Growth Fund (Class 2)                                  43,647,009         444,384
Growth-Income Fund (Class 2)                           79,621,327         141,556

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended April 30, 2004, 2003 and 2002 follows:

                          At April 30                               For the Year Ended April 30
         ------------------------------------------------
                        Unit Fair Value                     Expense Ratio    Investment        Total Return
                          Lowest to            Net Assets      Lowest          Income            Lowest to
 Year      Units        Highest ($)(6)            ($)       to Highest(1)      Ratio(2)          Highest(3)
------   ---------      --------------         ----------   -------------    -----------     -----------------
Asset Allocation Portfolio (Class 1)
 2004      999,662      11.08 to 20.97(7)       17,626,445   0.85% to 1.25%      3.34%         18.44% to 18.91%
 2003      842,182       9.27 to 17.70          12,636,500   0.85% to 1.25%      3.89%         -3.43% to -3.05%
 2002      871,609       9.59 to 18.33          13,635,471   0.85% to 1.25%      3.34%         -4.01% to -3.63%

Capital Appreciation Portfolio (Class 1)
 2004    4,540,534      10.68 to 34.03(7)       68,288,994   0.85% to 1.25%      0.00%         22.49% to 23.00%
 2003    3,312,355       6.42 to 27.78          45,411,415   0.85% to 1.25%      0.00%       -12.32% to -11.97%
 2002    3,065,679       7.30 to 31.69          50,711,970   0.85% to 1.25%      0.25%       -15.26% to -14.92%

Government and Quality Bond Portfolio(Class 1)
 2004    4,538,622      12.81 to 16.80(7)       68,841,287   0.85% to 1.25%      4.04%          -0.18% to 0.22%
 2003    4,435,309      12.25 to 16.83          69,894,786   0.85% to 1.25%      3.39%           7.20% to 7.63%
 2002    3,705,363      11.38 to 15.70          56,444,402   0.85% to 1.25%      4.34%           5.79% to 6.22%

Growth Portfolio (Class 1)
 2004    3,178,645       9.57 to 26.87(7)       43,263,936   0.85% to 1.25%      0.47%         24.05% to 24.56%
 2003    2,185,613       6.55 to 21.66          27,512,769   0.85% to 1.25%      0.41%       -15.55% to -15.22%
 2002    1,992,150       7.73 to 25.65          31,805,872   0.85% to 1.25%      0.14%       -11.97% to -11.61%

Aggressive Growth Portfolio (Class 1)
 2004      983,125       7.73 to 12.92(7)       11,702,361   0.85% to 1.25%      0.00%         22.07% to 22.56%
 2003      961,812       4.13 to 10.59           9,544,290   0.85% to 1.25%      0.24%       -18.98% to -18.65%
 2002    1,103,249       5.08 to 13.07          13,297,839   0.85% to 1.25%      0.42%       -24.04% to -23.73%

Alliance Growth Portfolio (Class 1)
 2004    4,391,660       6.43 to 26.84(7)       75,292,292   0.85% to 1.25%      0.25%         11.80% to 12.25%
 2003    4,857,901       4.77 to 24.00          72,130,071   0.85% to 1.25%      0.30%       -16.24% to -15.90%
 2002    5,535,320       5.67 to 28.66          97,221,210   0.85% to 1.25%      0.00%       -20.20% to -19.88%

Blue Chip Growth Portfolio (Class 1)
 2004      201,429        5.33 to 5.37           1,080,772   0.85% to 1.10%      0.16%         16.36% to 16.65%
 2003      165,075        4.58 to 4.60             759,737   0.85% to 1.10%      0.26%       -18.61% to -18.39%
 2002      120,407        5.62 to 5.64             679,101   0.85% to 1.10%      0.06%       -20.83% to -20.64%

Cash Management Portfolio (Class 1)
 2004    1,634,270      10.89 to 13.08(7)       20,444,351   0.85% to 1.25%      2.09%         -0.69% to -0.29%
 2003    1,922,742      10.54 to 13.17          24,491,587   0.85% to 1.25%      3.63%          -0.11% to 0.29%
 2002    2,019,793      10.51 to 13.18          26,214,963   0.85% to 1.25%      3.98%           1.33% to 1.75%

Corporate Bond Portfolio (Class 1)
 2004    1,994,520      13.21 to 16.59(7)       28,487,187   0.85% to 1.25%      5.35%           6.12% to 6.55%
 2003    1,170,704      12.33 to 15.64          16,712,027   0.85% to 1.25%      5.94%           8.90% to 9.34%
 2002      934,852      10.52 to 14.36          12,670,300   0.85% to 1.25%      5.50%           5.20% to 5.62%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                          At April 30                                   For the Year Ended April 30
           -----------------------------------------------
                        Unit Fair Value                        Expense Ratio      Investment      Total Return
                           Lowest to            Net Assets        Lowest            Income          Lowest to
Year         Units       Highest ($) (6)           ($)         to Highest (1)      Ratio (2)       Highest (3)
-----      ---------    ---------------         ----------     -------------      ----------    -----------------
Davis Venture Value Portfolio (Class 1)
 2004      5,513,260     11.29 to 29.08(7)      77,506,131     0.85% to 1.25%        0.77%        30.20% to 30.72%
 2003      4,665,711      7.87 to 22.34         51,742,583     0.85% to 1.25%        0.65%      -13.03% to -12.68%
 2002      4,325,979      9.02 to 25.68         56,606,074     0.85% to 1.25%        0.49%        -8.93% to -8.57%

"Dogs" of Wall Street Portfolio (Class 1)
 2004        678,245     10.91 to 12.54          7,512,954     0.85% to 1.25%        2.52%        24.60% to 25.10%(8)
 2003        733,143      8.76 to 10.02          6,528,585     0.85% to 1.25%        1.90%      -13.94% to -13.59%
 2002        727,879     10.18 to 11.60          7,507,418     0.85% to 1.25%        2.16%          7.85% to 8.29%

Emerging Markets Portfolio (Class 1)
 2004        767,783      9.11 to 11.02          7,158,565     0.85% to 1.25%        0.00%        49.25% to 49.84%
 2003        632,213       6.10 to 7.35          3,999,291     0.85% to 1.25%        0.29%      -17.16% to -16.84%
 2002        739,403      7.37 to 10.01          5,654,737     0.85% to 1.25%        0.28%          9.27% to 9.76%

Equity Income Portfolio (Class 1)
 2004        792,665              10.73          8,509,172              1.25%        1.53%                  19.71%
 2003        758,827               8.97          6,804,963              1.25%        2.03%                 -14.39%
 2002        790,453     10.38 to 10.48          8,280,359     0.85% to 1.25%        1.67%        -4.39% to -4.01%

Equity Index Portfolio (Class 1)
 2004      5,140,659               8.19         42,104,093              1.25%        1.01%                  20.56%
 2003      5,344,702               6.79         36,310,699              1.25%        1.07%                 -14.70%
 2002      5,913,603       7.20 to 7.97         47,100,945     0.85% to 1.25%        0.81%      -14.14% to -13.81%

Federated American Leaders (Class 1)
 2004      1,306,284     10.15 to 16.29(7)      15,889,240     0.85% to 1.25%        1.43%        23.31% to 23.81%
 2003      1,047,833      8.16 to 13.21         10,910,210     0.85% to 1.25%        1.16%      -17.15% to -16.81%
 2002        968,846      9.83 to 15.94         12,456,497     0.85% to 1.25%        1.27%        -8.03% to -7.67%

Global Bond Portfolio (Class 1)
 2004        577,668     12.25 to 16.98(7)       9,081,423     0.85% to 1.25%        0.00%          0.75% to 1.16%
 2003        557,751     12.04 to 16.85          9,012,858     0.85% to 1.25%        1.64%          6.63% to 7.06%
 2002        560,409     10.76 to 15.80          8,628,048     0.85% to 1.25%        9.06%          2.24% to 2.69%

Global Equities Portfolio (Class 1)
 2004        919,029      6.94 to 15.83(7)      11,020,629     0.85% to 1.25%        0.25%        20.36% to 20.84%
 2003      1,037,728      5.71 to 13.16         10,038,817     0.85% to 1.25%        0.00%      -19.14% to -18.82%
 2002      1,238,372      7.05 to 16.27         14,260,497     0.85% to 1.25%        0.10%      -18.59% to -18.26%

Goldman Sachs Research Portfolio (Class 1)
 2004        127,558       6.39 to 6.44            820,456     0.85% to 1.10%        0.00%        22.42% to 22.73%
 2003         86,857       5.22 to 5.24            455,203     0.85% to 1.10%        0.00%      -14.09% to -13.87%
 2002         87,811       6.07 to 6.09            534,501     0.85% to 1.10%        0.00%      -30.33% to -30.14%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                            At April 30                                       For the Year Ended April 30
            ----------------------------------------------------
                          Unit Fair Value                            Expense Ratio      Investment       Total Return
                             Lowest to                Net Assets        Lowest            Income          Lowest to
Year          Units        Highest ($)(6)                ($)         to Highest(1)        Ratio(2)        Highest(3)
-----       ---------     ---------------             ----------     -------------      ----------     -----------------
Growth-Income Portfolio (Class 1)
 2004       3,720,474       8.35 to 26.31(7)          68,815,280     0.85% to 1.25%         0.93%        19.14% to 19.62%
 2003       4,056,149       6.41 to 22.09             61,581,722     0.85% to 1.25%         0.96%      -14.11% to -13.76%
 2002       4,836,055       7.43 to 25.71             81,959,764     0.85% to 1.25%         0.78%      -15.27% to -14.92%

Growth Opportunities Portfolio (Class 1)
 2004          58,482        4.41 to 4.63                258,640     0.85% to 1.10%         0.00%        20.89% to 21.23%
 2003          48,330        3.64 to 3.83                175,830     0.85% to 1.10%         0.00%      -27.41% to -26.86%
 2002          75,698        5.01 to 5.24                379,270     0.85% to 1.10%         0.01%       -27.11 to -26.93%

High-Yield Bond Portfolio (Class 1)
 2004         974,758      10.68 to 15.44(7)          12,031,008     0.85% to 1.25%         6.43%        18.15% to 18.62%
 2003         638,229       8.97 to 13.07              7,178,636     0.85% to 1.25%        14.87%          2.57% to 2.98%
 2002         556,317       8.73 to 12.74              6,337,878     0.85% to 1.25%        13.39%        -6.34% to -5.95%

International Diversified Equities Portfolio (Class 1)
 2004         661,289        6.16 to 9.42(7)           5,345,355     0.85% to 1.25%         4.03%        32.11% to 32.64%
 2003         584,446        4.62 to 7.13              3,655,991     0.85% to 1.25%         0.00%      -30.32% to -30.04%
 2002         616,557       6.61 to 10.24              5,524,611     0.85% to 1.25%         0.00%      -16.98% to -16.64%

International Growth and Income Portfolio (Class 1)
 2004       1,368,132       9.08 to 11.67(7)          13,930,099     0.85% to 1.25%         1.31%        36.02% to 36.57%
 2003       1,447,371        5.97 to 8.58             10,734,722     0.85% to 1.25%         0.61%      -22.08% to -21.76%
 2002       1,529,262       7.63 to 11.01             14,502,139     0.85% to 1.25%         0.31%      -12.90% to -12.55%

MFS Massachusetts Investors Trust Portfolio (Class 1)
 2004         896,493        8.07 to 8.14              7,288,167     0.85% to 1.10%         0.80%        15.30% to 15.59%
 2003         992,326        7.00 to 7.04              6,981,443     0.85% to 1.10%         0.91%      -14.63% to -14.42%
 2002       1,038,423        8.20 to 8.22              8,539,104     0.85% to 1.10%         0.59%      -15.74% to -15.53%

MFS Mid-Cap Growth Portfolio (Class 1)
 2004         476,821        7.77 to 7.83              3,733,305     0.85% to 1.10%         0.00%        32.81% to 33.15%
 2003         482,982        5.85 to 5.88              2,840,743     0.85% to 1.10%         0.00%      -29.02% to -28.84%
 2002         468,320        8.24 to 8.27              3,871,747     0.85% to 1.10%         0.00%      -37.49% to -37.32%

MFS Total Return Portfolio (Class 1)
 2004       4,381,942      12.74 to 12.84             56,227,175     0.85% to 1.10%         4.00%        13.47% to 13.75%
 2003       2,609,969      11.23 to 11.29             29,450,456     0.85% to 1.10%         1.79%        -5.04% to -4.80%
 2002       1,469,115      11.82 to 11.86             17,418,122     0.85% to 1.10%         1.59%          0.33% to 0.59%

Putnam Growth: Voyager Portfolio (Class 1)
 2004       2,575,127       6.33 to 16.77(7)          31,102,195     0.85% to 1.25%         0.25%        15.09% to 15.56%
 2003       2,441,491       5.05 to 14.57             27,931,800     0.85% to 1.25%         0.20%      -16.94% to -16.60%
 2002       2,811,912       6.06 to 17.54             38,564,294     0.85% to 1.25%         0.00%      -21.93% to -21.61%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                           At April 30                                    For the Year Ended April 30
            -----------------------------------------------
                         Unit Fair Value                        Expense Ratio      Investment       Total Return
                            Lowest to            Net Assets        Lowest            Income           Lowest to
 Year        Units        Highest ($)(6)            ($)         to Highest(1)        Ratio(2)        Highest(3)
 ----      ---------     ---------------         ----------     -------------      ----------     -----------------
Real Estate Portfolio (Class 1)
 2004        455,290      15.88 to 18.68          7,548,327     0.85% to 1.25%         2.34%        25.05% to 25.56%(8)
 2003        414,863      12.70 to 14.88          5,468,503     0.85% to 1.25%         2.55%          3.52% to 3.94%
 2002        340,849      12.27 to 14.32          4,325,632     0.85% to 1.25%         2.83%        12.98% to 13.44%

Small Company Portfolio (Class 1)
 2004        495,118      12.45 to 17.75          8,786,020     0.85% to 1.25%         0.00%        34.71% to 35.25%
 2003        458,325       9.21 to 13.18          6,037,265     0.85% to 1.25%         0.00%      -20.75% to -20.45%
 2002        459,017      11.57 to 16.63          7,626,802     0.85% to 1.25%         0.00%        14.49% to 14.96%

SunAmerica Balanced Portfolio (Class 1)
 2004      4,282,718       8.21 to 14.24(7)      57,607,133     0.85% to 1.25%         2.24%         9.90% to 10.35%
 2003      4,597,911       6.43 to 12.96         56,393,035     0.85% to 1.25%         3.07%        -9.38% to -9.02%
 2002      5,247,157       7.06 to 14.30         71,012,625     0.85% to 1.25%         2.20%      -12.80% to -12.45%

Technology Portfolio (Class 1)
 2004        121,974        2.16 to 2.17            264,982     0.85% to 1.10%         0.00%        19.47% to 19.77%
 2003         66,761        1.81 to 1.82            121,123     0.85% to 1.10%         0.00%      -27.75% to -27.59%
 2002         49,194        2.50 to 2.51            123,314     0.85% to 1.10%         0.00%      -42.89% to -42.70%

Telecom Utility Portfolio (Class 1)
 2004        375,895       7.37 to 10.16(7)       3,674,204     0.85% to 1.25%         6.05%        14.63% to 15.08%(8)
 2003        423,820        6.02 to 8.86          3,570,779     0.85% to 1.25%        10.91%      -17.74% to -17.41%
 2002        501,860       7.31 to 10.77          5,128,284     0.85% to 1.25%         3.44%      -21.36% to -20.48%

Worldwide High Income Portfolio (Class 1)
 2004        260,053      11.56 to 17.30(7)       3,688,752     0.85% to 1.25%         7.56%         9.98% to 10.43%
 2003        185,292      10.42 to 15.73          2,548,697     0.85% to 1.25%        13.83%          7.13% to 7.56%
 2002        166,212       9.71 to 14.68          2,214,342     0.85% to 1.25%        13.23%         -0.40% to 0.00%

Comstock Portfolio (Class II)
 2004      4,972,603      10.73 to 10.80         53,666,882     0.85% to 1.10%         1.13%        28.12% to 28.44%
 2003      1,877,262        8.38 to 8.41         15,778,868     0.85% to 1.10%         1.27%      -16.36% to -16.15%
 2002        489,178      10.02 to 10.03          4,904,860     0.85% to 1.10%         0.66%       0.17%(4) to 0.27%(4)

Emerging Growth Portfolio (Class II)
 2004        644,101        8.49 to 8.51          5,481,963     0.85% to 1.10%         0.00%        15.82% to 16.11%
 2003        261,331                7.33          1,916,147     0.85% to 1.10%         0.00%      -22.60% to -22.40%
 2002         65,032        9.45 to 9.47            614,792     0.85% to 1.10%         0.07%    -5.51% (4) to -5.29%(4)

Growth and Income Portfolio (Class II)
 2004      3,280,374      11.20 to 11.29         36,998,962     0.85% to 1.10%         1.11%        24.39% to 24.70%
 2003      1,101,314        9.00 to 9.05           ,962,263     0.85% to 1.10%         1.13%      -16.45% to -16.24%
 2002        208,564      10.78 to 10.81          2,253,232     0.85% to 1.10%         1.03%      7.76% (4) to 8.07%(4)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                          At April 30                              For the Year Ended April 30
           -------------------------------------------
                        Unit Fair Value                    Expense Ratio     Investment      Total Return
                           Lowest to        Net Assets        Lowest           Income          Lowest to
 Year        Units       Highest ($)(6)        ($)         to Highest(1)      Ratio(2)        Highest (3)
 ----      ---------    ---------------     ----------     -------------     ----------    ------------------
Growth and Income Portfolio (Class VC)
 2004      4,562,992     10.60 to 10.65     48,589,564     0.85% to 1.10%       0.65%         24.13% to 24.44%
 2003      1,144,287       8.54 to 8.56      9,794,470     0.85% to 1.10%       0.67%       -14.60% to -14.39%
 2002              -                  -              -                 -           -                        -

Mid-Cap Value Portfolio (Class VC)
 2004      2,598,873     11.06 to 11.11     28,866,718     0.85% to 1.10%       0.50%         32.32% to 32.65%
 2003        667,309       8.36 to 8.38      5,589,117     0.85% to 1.10%       0.65%       -16.42% to -16.22%
 2002              -                  -              -                 -           -                        -

Asset Allocation Fund (Class 2)
 2004      4,799,401     12.40 to 12.44     59,677,489     0.85% to 1.10%       2.07%         15.28% to 15.56%
 2003        853,127     10.75 to 10.76      9,181,839     0.85% to 1.10%       1.53%       7.55% (5) to 7.63%(5)
 2002              -                  -              -                 -           -                        -

Global Growth Fund (Class 2)
 2004      1,806,379     14.78 to 14.83     26,782,854     0.85% to 1.10%       0.11%         31.24% to 31.56%
 2003        180,601     11.26 to 11.27      2,036,008     0.85% to 1.10%       0.00%      12.64%(5) to 12.74%(5)
 2002              -                  -              -                 -           -                        -

Growth Fund (Class 2)
 2004      3,515,459     14.95 to 15.00     52,716,825     0.85% to 1.10%       0.10%         27.20% to 27.51%
 2003        503,213     11.75 to 11.77      5,920,073     0.85% to 1.10%       0.02%      17.53%(5) to 17.66%(5)
 2002              -                  -              -                 -           -                        -

Growth - Income Fund (Class 2)
 2004      6,825,246     14.32 to 14.39     98,164,575     0.85% to 1.10%       0.87%         26.01% to 26.33%
 2003      1,076,060     11.37 to 11.39     12,254,361     0.85% to 1.10%       0.65%      13.68%(5) to 13.90%(5)
 2002              -                  -              -                 -           -                        -

      (1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded. For additional information on charges and deductions, see footnote 3.

      (2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

      (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts:
            An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

      (4)   For the period from October 15, 2001 (effective date) to April 30,
            2002.

      (5) For the period from September 30, 2002 (effective date) to April 30, 2003.

      (6) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

      (7) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

      (8) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.